TEMPLETON INSTITUTIONAL FUNDS, INC.
                                  ON BEHALF OF
                                  GROWTH SERIES
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091

Dear Shareholder:

     Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Growth Series ("Growth Series") of Templeton Institutional Funds, Inc. ("TIFI"). The Meeting has been called for Tuesday, October 12, 1999 at 10:00 a.m. Eastern time at the offices of TIFI at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091. The accompanying Prospectus/Proxy Statement describes an important proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD.

     This meeting is critically important. The Directors of your fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your Growth Series shares being exchanged for those of a fund called Templeton Growth Fund, Inc. ("Growth Fund"). If shareholders of Growth Series approve the proposal, you will receive Advisor Class shares of Growth Fund equal in value to your investment in Growth Series. You will no longer be a shareholder of Growth Series, and you will instead be a shareholder of Growth Fund.

     The proposed transaction is intended to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement, which means that you should not have federal taxable gain or loss on the exchange of your shares.

     The transaction is being proposed because the current asset levels and projected growth in assets of Growth Series do not appear to be sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. Growth Fund's investment goal and investment policies as compared to those of Growth Series are outlined in the Prospectus/Proxy Statement. Growth Fund is managed by Templeton Global Advisors, Limited ("Global Advisors"); Growth Series is managed by Templeton Investment Counsel, Inc. ("Investment Counsel"). Global Advisors and Investment Counsel are wholly owned by Franklin Resources, Inc. Growth Fund is a larger fund that should be better able to obtain cost savings for shareholders.

     Please take the time to review this document and vote now. THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

o    Sign and return your card promptly.

o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

       Thank you for your attention to this matter.

                                        Sincerely,

                                        Barbara J. Green
                                        Secretary



                       This page intentionally left blank.



                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                  ON BEHALF OF
                                  GROWTH SERIES
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                         TO BE HELD ON OCTOBER 12, 1999


To the Shareholders of Growth Series:

     NOTICE  IS HEREBY  GIVEN  that a Special  Shareholders'  Meeting  of Growth
Series ("Growth Series") will be held at the offices of the Templeton Institutional Funds, Inc. ("TIFI"), 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 on October 12, 1999 at 10:00 a.m. Eastern time. The Meeting is being called for the following reasons:

     1. To approve or disapprove an Agreement and Plan of Reorganization between TIFI, on behalf of Growth Series, and Templeton Growth Fund, Inc. ("Growth Fund") that provides for: (i) the acquisition of substantially all of the assets of Growth Series in exchange for Advisor Class shares of Growth Fund; (ii) the distribution of such shares of Growth Fund to the shareholders of Growth Series; and (iii) the liquidation and termination of Growth Series.

     2. To grant the proxyholders the authority to vote upon any other business as may properly come before the Meeting or any adjournment(s) thereof.

     The Agreement and Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders  of record as of the close of business  on Monday,  August 23,
1999  are   entitled  to  notice  of,  and  to  vote  at,  the  Meeting  or  any adjournment(s) thereof.

                                        By Order of the Board of Directors,

                                        Barbara J. Green
                                        Secretary

September 20, 1999



THE BOARD OF DIRECTORS OF TIFI URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.





                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS



                                                                                 PAGE
COVER PAGE..................................................................    Cover
SUMMARY.....................................................................       3
         What proposal am I voting on?......................................       3
         How will the shareholder voting be handled?........................       3
         What are the general tax consequences of the Transaction?..........       3
COMPARISONS OF SOME IMPORTANT FEATURES......................................       3
         How do the investment goals, policies and strategies of the funds
              compare?......................................................       3
         Who manages the funds?.............................................       4
         What are the fees and expenses of each fund and what might they be
           after the Transaction?...........................................       5
         Where can I find more financial information about the funds?.......       6
         What are other key features of the funds?..........................       6
RISKS.......................................................................       7
REASONS FOR THE TRANSACTION.................................................       8
INFORMATION ABOUT THE TRANSACTION...........................................       8
         How will the Transaction be carried out?...........................       8
         Who will pay the expenses of the Transaction?......................       9
         What are the tax consequences of the Transaction?..................       9
         What should I know about Growth Fund's Advisor Class Shares?.......       9
         What are the capitalizations of the funds and what might the
           capitalization be after the Transaction?.........................      10
COMPARISON OF INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS..............      10
         Are there any significant differences between the investment goals,
           policies, strategies and risks of the funds? ....................      10
         How do the types of securities the funds buy and the investment
           policies of the funds compare?...................................      10
         How do the fundamental investment restrictions of the funds differ?      13
         What are the risk factors associated with investments in the funds?      14
VOTING INFORMATION..........................................................      16
         How many votes are necessary to approve the Agreement and Plan?....      16
         How do I ensure my vote is accurately recorded?....................      16
         Can I revoke my proxy?.............................................      16
         What other matters will be voted upon at the Meeting?..............      17
         Who is entitled to vote?...........................................      17
         What other solicitations will be made?.............................      17
         Are there dissenters' rights?......................................      17
INFORMATION ABOUT GROWTH FUND...............................................      17
INFORMATION ABOUT GROWTH SERIES.............................................      17
PRINCIPAL HOLDERS OF SHARES.................................................      18
GLOSSARY OF USEFUL TERMS AND DEFINITIONS....................................      19
EXHIBITS TO PROSPECTUS AND PROXY STATEMENT..................................      20

         Exhibit A - Agreement and Plan of Reorganization

         Exhibit B - Prospectus of Templeton Growth Fund, Inc.-Advisor
                     Class dated January 1, 1999, as supplemented August 10, 1999 (enclosed)

         Exhibit C - Annual Report to Shareholders of Templeton Growth Fund,
                     Inc. dated August 31, 1998 (enclosed)

         Exhibit D - SemiAnnual Report to Shareholders of Templeton Growth
                     Fund, Inc. dated February 28, 1999 (enclosed)






                         PROSPECTUS AND PROXY STATEMENT
                            DATED SEPTEMBER 20, 1999

                          ACQUISITION OF THE ASSETS OF
                                  GROWTH SERIES
                 A SERIES OF TEMPLETON INSTITUTIONAL FUNDS, INC.

                 BY AND IN EXCHANGE FOR ADVISOR CLASS SHARES OF
                           TEMPLETON GROWTH FUND, INC.

     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Growth Series ("Growth Series"), a series of Templeton Institutional Funds, Inc. ("TIFI"), to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan"). If shareholders of Growth Series vote to approve the Agreement and Plan, the net assets of Growth Series will be acquired by and in exchange for Advisor Class shares of Templeton Growth Fund, Inc. ("Growth Fund").

     The Meeting will be held at the principal offices of TIFI, which are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 on October 12, 1999 at 10:00 a.m. Eastern time. The Board of Directors of TIFI, on behalf of Growth Series, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about Friday, October 1, 1999.

     If Growth Series shareholders vote to approve the Agreement and Plan, you will receive Advisor Class shares of Growth Fund equal in value to your investment in shares of Growth Series. Growth Series will then be liquidated and terminated.

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets. The main differences between the funds are that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally may invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     This Prospectus/Proxy Statement gives the information about the proposed reorganization and Advisor Class shares of Growth Fund that you should know before voting or investing. You should retain it for future reference. Additional information about Growth Fund and the proposed reorganization can be found in the following documents:

     o The Prospectus of Growth Fund - Advisor Class dated January 1, 1999, as supplemented August 10, 1999 (the "Growth Fund Prospectus"), is
          enclosed  with  and   considered  a  part  of  this   Prospectus/Proxy
          Statement.

     o    The Annual Report to Shareholders of Growth Fund dated August 31,
          1998 contains  financial and  performance  information  for the Growth
          Fund   and  is   enclosed   with  and   considered   a  part  of  this
          Prospectus/Proxy Statement.

     o The SemiAnnual Report to Shareholders of Growth Fund dated February 28, 1999 contains financial and performance information for the Growth
          Fund   and  is   enclosed   with  and   considered   a  part  of  this
          Prospectus/Proxy Statement.

     o Statement of Additional Information dated September 20,1999 relating to this Prospectus/Proxy Statement has been filed with the Securities & Exchange Commission ("SEC") and is incorporated by reference into this Prospectus/Proxy Statement.

     o The Prospectus dated May 1, 1999 as amended August 19, 1999 and Statement of Additional Information ("SAI") of Growth Series dated May 1, 1999, as supplemented July 21, 1999 (the "Growth Series Prospectus"), and Growth Series' Annual and SemiAnnual Reports to Shareholders dated December 31, 1998 and June 30, 1999, respectively, which contain financial and performance information for Growth Series, are each on file with the SEC (File Nos. 33-35779 and 811-06135) and are incorporated by reference herein.

     You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.





                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. For more complete information, you should read the rest of this Prospectus/Proxy Statement, including the Agreement and Plan (attached as Exhibit A), the Growth Fund Prospectus (enclosed as Exhibit B), the Annual Report to Shareholders of Growth Fund (enclosed as Exhibit C), and the SemiAnnual Report to Shareholders of Growth Fund (enclosed as Exhibit D).

WHAT PROPOSAL AM I VOTING ON?

     At a meeting held on July 21, 1999, the Board of Directors of TIFI approved the Agreement and Plan and recommended that shareholders of Growth Series vote to approve the Agreement and Plan. If shareholders of Growth Series vote to approve the Agreement and Plan, it will result in the transfer of the net assets of Growth Series to Growth Fund, in exchange for an equal value of Advisor Class shares of Growth Fund. Advisor Class shares of Growth Fund will then be distributed to Growth Series shareholders and Growth Series will be liquidated and terminated. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction."). As a result of the Transaction, you will cease to be a shareholder of Growth Series and will become a shareholder of Growth Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

     This means that your shares of Growth Series will be exchanged for an equal value of Advisor Class shares of Growth Fund. You will receive Advisor Class shares of Growth Fund equal in value to your investment in shares of Growth Series.

     Like Growth Series, Growth Fund is a mutual fund in the Franklin Templeton Group of Funds. Growth Fund and Growth Series have identical investment goals, and similar, but not identical, policies and strategies. For the reasons set forth in the "Reasons for the Transaction" section, the Boards of Directors of TIFI and Growth Fund determined that the Transaction is in the best interests of the Growth Series and Growth Fund. The Boards of Directors of TIFI and Growth Fund also concluded that no dilution in value would result to the current shareholders of Growth Series or Growth Fund as a result of the Transaction.

                 THE TIFI BOARD OF DIRECTORS RECOMMENDS THAT YOU
                     VOTE TO APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     Shareholders who own shares of Growth Series at the close of business on Monday, August 23, 1999 will be entitled to vote at the Meeting and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, holders of a majority of the outstanding voting securities must be voted in favor of the Agreement and Plan.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card. If you return your signed proxy card, your vote will be officially cast at the Meeting by the persons appointed as proxies.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

     It is expected that shareholders of Growth Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Advisor Class shares of Growth Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You also should consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, POLICIES AND STRATEGIES OF THE FUNDS COMPARE?

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets.

     Important differences between the funds are that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally may invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     As the Templeton investment philosophy is "bottom-up", value-oriented, and long-term, each manager, in choosing equity investments, focuses on the market price of a company's securities relative to that manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The managers also consider a company's historical value measures, including price/earnings ratio, profit margins and liquidation value.

     Further, in selecting securities for Growth Series, the manager attempts to identify companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

     For  more  information  about  the  funds'   investment  goals,   policies,
strategies and risks, please see "Comparison of Investment Goals, Policies, Strategies and Risks."

WHO MANAGES THE FUNDS?

     The   management   of  the  business  and  affairs  of  each  fund  is  the
responsibility of each fund's respective Board of Directors. Both TIFI and Growth Fund are open-end management investment companies, commonly referred to as "mutual funds." Growth Fund was organized as a Maryland corporation on November 10, 1986, and is registered with the SEC. Growth Series is a series of TIFI, also a Maryland corporation, which was organized on July 6, 1990, and is also registered with the SEC.

     Investment Counsel manages the assets of Growth Series and makes its investment decisions. Global Advisors manages the assets of Growth Fund and makes its investment decisions. Investment Counsel and Global Advisors are both wholly owned subsidiaries of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, the managers and their affiliates serve as investment manager or administrator to 54 registered investment companies, with approximately 162 U.S.-based funds or series. As of August 31, 1999, they have over $222 billion in combined assets under management for more than 7 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     Growth Series' lead portfolio manager is Mr. Gary P. Moytl, CFA and Director and Executive Vice President of Investment Counsel. Mr. Moytl has been a manager of Growth Series since its inception. He joined the Franklin Templeton Group in 1981. The following individuals have secondary portfolio management responsibilities for Growth Fund: Mr. Mark R. Beveridge, Senior Vice President of Investment Counsel, Mr. Gary Clemons, Senior Vice President of Investment Counsel, Mr. Simon Rudolph, Senior Vice President of Investment Counsel, and Mr. Guang Yang, Vice President of Investment Counsel. Mr. Beveridge has been a manager of Growth Series since 1996. He joined the Franklin Templeton Group in 1985. Mr. Clemons has been a manager of Growth Series since 1994. He joined the Franklin Templeton Group in 1990. Mr. Rudolph has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1997. Mr. Yang has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1995.

     Growth Fund's lead portfolio manager is Mr. Mark G. Holowesko, CFA and President of Global Advisors. Mr. Holowesko has been a manager of Growth Fund since 1987. He joined the Franklin Templeton Group in 1985. The following individuals have secondary portfolio management responsibilities for Growth
Fund: Mr. Jeffrey A. Everett CFA, Executive Vice President of Global Advisors, and Mr. Chris Maura, CFA, Vice President of Global Advisors. Mr. Everett has been a manager of Growth Fund since 1994. He joined the Franklin Templeton Group in 1989. Mr. Maura has been a manager of Growth Fund since June 1999. He joined the Franklin Templeton Group in 1993. Before June 1999, Mr. Richard Sean Farrington was a manager of Growth Fund.

     Growth Series has a management agreement with Investment Counsel under which Investment Counsel receives a management fee (before any waiver) equal to an annual rate of 0.70% of its average daily net assets. Investment Counsel has agreed to waive its fees in order to limit the fund's total expenses to an annual rate of 0.90% of average daily net assets. Investment Counsel may end this arrangement at any time after May 1, 2000, upon notice to the fund's Board of Directors. This voluntary arrangement did not result in any fee reductions for the fund for its last fiscal year. Growth Fund does not have a similar arrangement with Global Advisors. Growth Series paid 0.70% of its average daily net assets to Investment Counsel for the fiscal year ended December 31, 1998.

     Growth Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee equal to an annual rate of 0.75% of the value of average daily net assets up to and including $200 million; 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and 0.60% of the value of average daily net assets over $1.3 billion. Each class of the fund's shares pays its proportionate share of the management fee. The fund paid 0.61% of its average daily net assets to Global Advisors for the fiscal year ended August 31, 1998.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Series or Advisor Class shares of Growth Fund. The table also shows the estimated expense levels of Growth Fund after the proposed Transaction.

                  FEE TABLE FOR GROWTH SERIES AND GROWTH FUND*




                                                                                                  PROJECTED
                                                                      ACTUAL                  AFTER TRANSACTION
                                                        --------------------------------------------------------
                                                                            GROWTH FUND -       GROWTH FUND -
                                                          GROWTH SERIES      ADVISOR CLASS      ADVISOR CLASS
                                                        --------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
Maximum Sales Charge
(as a percentage of offering price)................            None              None               None
  Paid at time of purchase.........................            None              None               None
  Paid at time of redemption.......................            None              None               None
Exchange fee (per transaction)(1)                             $5.00              $5.00              $.00

ANNUAL FUND OPERATING EXPENSES
 (as percentage of average net assets)
Management Fees                                                0.70%             0.61%              0.61%
Rule 12b-1 Fees...................................             None              None               None
Other Expenses....................................              .19%             0.22%              0.22%
                                                               ----              -----              -----
Total Annual Fund Operating Expenses.............              0.89%             0.83%              0.83%
                                                               =====             =====              =====

1. This fee is only for Market Timers. We process all other exchanges without a fee.

* Information provided for Growth Series is for the fiscal year ended December 31, 1998. Information provided for Growth Fund Advisor Class shares is for the fiscal year ended August 31, 1998.

EXAMPLE

The following expense example can help you compare the cost of investing in Growth Series versus the cost of investing in Advisor Class shares of Growth Fund. Assume the annual return for each fund is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.


                                          1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                          ------     -------    -------    --------

Growth Series                              $91        $284       $493        $1,096
Growth Fund - Advisor Class                $85        $265       $460        $1,025
Projected Growth Fund - Advisor Class
 (after Transaction)                       $85        $265       $460        $1,025

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For Growth Fund - Advisor Class shares, per share income information is shown immediately below under the heading "Financial Highlights." Also, the current Annual and SemiAnnual Reports to Shareholders of Growth Fund, which are enclosed with and considered a part of this Prospectus/Proxy Statement, contain more financial information about Growth Fund and a discussion of Growth Fund's performance during the fiscal year ended August 31, 1998.

     The Growth Series Prospectus, as well as its Annual Report to Shareholders for the fiscal year ended December 31, 1998 and SemiAnnual Report to Shareholders for the six month period ended June 30, 1999, contain more financial information about Growth Series. These documents are available free of charge upon request (see "Information About Growth Series").

                              FINANCIAL HIGHLIGHTS
                          GROWTH FUND - ADVISOR CLASS


                                                       SIX MONTHS ENDED
                                                       FEBRUARY 28, 1999          YEAR ENDED AUGUST 31,
                                                                             ----------------------------
                                                          (UNAUDITED)             1998            1997+
                                                       --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $16.80              $22.49          $19.37
                                                             ------              ------          ------
Income from investment operations:
    Net investment income                                      .16                 .56              .37
    Net realized and unrealized gains (losses)                1.66               (2.78)           2.75
                                                              ----               ------           ----
 Total from investment operations                             1.82               (2.22)           3.12
                                                              ----               ------           ----
Less distribution from:
   Net investment income                                      (.44)               (.59)             --
   Net realized gains                                        (2.03)              (2.88)             --
                                                             ------              ------            --
Total distributions                                          (2.47)              (3.47)            --
                                                             ------              ------            --
Net asset value, end of period                               $16.15              $16.80          $22.49
                                                             =======             ======          ======
Total return (%)*                                             11.31              (12.41)          16.11

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       $41,208             $36,301         $29,531
Ratios to average net assets: (%)
   Expenses                                                     .87**               .83             .83**
   Net investment income                                       2.01**              2.81            3.68**
Portfolio turnover rate (%)                                   11.77               48.23           41.81


 * Total return is not annualized.
** Annualized.
 + For the period January 2, 1997 (effective date) to August 31, 1997.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent.

     The Chase Manhattan Bank acts as the custodian of the securities and other assets of both funds. The main office of the Chase Manhattan Bank that provides custody services is MetroTech Center, Brooklyn, NY 11245. As a foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.

     ADMINISTRATIVE SERVICES. FT Services, a wholly owned subsidiary of Resources, provides certain administration services and facilities for each fund.

     DISTRIBUTION SERVICES. Pursuant to underwriting agreements with each fund, Distributors acts as principal underwriter in a continuous public offering of the funds' shares. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales materials and prospectuses used to offer shares to the public.

     PURCHASES, EXCHANGES AND REDEMPTIONS. Growth Series and Growth Fund-Advisor Class shares are sold without sales loads and are not subject to distribution (12b-1) or service fees. Each fund's minimum initial and subsequent investments vary, depending on factors such as the type of shareholder and the method of investment.

     You may sell (redeem) your shares at any time. Shares of each fund may be redeemed at their respective Net Asset Value per share. Shares of each fund may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

     Additional information and specific instructions explaining how to buy, sell, and exchange Advisor Class shares of Growth Fund and shares of Growth Series are outlined in the current prospectuses of Growth Fund and Growth Series under the heading "Your Account." The accompanying Growth Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These phone numbers are the same for Growth Fund and Growth Series.

     DIVIDENDS, DISTRIBUTIONS AND TAXES. Both funds declare dividends. The amount of these dividends will vary depending on changes in the funds' net investment income. Neither fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares.

     Unlike Growth Series, Growth Fund automatically reinvests distributions in additional shares unless you select a different option. Specific instructions explaining how to select a different option are outlined in the attached Growth Fund Prospectus under the heading "Investor Services - Distribution Options."

     Distributions from the funds, whether you receive them in cash or in additional shares, are generally subject to income tax. Each fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year.

     Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangible taxes.

     For more information about the tax implications of investments in the funds, see the attached Growth Fund Prospectus or the current Growth Series Prospectus under the heading "Distribution and Taxes."

                                      RISKS

     As with most investments, investments in Growth Fund and Growth Series involve risks. There can be no guarantee against losses resulting from an investment in either fund, nor can there be any assurance that either fund will achieve its investment goal. The risks associated with an investment in each fund include risks associated with stock investing generally. Because the securities a fund holds fluctuate in price, the value of your investment in a fund will go up and down. This means you could lose money over short or even extended periods. Stocks tend to go up and down more dramatically over the short term than the long term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by a manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

     In addition, each fund may invest 100% of its assets in securities of issuers in emerging markets. Such securities are subject to greater risks due to a lack of established legal, business and social frameworks to support securities markets. Because Growth Fund tends to invest a greater portion of its assets in these securities than Growth Series, it has greater exposure to these risks.

     Growth Series tends to invest more of its assets in smaller companies than Growth Fund and, as a result, has greater exposure to the risks of investing in smaller companies.

     For more information about the risks of the funds, see "What are the risk factors associated with investments in the funds?" under the heading "Comparison of Investment Goals, Policies, Strategies and Risks."

                           REASONS FOR THE TRANSACTION

     The Board of Directors of TIFI, on behalf of Growth Series, has recommended the Transaction for purposes of combining Growth Series with a larger fund. Because of the relatively low demand for Growth Series, Investment Counsel recommended to the Board of Directors of TIFI that the assets of Growth Series be combined with a larger fund that has the same investment goal and similar policies. A larger fund should be better able to diversify its investments and to obtain certain savings in costs for its shareholders. The Transaction was also recommended to combine similar funds within the Franklin Templeton Group to eliminate duplication of expenses and internal competition.

     At a meeting of TIFI's Board of Directors held on July 21, 1999, the Board of Directors discussed with management the potential benefits and costs to shareholders of Growth Series. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Directors considered, among other things: the expense ratios of Growth Fund and Growth Series; the comparative investment performance of Growth Fund and Growth Series; the compatibility of the investment policies, restrictions and investments of Growth Series with those of Growth Fund; the tax consequences of the Transaction; and the significant experience of Global Advisors. During the course of its deliberations, the Board of Directors also considered that the expenses of the Transaction will be shared one-quarter by Growth Fund, one-quarter by Growth Series, one-quarter by Investment Counsel and one-quarter by Global Advisors.

     The Board of Directors concluded that the Transaction is in the best interests of Growth Series and that no dilution of value would result to the shareholders of Growth Series as a result of the Transaction. It then decided to approve the Agreement and Plan and to recommend that shareholders of Growth Series approve the Agreement and Plan. As required by law, the Board members approving the Agreement and Plan included a majority of the directors who are not interested persons of Growth Series.

     The Board of Directors' conclusion was based on a number of factors, including that the Transaction would permit shareholders to pursue their investment goals in a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, would be largely unaffected by the Transaction.

     The Board of Directors of Growth Fund also determined that the Transaction was in the best interests of Growth Fund and that no dilution would result to its shareholders.

   FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS OF TIFI, ON BEHALF
     OF GROWTH SERIES, RECOMMENDS THAT YOU VOTE FOR THE AGREEMENT AND PLAN.

     If shareholders of Growth Series do not approve the Agreement and Plan, the Board of Directors will consider other possible courses of action for Growth Series, including liquidation and termination.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of Growth Series approve the Agreement and Plan, the Transaction will take place after various conditions are satisfied by TIFI on behalf of Growth Series, and by Growth Fund, including the delivery of certain documents. TIFI and Growth Fund will agree on a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Growth Series do not approve the Agreement and Plan, the Transaction will not take place.

     In anticipation of the proposed Transaction, the Board of Directors decided to close Growth Series to new investors effective after the close of business on August 10, 1999. If you were a shareholder of record as of the close of business on August 10, 1999, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions until the date of the Meeting. If the Transaction is approved by Growth Series' shareholders, Growth Series will also be closed to purchases by existing shareholders, except through the reinvestment of dividend or capital gain distributions or through established automatic investment plans, including automatic salary deferrals through defined contribution plans.

     If the shareholders approve the Agreement and Plan, Growth Series will deliver to Growth Fund substantially all of its assets on the closing date. In exchange, Growth Series will receive Advisor Class shares of Growth Fund which have a value equal to the dollar value of the assets delivered to Growth Fund. The stock transfer books of Growth Series will be permanently closed as of 4:00 p.m. Eastern time on the closing date. Growth Series will only accept requests for redemption received in proper form before 4:00 p.m. Eastern time on the closing date. Requests received after that time will be considered requests to redeem shares of Growth Fund.

     Although you may redeem your shares, please keep in mind that if you sell ALL the shares in your account, your account will be closed and you will not be allowed to buy additional shares of Growth Series or to reopen your account in Growth Series. If you sell your shares in Growth Series, you may reinvest some or all of the proceeds in most of the other Franklin Templeton Funds within 365 days without an initial sales charge.

     To the extent permitted by law, the funds may agree to amend the Agreement and Plan without shareholder approval. The funds may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of Growth Series' shareholders.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction will be paid one-quarter by Growth Fund, one-quarter by Growth Series, one-quarter by Investment Counsel and one-quarter by Global Advisors.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from TIFI, on behalf of Growth Series, and Growth Fund, it is the opinion of Dechert Price & Rhoads, special tax counsel to the funds, that shareholders of Growth Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Growth Series for Advisor Class shares of Growth Fund and that neither Growth Fund nor its Advisor Class shareholders will recognize any gain or loss upon receipt of the assets of the Growth Series.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT GROWTH FUND'S ADVISOR CLASS SHARES?

     Advisor Class shares of Growth Fund will be distributed to shareholders of Growth Series. Advisor Class shares are sold without sales loads and are not subject to distribution (12b-1) or service fees. Each share will be fully paid and non-assessable when issued with no personal liability attaching to the ownership thereof. Each Growth Fund Advisor Class share will have no preemptive or conversion rights and will be transferable upon the books of Growth Fund. The shares of Growth Fund will be recorded electronically in each shareholder's account. Growth Fund will then send a confirmation to each shareholder. As described in its prospectus, Growth Fund does not issue share certificates unless requested. Former shareholders of Growth Series whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Growth Fund until the certificates have been returned.

     Both Growth Fund and Growth Series have non-cumulative voting rights. This gives the holders of more than 50% of the shares voting the ability to elect 100% of the directors.

     Like Growth Series, Growth Fund does not routinely hold shareholders' meetings. Growth Fund may hold special meetings for matters requiring shareholder approval. A meeting of shareholders may also be called by its respective Board of Directors in such Board's discretion or at the request of its shareholders who hold at least 10% of the fund's outstanding shares in order to consider the removal of a director.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of July 31, 1999, the capitalization of Growth Series and Advisor Class shares of Growth Fund. The table also shows the projected capitalization of Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of Advisor Class shares of Growth Fund is likely to be different when the Transaction is consummated.


                                                                                PRO FORMA            PRO FORMA
                                                          GROWTH FUND -        GROWTH FUND -     GROWTH FUND - ALL
                                        GROWTH SERIES     ADVISOR CLASS       ADVISOR CLASS           CLASSES
                                         (UNAUDITED)      (UNAUDITED) *        (UNAUDITED)          (UNAUDITED)
                                        ----------------------------------------------------------------------------

       Net assets.....................      $62,375,933        $50,484,101         $112,860,034     $14,530,639,800
       Total shares outstanding.......        8,222,882          2,575,701            5,758,147         744,236,047
       Net Asset Value per share......            $7.59             $19.60               $19.60               n/a**


     * Growth Fund offers three additional share classes, Classes A, B and C. As of July 31, 1999, Growth Fund has 741,053,601 shares outstanding of all of its classes, reflecting combined net assets of $14,468,263,867.

     ** Net Asset Value is only calculated on a per class basis.

         COMPARISON OF INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS

     This section describes key investment goals, policies, strategies and risks of Growth Fund and Growth Series, and certain noteworthy differences between the investment policies and strategies. For a complete description of Growth Fund's investment policies and risks, you should read the Growth Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS OF THE FUNDS?

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets.

     Important differences between the funds are that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally MAY invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     As the Templeton investment philosophy is "bottom-up", value-oriented, and long-term, each manager, in choosing equity investments, focuses on the market price of a company's securities relative to that manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The managers also consider a company's historical value measures, including price/earnings ratio, profit margins and liquidation value.

     Further, in selecting securities for Growth Series, Investment Counsel attempts to identify companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND THE INVESTMENT POLICIES OF THE FUNDS COMPARE?

         EQUITY SECURITIES.

     Each fund normally invests at least 65% of its total assets in equity securities. The equity securities in which the funds primarily invest are issued by companies located anywhere in the world. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks.

         FOREIGN SECURITIES.

     Each fund may invest up to 100% of its assets in foreign securities located anywhere in the world, including emerging markets. Growth Series will, under normal conditions, invest at least 65% of its total assets in at least three nations. Each fund may invest up to 100% of its total assets in emerging markets. Each fund may also buy foreign securities that are traded in the U.S. or directly in foreign markets, and may buy securities denominated in foreign currencies. Growth Fund may invest no more than 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange. Each fund may invest no more than 5% of its total assets in securities of Russian issuers.

         DEPOSITORY RECEIPTS.

     Each fund may invest in American, European and Global Depository Receipts. Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

         DEBT SECURITIES.

     Each fund has the ability to invest in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

     Growth Series generally MAY invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, whereas Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

         OPTIONS.

     Although Growth Fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade or similar entities or quoted on NASDAQ, it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.

     Growth Series may buy and sell options on securities, securities indices, foreign currencies and, for hedging purposes, futures contracts, although the fund does not currently intend to enter into options on securities or securities indices. An option on a security, foreign currencies or a futures contract is a contract that allows the buyer of the option the right to buy or sell a specified security, foreign currency or futures contract from or to the seller at a specified price (or exchange rate) during the term of the option. Growth Series may buy and sell options on securities or indices only if (1) the value of the underlying securities on which options may be written at any one time will not exceed 25% of its total assets; and (ii) with respect to purchases, the fund's premiums, in the aggregate, do not exceed 5% of its total assets.

     Each fund may only sell covered options on securities and securities indices. This means that, with respect to any call option written, the fund will own the underlying securities or comparable securities satisfying the cover requirements of the securities exchanges.

         FUTURES CONTRACTS.

     Although Growth Fund has the authority to invest up to 20% of its total assets buying and selling stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index.

     For hedging purposes only, Growth Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the fund does not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time does not exceed 25% of the fund's total assets.

     Although Growth Series has the authority to buy and sell financial futures contracts, it presently has no intention of entering into such transactions. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts may be written at any one time will not exceed 25% of the total assets of the fund.

         FOREIGN CURRENCY EXCHANGE CONTRACTS.

     To hedge against currency risks, Growth Series may enter into forward foreign currency contracts, which are agreements to buy or sell a specific currency at a set price on a future date. Growth Fund has no stated policy on forward foreign currency contracts. Neither fund presently intends to enter into such contracts.

     STRUCTURED INVESTMENTS.

     Included among the issuers of debt securities in which the funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. Growth Series may invest no more than 5% of its total assets in structured investments. Growth Fund does not have a similar limitation.

     REPURCHASE AGREEMENTS.

     Each fund will generally have a portion of its assets in cash and cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from a bank or broker-dealer at one price and agrees to sell the security back to the bank or broker-dealer at a higher price after a short period of time (generally, less than seven days). The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. If the bank or broker-dealer does not purchase the securities as agreed, the funds may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. Both funds intend to enter into repurchase agreements with banks or broker-dealers considered to be creditworthy by their managers.

     TEMPORARY INVESTMENTS.

     The manager of each fund may take a temporary defensive position when the manager believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in global equity securities.

     ILLIQUID SECURITIES.

     Growth Fund may not invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange or 10% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries. Growth Series may not invest more than 10% of its net assets in illiquid securities, nor more than 10% of its net assets in securities which are not publicly traded or which cannot be readily resold because of legal or contractual restrictions, or which are not otherwise readily marketable. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

     CONCENTRATION.

     Each fund may invest in any industry, although neither will concentrate (invest more than 25% of its total assets) in any one industry. Each fund may invest more than 25% of its assets in any one country.

     DIVERSIFICATION.

     Each fund is a diversified fund, which means it is limited in the amount of assets that may be invested in the securities of one issuer and, therefore, invests in a greater number of individual issuers than a non-diversified fund. Economic, business, political or other changes can affect all securities of a similar type. Because each fund is diversified, it may be less sensitive to these changes than a non-diversified fund. Further, neither fund will invest more than 5% of its total assets in any one company or government, exclusive of U.S. Government securities.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     As summarized below, each fund has adopted similar restrictions as fundamental policies, which may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the fund, or (ii) 67% or more of the shares represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are represented.

     Neither fund may invest in real estate or mortgages on real estate (although each fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies (except, with respect to Growth Series, as permitted by the 1940 Act); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except, for Growth Series, futures contracts as described in the fund's SAI and, for Growth Fund, stock index futures contracts). As an operating policy, Growth Fund may not invest in closed-end investment companies.

     Neither fund may invest more than 25% of the value of its total assets in one particular industry.

     Each fund is generally prohibited from borrowing money, except that Growth Fund may borrow money as a temporary measure in amounts not exceeding 5% of the value of its net assets and Growth Series may borrow money from banks in amounts not exceeding 33% of the value of its total assets (including the amount borrowed).

     Neither fund may participate on a joint or a joint and several basis in any trading account in securities. This policy does not prohibit either fund from participating in combined purchase and sale orders with other investment companies or clients supervised by its manager.

     Neither fund may purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

     Neither fund may invest more than 5% of its total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a fund in units or attached to securities are not included in this restriction. For Growth Fund, this restriction does not apply to options on securities indices.

     Neither fund may invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

     Neither fund may loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although a fund may buy (with respect to Growth Series, from a bank or broker-dealer) U.S. Government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest and loan its portfolio securities.

     Neither fund may act as an underwriter; issue senior securities (except, for Growth Series, as set forth in the fundamental policy regarding borrowing). Neither fund may purchase on margin or sell short. Growth Series, however, may make margin payments in connection with options on securities or securities indices and foreign currencies; futures contracts and related options; and forward contracts and related options. Similarly, Growth Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices.

     The following policies are fundamental for Growth Fund only. These are not fundamental policies for Growth Series.

     Growth Fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under "Goal and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting certain quality ratings, and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

     Growth Fund may not pledge, mortgage or hypothecate its assets other than to secure temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets, as the Board of Directors may by resolution approve. For purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.

     Growth Fund may not invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at current market prices.

     Further, Growth Fund may not: (i) purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control; (ii) invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement; or (iii) invest more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities.

     The following policy is fundamental for Growth Series only. Growth Fund is not subject to this policy.

     Growth Series may not purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of the fund's total assets (i) more than 5% of the fund's total assets would then be invested in securities of any single issuer, or (ii) the fund would then own more than 10% of the voting securities of any single issuer.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in either fund involves risk. There is no assurance that either fund will meet its investment goal. The achievement of each fund's goal depends upon market conditions, generally, and on the manager's analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in U.S. or foreign equity securities. Because the securities each fund holds fluctuate in price, the value of your investment in a fund will go up and down. This means you could lose money over short or even extended periods.

     EQUITY RISKS.

     Stocks tend to go up and down more dramatically over the short term than the long term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

     FOREIGN SECURITIES RISK.

     Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the funds. Investments in Depositary Receipts also involve some or all of the following risks:

     COUNTRY RISK. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

     The political, economic and social structures of some countries the funds invest in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     Each fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

     While each fund may invest in developing or emerging markets, Growth Fund generally invests a higher percentage of its assets in such markets. Growth Series, on the other hand, generally invests a higher percentage of its assets in more developed countries.

     COMPANY RISK. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S.

     A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

     CURRENCY RISK.

     Many of the funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

     EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the Euro, which will replace the national currency for participating member countries.

     Because the change to a single currency is new and untested, it is not possible to predict the impact of the Euro on the business or financial condition of European issuers that a fund may hold in its portfolio, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     SMALL CAP SECURITIES RISK.

     Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic condition.

     In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

     Therefore, while smaller companies may offer greater opportunities for capital growth then larger, more established companies, they also involve greater risks and should be considered speculative.

     Growth Series generally invests a higher percentage of its assets in smaller companies than Growth Fund.

     DERIVATIVE SECURITIES RISK.

     Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. A fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent a fund enters into any of these transactions, their success will depend upon the manager's ability to predict market movements.

     ILLIQUID SECURITIES RISK.

     Investments by a fund in illiquid securities involve the possibility that the securities cannot be readily sold or can only be resold at a price significantly lower than the value reflected on the fund's books, which may have a negative effect on the value of the fund's shares.

     INTEREST RATE RISK.

     When interest rates rise, debt security prices fall. The opposite is also true: Debt security prices go up when interest rates fall. Generally, interest rates rise during time of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

     CREDIT RISK.

     This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

     YEAR 2000 RISK.

     When evaluating current and potential portfolio positions, Year 2000 is one of the factors each fund's manager considers.

     The managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

     If a company in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance.

     Each fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

     When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign sub-custodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, a fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT AND PLAN?

     A majority of the Growth Series' securities outstanding and entitled to vote is necessary to approve the Agreement and Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Growth Series held at the close of business on Monday, August 23, 1999 (the "Record Date"). If sufficient votes to approve the Agreement and Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

     Under relevant state law, and TIFI's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Agreement and Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You can vote in any one of two ways:

         o By mail, with the enclosed proxy card.
         o In person at the Meeting.

A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE AGREEMENT AND PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT(S) OF THE MEETING.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to TIFI expressly revoking your proxy, by signing and forwarding to TIFI a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Directors of TIFI does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of Growth Series on the Record Date will be entitled to vote at the meeting. On the Record Date, there were 8,242,129 outstanding shares of Growth Series.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     Growth Series will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Growth Series may reimburse broker-dealer firms, custodians, and nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of TIFI, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The costs of any such additional solicitations and of any adjourned session or sessions will be shared one-quarter by Growth Series, one-quarter by Growth Fund, one-quarter by Investment Counsel, and one-quarter by Global Advisors.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of Growth Series will not be entitled to any "dissenters' rights" as the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until 4:00 p.m. Eastern time on the closing date. After that time on closing date, you may redeem your Growth Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                          INFORMATION ABOUT GROWTH FUND

     Information about Growth Fund is included in the Growth Fund Prospectus, which is enclosed with and considered a part of this Prospectus/Proxy Statement. Additional information about Growth Fund is included in its SAI dated January 1, 1999, which has been filed with the SEC and is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement. You may request a free copy of Growth Fund's SAI and other information by calling 1-800/DIAL-BEN(R) (1-800/342-5236) or by writing to Growth Fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. Growth Fund's Annual and SemiAnnual Reports to Shareholders are enclosed with and considered a part of this Prospectus/Proxy Statement.

     Growth Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at HTTP://WWW.SEC.GOV.

                         INFORMATION ABOUT GROWTH SERIES

     Information about Growth Series is included in the current Growth Series Prospectus, dated May 1, 1999, as amended August 19, 1999, and SAI dated May 1, 1999, as well as in Growth Series' Annual Report to Shareholders dated December 31, 1998, and SemiAnnual Report to Shareholders dated June 30, 1999. These documents have been filed with the SEC and the Growth Series Prospectus and Annual Report are incorporated by reference herein. You may request free copies of these documents and other information relating to Growth Series by calling 1-800/321-8563 or by writing to 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. Reports and other information filed by Growth Series can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the officers and Directors of TIFI, as a group, owned less than 1% of the outstanding voting shares of Growth Series. In addition, as of the Record Date, the officers and Directors of Growth Fund, as a group, owned less than 1% of the outstanding shares of Class A, Class B, Class C and Advisor Class. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of either Growth Series or Advisor Class shares of Growth Fund.


   NAME AND ADDRESS                        FUND                   PERCENTAGE(%)

Peter Norton TTEE                       Growth Series                35.36
Norton Family Cru Trust
DTD 2-15-92
225 Arizona Ave. 2nd Fl. W
Santa Monica, CA 90401-1210

T. Rowe Price TTEE                      Growth Series                29.67
FBO Honeywell
10090 Red Run Blvd.
Owings Mills, MD 21117

Peter Norton TTEE                       Growth Series                12.24
Norton Family Foundation Trust
DTD 12-12-88
225 Arizona Ave. 2nd Fl. W
Santa Monica, CA 90401-1210

National City Bank                      Growth Series                 8.54
Cust. Mt. Union College
Attn. Mutual Funds
P.O. Box 94984
Cleveland, OH 44101-4984

Northern Trust Company Cust.            Growth Series                 6.96
FBO Peter Norton
DTD 4-28-89
P.O. Box 92956
Chicago, IL 60675-2956

Franklin Templeton                      Growth Fund                  31.82
Trust Company /1/                       Advisor Class
Trustees for ValuSelect
Franklin Templeton 401K
Attn: Trading
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Franklin Templeton                      Growth Fund                  13.10
Trust Company /1/                       Advisor Class
Trustees for ValuSelect
Franklin Resources Profit
  Sharing Plan
Attn: Trading
P.O. Box 2438
Rancho Cordova, CA 95741-2438

Jupiter & Co.                           Growth Fund                  11.52
C/O Investors Bank & Trust Co.          Advisor Class
P.O. Box 9130 FPG 90
Boston, MA 02117-9130



--------
1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.




GLOSSARY OF USEFUL TERMS AND DEFINITIONS

1940 ACT -- Investment Company Act of 1940, as amended

DISTRIBUTORS -- Franklin/Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the principal underwriter for each fund

FRANKLIN TEMPLETON FUNDS -- The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP -- Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS -- All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES-- Franklin Templeton Services, Inc., the funds' administrator

GLOBAL ADVISORS -- Templeton Global Advisors, Ltd., the investment manager for Growth Fund, located at Lyford Cay, Nassau, Bahamas.

INVESTMENT COUNSEL -- Templeton Investment Counsel, Inc., the investment manager for Growth Series, located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091.

INVESTOR SERVICES -- Franklin/Templeton Investor Services, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the shareholder servicing and transfer agent to the funds.

MARKET TIMERS -- Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges

NASD -- National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) -- The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES -- Franklin Resources, Inc.

SAI -- Statement of Additional Information

SEC -- U.S. Securities and Exchange Commission

SECURITIES DEALER -- A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity

U.S. -- United States





                   EXHIBITS TO PROSPECTUS AND PROXY STATEMENT

EXHIBIT

  A Agreement and Plan of Reorganization between Templeton Institutional Funds, Inc. on behalf of Growth Series and Templeton Growth Fund, Inc. (attached)

  B Prospectus of Templeton Growth Fund, Inc. - Advisor Class shares, dated January 1, 1999, as supplemented August 10, 1999 (enclosed)

  C Annual Report to Shareholders of Templeton Growth Fund, Inc. dated August 31, 1998 (enclosed)

  D        SemiAnnual Report to Shareholders of Templeton Growth Fund, Inc.
           dated February 28, 1999 (enclosed)







EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), made as of this 27th day of September, 1999, by and between Templeton Growth Fund, Inc. ("Growth Fund, Inc."), a corporation created under the laws of the State of Maryland on November 10, 1986, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 and Templeton Institutional Funds, Inc.("TIFI"), a corporation created under the laws of the State of Maryland on July 6, 1990, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on behalf of Growth Series ("Growth Series"), a series of TIFI.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Growth Fund, Inc. of substantially all of the property, assets and goodwill of Growth Series in exchange solely for Advisor Class common stock, par value $0.01 per share, of Growth Fund, Inc. ("Growth Fund Shares"); (ii) the distribution of Growth Fund Shares to the shareholders of Growth Series according to their respective interests; and (iii) the subsequent termination of Growth Series as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Agreement and Plan and in consideration of the promises, covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND TERMINATION OF GROWTH SERIES.

     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Growth Fund, Inc. herein contained, and in consideration of the delivery by Growth Fund, Inc. of the number of its Growth Fund Shares hereinafter provided, TIFI, on behalf of Growth Series, agrees that it will convey, transfer and deliver to Growth Fund, Inc. at the Closing all of Growth Series' then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Growth Series' books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors shall reasonably deem to exist against Growth Series, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Growth Series' books (hereinafter "Net Assets"). Growth Series shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of TIFI herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Growth Fund, Inc. agrees at the Closing to deliver to TIFI the number of Growth Fund Shares, determined by dividing the aggregate Net Assets of Growth Series on the Closing Date by the net asset value per share of Growth Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Growth Series shall liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Growth Fund Shares received by Growth Series pursuant to this
Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Growth Fund, Inc. of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Growth Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing common stock of Growth Series shall be entitled to surrender the same to the transfer agent for Growth Fund, Inc. in exchange for the number of Growth Fund Shares into which the shares of Growth Series theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Growth Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Growth Series shall be deemed for all Growth Fund, Inc.'s purposes to evidence ownership of the number of Growth Fund Shares into which the shares of beneficial interest of Growth Series (which prior to the Closing were represented thereby) have been converted.

2. VALUATION.

     (a) The value of Growth Series' Net Assets to be acquired by Growth Fund, Inc., hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Series' currently effective prospectus.

     (b) The net asset value of a share of Advisor Class common stock of Growth Fund, Inc. shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Fund, Inc.'s currently effective prospectus.

     (c) The net asset value of a share of common stock of Growth Series shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Series' currently effective prospectus.

3. CLOSING AND CLOSING DATE.

     The Closing Date shall be October 28, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Growth Fund, Inc. at 5:00 p.m. Eastern time on the Closing Date. TIFI shall have provided for delivery as of the Closing of those Net Assets of Growth Series to be transferred to Growth Fund, Inc.'s Custodian, The Chase Manhattan Bank, MetroTech Center, Brooklyn, New York 11245. Also, TIFI shall deliver at the Closing a list of names and addresses of the shareholders of record of Growth Series' shares and the number of shares of common stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Growth Fund, Inc. shall issue and deliver a certificate or certificates evidencing the Advisor Class shares of Growth Fund, Inc. to be delivered to said transfer agent registered in such manner as TIFI may request, or provide evidence satisfactory to TIFI that such Growth Fund Shares have been registered in an account on the books of Growth Fund, Inc. in such manner as TIFI may request.

4. REPRESENTATIONS AND WARRANTIES BY TIFI.

     TIFI represents and warrants to Growth Fund, Inc. that:

     (a) TIFI is a corporation created under the laws of the State of Maryland on July 6, 1990, and is validly existing and in good standing under the laws of that state. TIFI is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Growth Series' shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) TIFI is authorized to issue 1,140,000,000 shares of common stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of four (4) series, including Growth Series. TIFI is authorized to issue 120,000,000 common shares of Growth Series.

     (c) The financial statements appearing in Growth Series' Annual Report to Shareholders for the fiscal year ended December 31, 1998, audited by McGladrey & Pullen, LLP, and the SemiAnnual Report to Shareholders for the six-month period ended June 30, 1999, copies of which have been delivered to Growth Fund, Inc., fairly present the financial position of Growth Series as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Growth Series made available to Growth Fund, Inc. and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Growth Series.

     (e) TIFI has the necessary power and authority to conduct Growth Series' business as such business is now being conducted.

     (f)TIFI is not a party to or obligated under any provision of its Articles of Incorporation, as supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by TIFI's execution of or performance under this Agreement and Plan.

     (g)TIFI has elected to treat Growth Series as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Growth Series has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

5. REPRESENTATIONS AND WARRANTIES BY GROWTH FUND, INC.

     Growth Fund, Inc. represents and warrants to TIFI that:

     (a) Growth Fund, Inc. is a corporation created under the laws of the State of Maryland on November 10, 1986, and is validly existing and in good standing under the laws of that state. Growth Fund, Inc. is duly registered under the 1940 Act as an open-end, management investment company and all of Growth Fund, Inc.'s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) Growth Fund, Inc. is authorized to issue 1,800,000,000 common shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Growth Fund Shares to be issued pursuant to this Agreement and Plan will be fully paid, non-assessable, freely transferable and have full voting rights. Growth Fund, Inc. is authorized to issue 100,000,000 Advisor Class common shares.

     (c) At the Closing, Growth Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Growth Series are presently eligible for offering to the public, and there are a sufficient number of Growth Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in Growth Fund, Inc's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, LLP, and SemiAnnual Report to Shareholders for the six month period ended February 28, 1999, copies of which have been delivered to TIFI, fairly present the financial position of Growth Fund, Inc. as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) Growth Fund, Inc. has the necessary power and authority to conduct Growth Fund, Inc.'s business as such business is now being conducted.

     (f) Growth Fund, Inc. is not a party to or obligated under any provision of its Articles of Incorporation, as amended, restated and supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by Growth Fund, Inc.'s execution of or performance under this Agreement and Plan.

     (g) Growth Fund, Inc. has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and Growth Fund, Inc. has qualified as a RIC for each taxable year since commencement of operations as an investment company regulated by the 1940 Act and will qualify as a RIC as of the Closing Date.

6. REPRESENTATIONS AND WARRANTIES BY TIFI AND GROWTH FUND, INC.

     TIFI and Growth Fund, Inc. each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Growth Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect its Net Assets in the case of Growth Series and its net assets in the case of Growth Fund, Inc. and outstanding common shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Directors and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Growth Fund, Inc., and Growth Series, in the case of TIFI, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct Growth Fund, Inc.'s business and Growth Series' business, in the case of TIFI, as such business is now being conducted.

7. COVENANTS OF TIFI AND GROWTH FUND, INC.

     (a) TIFI, on behalf of Growth Series, and Growth Fund, Inc., each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) TIFI undertakes that it will not acquire Growth Fund Shares for the purpose of making distributions thereof to anyone other than Growth Series shareholders.

     (c) TIFI undertakes that, if this Agreement and Plan is consummated, it will terminate Growth Series and rescind the establishment of Growth Series as a series of TIFI.

     (d) TIFI and Growth Fund, Inc. each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by TIFI, on behalf of Growth Series, or by Growth Fund, Inc. on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, TIFI will provide Growth Fund, Inc. with a copy of the shareholder ledger accounts of Growth Series, certified by its transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Growth Series' shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Growth Fund, Inc. as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) TIFI agrees to mail to each shareholder of record entitled to vote at the meeting of Growth Series' shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) Growth Fund, Inc. will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Growth Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Growth Series shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY TIFI AND GROWTH FUND, INC.

     The obligations of TIFI and Growth Fund, Inc. to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Directors, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the transactions contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Growth Series at an annual or special meeting or any adjournment thereof.

     (e) That each party shall have declared a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to TIFI and Growth Fund, Inc. an opinion from Dechert Price & Rhoads, special tax counsel to TIFI and Growth Fund, Inc., to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of TIFI and Growth Fund, Inc. with regard to matters of fact:

          (1) The acquisition by Growth Fund, Inc. of substantially all the assets of Growth Series as provided for herein in exchange for Growth Fund Shares will qualify as a reorganization within the meaning of
          Section 368(a)(1)(C) of the Code, and Growth Series and Growth Fund, Inc. will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Growth Series upon the transfer of substantially all of its assets to Growth Fund, Inc. in exchange solely for voting shares of Growth Fund, Inc. (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

          (3) No gain or loss will be recognized by Growth Fund, Inc. upon the receipt of substantially all of the assets of Growth Series in exchange solely for voting shares of Growth Fund, Inc. (Code Section 1032(a));

          (4) The basis of the assets of Growth Series received by Growth Fund, Inc. will be the same as the basis of such assets to Growth Series immediately prior to the exchange (Code Section 362(b));

          (5) The holding period of the assets of Growth Series received by Growth Fund, Inc. will include the period during which such assets were held by Growth Series (Code Section 1223(2));

          (6) No gain or loss will be recognized to the shareholders of Growth Series upon the exchange of their shares in Growth Series for voting shares of Growth Fund, Inc. (Code Section 354(a));

          (7) The basis of Growth Fund Shares received by Growth Series' shareholders shall be the same as the basis of the shares of Growth Series exchanged therefor (Code Section 358(a)(1));

          (8) The holding period of Growth Fund Shares received by Growth Series' shareholders (including fractional shares to which they may be entitled) will include the holding period of Growth Series' shares surrendered in exchange therefor, provided that Growth Series' shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

          (9) Growth Fund, Inc. will succeed to and take into account as of the date of the proposed transfer the items of Growth Series described in
          Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) That Growth Fund, Inc. shall have received an opinion in form and substance satisfactory to it from Dechert Price & Rhoads, special counsel to Growth Series, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) TIFI was created as a corporation under the laws of the State of Maryland on July 6, 1990, and is a validly existing corporation and in good standing under the laws of that state;

          (2) TIFI is authorized to issue 120,000,000 common shares of Growth Series, par value $0.01 per share. Assuming that the initial common shares were issued in accordance with the 1940 Act and the Articles of Incorporation, as supplemented, and By-laws of TIFI, and that all other outstanding shares of Growth Series were sold, issued and paid for in accordance with the terms of Growth Series' prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) TIFI is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Growth Series' currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against TIFI, the unfavorable outcome of which would materially and adversely affect TIFI or Growth Series;

          (5) All actions required to be taken by TIFI to authorize this Agreement and Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of TIFI; and

          6) Neither the execution, delivery, nor performance of this Agreement and Plan by TIFI violates any provision of its Articles of Incorporation, as supplemented, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which TIFI is a party or by which TIFI, on behalf of Growth Series, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of TIFI and Growth Series and is enforceable against TIFI and/or Growth Series in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of TIFI with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of TIFI.

     (h) That TIFI shall have received an opinion in form and substance satisfactory to it from Dechert Price & Rhoads, special counsel to Growth Fund, Inc., to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Growth Fund, Inc. was created as a corporation under the laws of the State of Maryland on November 10, 1986, and is a validly existing corporation and in good standing under the laws of that state;

          (2) Growth Fund, Inc. is an open-end investment company of the management type registered as such under the 1940 Act;

          (3) Except as disclosed in Growth Fund, Inc.'s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Growth Fund, Inc., the unfavorable outcome of which would materially and adversely affect Growth Fund, Inc.;

          (4) Growth Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized by the Board of Directors of Growth Fund, Inc. and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid, will be non-assessable by Growth Fund, Inc. and freely transferable, and have full voting rights;

          (5) All actions required to be taken by Growth Fund, Inc. to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Growth Fund, Inc.;

          (6) Neither the execution, delivery, nor performance of this Agreement and Plan by Growth Fund, Inc. violates any provision of its Articles of Incorporation, as amended, restated and supplemented, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Growth Fund, Inc. is a party or by which Growth Fund, Inc. is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Growth Fund, Inc. and is enforceable against Growth Fund, Inc. in accordance with its terms; and

          (7) The registration statement of Growth Fund, Inc., of which the prospectus, dated January 1, 1999, of Growth Fund, Inc. is a part (the "Prospectus"), is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Growth Fund, Inc. with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Growth Fund, Inc.

     (i) That TIFI shall have received a certificate from the President and Secretary of Growth Fund, Inc. to the effect that the statements contained in Growth Fund, Inc.'s Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That Growth Fund, Inc.'s Registration Statement with respect to Growth Fund Shares to be delivered to Growth Series' shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) Growth Fund Shares to be delivered hereunder shall be eligible for sale by Growth Fund, Inc. with each state commission or agency with which such eligibility is required in order to permit Growth Fund Shares lawfully to be delivered to each Growth Series shareholder.

     (l) That, at the Closing, TIFI, on behalf of Growth Series, transfers to Growth Fund, Inc. aggregate Net Assets of Growth Series comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Growth Series on the Closing Date.

9. BROKERAGE FEES AND EXPENSES.

     (a) TIFI and Growth Fund, Inc. each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Growth Series, one-quarter by Growth Fund, Inc., one-quarter by Templeton Investment Counsel, Inc., and one-quarter by Templeton Global Advisors Limited.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Growth Series) prior to the Closing or the Closing may be postponed as follows:

          (1) by mutual consent of TIFI and Growth Fund, Inc.;

          (2) by Growth Fund, Inc. if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

          (3) by TIFI if any condition of its obligations set forth in Section 8 has not been fulfilled or waived.

     An election by TIFI, on behalf of Growth Series, or Growth Fund, Inc. to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Directors of TIFI or Growth Fund, Inc.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by January 31, 2000, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both Growth Fund, Inc. and TIFI.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither TIFI nor Growth Fund, Inc., nor their directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Directors, if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither TIFI nor Growth Fund, Inc., nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of TIFI or Growth Fund, Inc. against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of TIFI or Growth Fund, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Growth Series, unless such terms and conditions shall result in a change in the method of computing the number of Growth Fund Shares to be issued to Growth Series in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Growth Series prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Growth Series shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12. COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Growth Fund, Inc. at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Institutional Funds, Inc., at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

14. GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

     IN WITNESS WHEREOF, Templeton Growth Fund, Inc. and Templeton Institutional Funds, Inc., on behalf of Growth Series, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                        TEMPLETON GROWTH FUND, INC.

Attest:

/s/BARBARA J. GREEN                     By:/s/DEBORAH R. GATZEK
-------------------------               ------------------------------
Barbara J. Green                        Deborah R. Gatzek
Secretary                               Vice President

                                        TEMPLETON INSTITUTIONAL FUNDS, INC.,
                                        ON BEHALF OF GROWTH SERIES

Attest:

/s/BARBARA J. GREEN                     By:/s/DEBORAH R. GATZEK
------------------------                ---------------------------------
Barbara J. Green                        Deborah R. Gatzek
Secretary                               Vice President





                                                                       EXHIBIT B



o 101 PA-1

                       SUPPLEMENT DATED AUGUST 10, 1999
                             TO THE PROSPECTUS OF

                  TEMPLETON GROWTH FUND, INC. - ADVISOR CLASS
                             dated January 1, 1999

The prospectus is amended as follows:

I. The list of qualified investors on page 13 is amended to add the following:

 o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $50 additional.

 o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

 o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

 o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

 o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

 Please note that Advisor Class shares of the fund generally are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may invest in the fund's Advisor Class shares.

 The Franklin Templeton Funds include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance
 Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.

II. The "Investor Services - Distribution Options" section on page 15 is amended to add the following:

 For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.

III. The "Investor Services" section on page 15 is amended to add the following:

 RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

IV. The "Investor Services -Exchange Privilege" section on page 16 is amended to add the following:

 If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

V. The "Selling Shares" section on page 17 is amended to add the following:

 RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

               Please keep this supplement for future reference.






                                                     PROSPECTUS


                                 TEMPLETON
                                 GROWTH
                                 FUND, INC.
                                 ADVISOR CLASS


INVESTMENT STRATEGY
GLOBAL GROWTH

January 1, 1999



                                             [FRANKLIN TEMPLETON LOGO]
                                              FRANKLIN(R) TEMPLETON(R)


LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                                    CONTENTS

                                    THE FUND
-------------------------------------------------------------------------------
INFORMATION ABOUT THE         2      Goal and Strategies
FUND YOU SHOULD KNOW
BEFORE INVESTING              3      Main Risks

                              6      Performance

                              7      Fees and Expenses

                              8      Management

                             10      Distributions and Taxes

                             12      Financial Highlights


                                    YOUR ACCOUNT
-------------------------------------------------------------------------------
INFORMATION ABOUT             13      Qualified Investors
QUALIFIED INVESTORS,
ACCOUNT TRANSACTIONS          14      Buying Shares
AND SERVICES
                              15      Investor Services

                              17      Selling Shares

                              19      Account Policies

                              21      Questions

                                    FOR MORE INFORMATION
-------------------------------------------------------------------------------
WHERE TO LEARN MORE                Back Cover
ABOUT THE FUND





                                    THE FUND

GOAL AND STRATEGIES
--------------------------------------------------------------------------------
[GRAPHIC OF TARGET]

GOAL The fund's investment goal is long-term capital growth.

PRINCIPAL INVESTMENTS Under normal market conditions, the fund will invest primarily in the equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
The fund invests primarily in a globally diversified portfolio of common stocks.
--------------------------------------------------------------------------------

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

The Templeton investment philosophy is "bottom-up", value-oriented, and long-term. In choosing equity investments, the fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when the manager believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal, because it may not invest or may invest less in global stocks.



MAIN RISKS
--------------------------------------------------------------------------------
[GRAPHIC LINE GRAPH]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

--------------------------------------------------------------------------------
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
--------------------------------------------------------------------------------

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY Many of the fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

--------------------------------------------------------------------------------
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

ILLIQUID SECURITIES The fund may invest up to 10% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

INTEREST RATE When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see page 9 for more information.

More detailed information about the fund, its policies and risks can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE
--------------------------------------------------------------------------------
[GRAPHIC OF BULL AND BEAR]


This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

                    ADVISOR CLASS ANNUAL TOTAL RETURNS(1, 2)

YEAR      TOTAL RETURNS
------------------------      -----------------
88         23.60%             Best Quarter:
89         22.56%             Q1 '91    14.81%
90         -9.06%
91         31.33%
92          4.21%             Worst Quarter:
93         32.70%             Q3 '90   -15.52%
94          0.82%             ------------------
95         19.83%
96         20.55%
97         16.42%



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                              1 Year      5 Years     10 Years
------------------------------------------------------------------------------
Templeton Growth Fund - Advisor Class(2)      16.42%       17.61%      15.55%
MSCI World Index(3)                           16.23%       15.88%      11.14%

1. As of September 30, 1998, the fund's year-to-date return was -11.19%.

2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.

3. Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.


FEES AND EXPENSES
------------------------------------------------------------------------------
[GRAPHIC OF PERCENT SIGN]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. It is based on the fund's expenses for the fiscal year ended August 31, 1998.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    Advisor Class
-----------------------------------------------------------------
Maximum sales charge (Load) imposed on purchases       None
Exchange fee(1)                                        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                   Advisor Class
----------------------------------------------------------------
Management fees                                       0.61%
Distribution and service (12b-1) fees                  None
Other expenses                                        0.22%
                                                      -----
Total annual fund operating expenses                  0.83%
                                                      =====


1. There is a $5 fee for each exchange by a market timer (see page 20).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year          3 Years           5 Years         10 Years
----------------------------------------------------------
  $85            $265              $460            $1,025



MANAGEMENT
------------------------------------------------------------------------------
[GRAPHIC OF SUITCASE]


Templeton Global Advisors Limited (Global Advisors), Lyford Cay, Nassau, Bahamas, is the fund's investment manager. Together, Global Advisors and its affiliates manage over $216 billion in assets.

The fund's lead portfolio manager is:

MARK G. HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS
Mr. Holowesko has been a manager of the fund since 1987. He joined the Franklin Templeton Group in 1985.

The following individuals have secondary portfolio management responsibilities:

JEFFREY A. EVERETT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Everett has been a manager of the fund since 1994. He joined the Franklin Templeton Group in 1989.

RICHARD SEAN FARRINGTON CFA, VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Farrington has been a manager of the fund since 1996. He joined the Franklin Templeton Group in 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended August 31, 1998, the fund paid 0.61% of its average daily net assets to the manager.


YEAR 2000 PROBLEM The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
[GRAPHIC OF MONEY]


INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of this distribution will vary and there is no guarantee the fund will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record date for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the fund or receive them in cash. Any capital gains the fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

BACKUP WITHHOLDING
--------------------------------------------------------------------------------
By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so.
--------------------------------------------------------------------------------

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences of your investment in the fund.


FINANCIAL HIGHLIGHTS
[GRAPHIC OF DOLLAR BILLS]
-------------------------------------------------------------------------------


This table presents the financial performance for Advisor Class since its inception. This information has been audited by McGladrey & Pullen, LLP.


ADVISOR CLASS                                                  YEAR ENDED AUGUST 31,
---------------------------------------------------------------------------------------
                                                             1998                1997(1)
---------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                          22.49                 19.37
                                                            -----                 -----
 Net investment income                                        .56                   .37
 Net realized and unrealized gains (losses)                 (2.78)                 2.75
                                                            -----                 -----
Total from investment operations                            (2.22)                 3.12
                                                            -----                 -----
 Distributions from net investment income                    (.59)                   --
 Distributions from net realized gains                      (2.88)                   --
                                                            -----                 -----
Total distributions                                         (3.47)                   --
                                                            -----                 -----
Net asset value, end of year                                16.80                 22.49
                                                            =====                 =====
Total return (%)(2)                                        (12.41)                16.11
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)                        36,301                29,531
Ratios to average net assets: (%)
 Expenses                                                     .83                   .83(3)
 Net investment income                                       2.81                  3.68(3)
Portfolio turnover rate (%)                                 48.23                 41.81

1. For the period January 2, 1997 (effective date) through August 31, 1997.
2. Total return is not annualized.
3. Annualized.



                                  YOUR ACCOUNT

QUALIFIED INVESTORS
--------------------------------------------------------------------------------
[GRAPHIC OF PEN AND PAPER]


The following investors may qualify to buy Advisor Class shares of the fund.

- Qualified registered investment advisors or certified financial planners with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

- Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

- Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

- Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

- Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $50 additional.

- The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments: No initial minimum and $50 additional.


Buying Shares
--------------------------------------------------------------------------------
[GRAPHIC OF PEN AND WRITING PAPER]


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES

-----------------------------------------------------------------------------------------------------------------------------
                                                 OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF HANDSHAKE]    THROUGH YOUR           Contact your investment                  Contact your investment
                          INVESTMENT             representative                           representative
                          REPRESENTATIVE

------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF LETTER]       BY MAIL                Make your check payable to               Make your check payable to
                                                 Templeton Growth Fund, Inc.              Templeton Growth Fund, Inc. Include
                                                                                          your account number on the check.
                                                 Mail the check and your signed
                                                 application to Investor Services.        Fill out the deposit slip from your
                                                                                          account statement. If you do not
                                                                                          have a slip, include a note with your
                                                                                          name, the fund name, and your
                                                                                          account number.

                                                                                          Mail the check and deposit slip or
                                                                                          note to Investor Services.


------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF WIRE]          BY WIRE               Call to receive a wire control           Call to receive a wire control number
                                                 number and wire instructions.            and wire instructions.
                           1-800/632-2301
                           (or 1-650/312-2000    Mail your signed application to          To make a same day wire
                           collect)              Investor Services. Please include the    investment, please call us by
                                                 wire control number or your new          1:00 p.m. pacific time and make
                                                 account number on the application.       sure your wire arrives by 3:00 p.m.

                                                 To make a same day wire
                                                 investment, please call us by
                                                 1:00 p.m. pacific time and make
                                                 sure your wire arrives by 3:00 p.m.


------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF ARROWS]        BY EXCHANGE           Call Shareholder Services at the         Call Shareholder Services at the
                                                 number below, or send signed             number below, or send signed
                                                 written instructions. (Please see        written instructions. (Please see
                                                 page 16 for information on               page 16 for information on
                                                 exchanges.)                              exchanges.)

-------------------------------------------------------------------------------------------------------------------------------


   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)


INVESTOR SERVICES
------------------------------------------------------------------------------
[GRAPHIC OF PERSON]


AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from the fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page
20).

* If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

--------------------------------------------------------------------------------
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequence as ordinary sales and purchases.
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.


SELLING SHARES
------------------------------------------------------------------------------
[GRAPHIC OF CERTIFICATE]

You can sell your shares at any time.

SELLING SHARES IN WRITING Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

-     you are selling more than $100,000 worth of shares

-     you want your proceeds paid to someone who is not a registered owner

- you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

- you have changed the address on your account by phone within the last 15 days

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
--------------------------------------------------------------------------------

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the fund against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.


SELLING SHARES

------------------------------------------------------------------------------------------------------------------------------
                                                      TO SELL SOME OR ALL OF YOUR SHARES
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF HANDS SHAKING]        Through your        Contact your investment representative
                                  investment
                                  representative
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF ENVELOPE]             BY MAIL             Send written instructions and endorsed share
                                                      certificates (if you hold share certificates) to
                                                      Investor Services. Corporate, partnership or trust
                                                      accounts may need to send additional documents.

                                                      Specify the fund, the account number and the dollar
                                                      value or number of shares you wish to sell. Be sure to
                                                      include all necessary signatures and any additional
                                                      documents, as well as signature guarantees if required.

                                                      A check will be mailed to the name(s) and address on the
                                                      account, or otherwise according to your written
                                                      instructions.
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF TELEPHONE]            BY PHONE            As long as your transaction is for $100,000 or less, you
                                  1-800/632-2301      do not hold share certificates and you have not changed
                                                      your address by phone within the last 15 days, you can
                                                      sell your shares by phone.

                                                      A check will be mailed to the name(s) and address on the
                                                      account. Written instructions, with a signature
                                                      guarantee, are required to send the check to another
                                                      address or to make it payable to another person.
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF WIRE]                 BY WIRE             You can call or write to have redemption proceeds of
                                                      $1,000 or more wired to a bank or escrow account. See
                                                      the policies above for selling shares by mail or phone.

                                                      Before requesting a wire, please make sure we have your
                                                      bank account information on file. If we do not have this
                                                      information, you will need to send written instructions
                                                      with your bank's name and address, your bank account
                                                      number, the ABA routing number, and a signature
                                                      guarantee.

                                                      Requests received in proper form by 1:00 p.m. pacific
                                                      time will be wired the next business day.
------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OF ARROWS]               BY EXCHANGE         Obtain a current prospectus for the fund you are
                                                      considering.

                                                      Call Shareholder Services at the number below, or send
                                                      signed written instructions. See the policies above for
                                                      selling shares by mail or phone.

                                                      If you hold share certificates, you will need to return
                                                      them to the fund before your exchange can be processed.
------------------------------------------------------------------------------------------------------------------------------

   FRANKLIN TEMPLETON INVESTOR SERVICES 100 FOUNTAIN PARKWAY, P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME)



ACCOUNT POLICIES
--------------------------------------------------------------------------------
[GRAPHIC OF NOTE PAD]


CALCULATING SHARE PRICE The fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If the fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The fund may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5. You will be considered a market timer if you have (i) requested an exchange out of the fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets, or (iv) otherwise made large or frequent exchanges. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- The fund may refuse any order to buy shares, including any purchase under the exchange privilege.

- At any time, the fund may change its investment minimums or waive or lower its minimums for certain purchases.

- The fund may modify or discontinue the exchange privilege on 60 days' notice.

- You may only buy shares of a fund eligible for sale in your state or jurisdiction.

- In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

- For redemptions over a certain amount, the fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check would be harmful to existing shareholders.

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

QUESTIONS
------------------------------------------------------------------------------
[GRAPHIC OF QUESTION MARK]


If you have any questions about the fund or your account, you can write to us at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                            HOURS (PACIFIC TIME,
       DEPARTMENT NAME              TELEPHONE NUMBER        MONDAY THROUGH FRIDAY)
       ---------------              ----------------        ----------------------
       Shareholder Services         1-800/ 632-2301         5:30 a.m. to 5:00 p.m.
       Fund Information             1-800/ DIAL BEN         5:30 a.m. to 8:00 p.m.
                                    (1-800/ 342-5236)       6:30 a.m. to 2:30 p.m. (Saturday)
       Retirement Plan Services     1-800/ 527-2020         5:30 a.m. to 5:00 p.m.
       Dealer Services              1-800/ 524-4040         5:30 a.m. to 5:00 p.m.
       Institutional Services       1-800/ 321-8563         6:00 a.m. to 5:00 p.m.
       TDD (hearing impaired)       1-800/ 851-0637         5:30 a.m. to 5:00 p.m.



FOR MORE INFORMATION

You can learn more about the fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklin-templeton.com

You can also obtain information about the fund by visiting the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.



Investment Company Act file #811-4892                               101 PA 01/99




                                                                       EXHIBIT C


Annual Report

AUGUST 31, 1998

TEMPLETON
GROWTH FUND, INC.

[FRANKLIN TEMPLETON(R) LOGO]
[Celebrating Over 50 Years LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[PHOTO]

MARK G. HOLOWESKO, CFA

Portfolio Manager
Templeton Growth Fund

Mark G. Holowesko is president and portfolio manager of Templeton Growth Fund, as well as several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.
CONTENTS

Shareholder Letter            1

Performance Summaries
   Class I                    8
   Class II                  12
   Advisor Class             16

Financial Highlights &
Statement of Investments     21

Financial Statements         32

Notes to the Financial
Statements                   35

Independent Auditor's Report 39

Tax Designation              40

[PYRAMID GRAPHIC]

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Growth Fund seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation.

Dear Shareholder:

This annual report of Templeton Growth Fund covers the fiscal year ended August 31, 1998, a difficult time for the Fund. Early in the period, we boosted our exposure to Asia and decreased our European and U.S. positions. Unfortunately, these moves resulted in poor short-term performance for the Fund, as many Asian shares continued to fall in value and U.S. and European stock prices rose. Within this environment, the Fund's Class I shares provided a 12-month cumulative total return of -12.61%, as discussed in the Performance Summary on page 8.

This was not the first time we have experienced poor performance while repositioning the Fund to take advantage of long-term opportunities. In the mid-to-late 1980s, we sold our Japanese holdings and bought U.S. shares. As a result, at the end of 1989, the Fund had no Japanese exposure and a large

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 24 of this report.
TEMPLETON GROWTH FUND
VS. THE MSCI WORLD INDEX

Based on Total Net Assets
12/31/89

   [Pie Chart]

TEMPLETON GROWTH FUND

North America     49%
Europe            25%
Japan              0%
Pacific Ex-Japan  15%
Latin America      3%
Short Term
Investments &
Other Net Assets   8%

   [Pie Chart]

MSCI WORLD INDEX

Japan             40%
North America     34%
Europe            24%
Pacific Ex-Japan   2%

U.S. position. Consequently, as investor enthusiasm for Japanese stocks and neglect for U.S. securities reached a peak during that period, the Fund lagged market indices like the MSCI World Index,(1) which had a large weighting in Japan. But in 1989, Japan's market began a 10-year correction and the U.S. entered the early stages of one of its greatest bull markets. So our actions proved correct over time, illustrating that, although value investing tends to lag in the later stages of market advances when many investors pick stocks based on momentum, fads and momentum typically fade and the market usually returns to its roots in value.

There are some striking similarities between the current investment environment and that of the late 1980s. A decade ago, valuations were ignored by many investors, as evidenced by the number of Japanese shares selling at more than 80 times earnings. In 1998, investors also seemed to show a lack of respect for valuations. Many price/earnings (p/e) ratios of Internet stocks exceeded even those of Japanese shares during the 1980s, and some of the most overvalued equities in January were the top performers during the first half of 1998. For example, the 20% most expensive stocks in the Morgan Stanley Capital International(R) All Country World Free Index(2) rose 20%. Conversely, the cheapest 20% advanced only 5%.(3)

1. The Morgan Stanley Capital International(R) (MSCI) World Index includes approximately 1,500 companies representing the stock markets of 23 countries, including the U.S., Canada, the United Kingdom, and Japan. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.

2. The unmanaged Morgan Stanley Capital International(R) (MSCI) All Country World Free Index represents the stock markets of 48 developed and emerging countries, including the U.S., Germany, Mexico, Indonesia, Thailand, and Japan.

3. Stock rankings measured by 1997 year-end p/e ratios, which averaged 57 for the 20% most expensive stocks and 8 for the cheapest 20% of the stocks. Performance is measured in U.S. dollars and includes reinvested dividends.


2
In the late 1980s, we were too quick to sell Japanese securities and buy U.S. stocks; we now believe that in 1998, we were too quick to sell some of our European and U.S. holdings and increase our positions in Asia and Latin America. On August 31, 1998, the MSCI World Index, which significantly outperformed the Fund during the reporting period, had a North American weighting of 51% (most of which was in the U.S.) and a European weighting of 37%. The Fund, on the other hand, only had a European weighting of 29% and a North American weighting of 28%, most of which was in the U.S.

ASIA

During the reporting period, Asia experienced dramatic stock price declines, and its share of world stock market capitalization shrank appreciably. At their height in the 1980s, Asian stocks accounted for more than half the value of equities worldwide. However, as the chart on the following page shows, between 1993 and 1998, Asia's share of global stock value dropped from 38% to 14%. During the same period, the value of North American stocks increased from 37% to 51% of equities worldwide.(4)

As many Asian shares declined in value, we slowly built positions in companies that we considered to have above average long-term potential. Our largest Asian exposure was Hong Kong SAR, which

TEMPLETON GROWTH FUND
VS. THE MSCI WORLD INDEX

Based on Total Net Assets
8/31/98

TEMPLETON GROWTH FUND

Europe                     29%
North America              28%
Pacific Ex-Japan           15%
Latin America               7%
Japan                       1%
Middle East/Africa          1%
Short Term
Investments &
Other Net Assets           19%

MSCI WORLD INDEX

North America              51%
Europe                     37%
Japan                      10%
Pacific Ex-Japan            2%

4. Source: IFC 1998 Emerging Market Factbook.


                                                                               3
HOW THE ASIAN SHARE OF WORLD
STOCK MARKET CAPITALIZATION
HAS SHRUNK

12/31/93 Total $12.7 Trillion

Asia (including Japan)     $4.9 Trillion     38%
North America              $4.7 Trillion     37%
Euro Area                  $2.8 Trillion     22%
Other Countries            $356 Billion       3%

6/30/98 Total $24.0 Trillion

North America              $12.2 Trillion    51%
Euro Area                  $7.5 Trillion     31%
Asia (including Japan)     $3.4 Trillion     14%
Other Countries            $910 Billion       4%

represented 8.7% of the Fund's total net assets on August 31, 1998. The stocks of Hong Kong companies we bought have what we consider to be solid balance sheets, dividend yields three times the level of the U.S. market, p/e ratios a quarter of those of Europe, and discounts as high as 50% of the replacement cost of their plant and equipment. Hong Kong real estate prices, which fell substantially during the reporting period, remain its primary economic problem. The possible devaluation of the Hong Kong dollar is also a major concern, but, in our opinion, is not likely. So far Hong Kong has fought off currency speculators, and has over $90 billion in foreign currency reserves to support its currency.(5) It also has one of the freest market economies in the world, lacks the elements of crony capitalism found in many other parts of Asia, and its companies generally have little corporate debt. In our current opinion, the selling in Hong Kong's financial markets during the Fund's fiscal year was excessive in relation to economic conditions, and we are optimistic about Hong Kong's future.

EUROPE

As numerous Asian stocks sank to historic lows, many European share prices reached all-time highs. This was particularly true of southern European equity markets, which were boosted by interest rates declining in anticipation of the new common currency (the euro) being introduced in early 1999. We took profits in several of our southern European holdings, but maintained investments in the

5. Source: Bloomberg.


4
Nordic region and the United Kingdom. Although European stock valuations are close to record highs, they are still cheaper on average than those of other developed markets.

UNITED STATES

Stocks have become an increasingly important part of the U.S. economy largely because of their value relative to the size of the economy and the average household's net worth. Fueled by low interest rates, benign inflation and investor enthusiasm, the U.S. stock market advanced during most of the Fund's fiscal year, and by July 17, 1998, the Dow Jones(R) Industrial Average (the Dow) had increased 24.3% from its level at the beginning of the reporting period. However, in August, growing concerns about Asia's continuing financial problems and Russia's economic and political crisis sent the U.S. market plummeting. On August 26, the Dow dropped 0.9%, the next day it tumbled 4.2%, and on August 31, it plunged an additional 6.4%.(6),(8) These declines nearly eliminated all previous gains in the Index for the reporting period, and on August 31, the Dow was only 0.7% higher than it had been 12 months earlier.(7),(8)

Our U.S. equity holdings, which represented 25.9% of the Fund's total net assets as of August 31, 1998, were concentrated in the automobile, aerospace, forest products, and energy sectors. Our largest U.S. positions at the close of the period were General Motors Corp., Boeing Co., and Motorola Inc.

  TOP 10 EQUITY HOLDINGS
  8/31/98

  NAME,                             % OF TOTAL
  INDUSTRY, COUNTRY                 NET ASSETS
  -----------------                 ----------
  General Motors Corp.
  Automobiles, U.S.                 2.2%

  Philips Electronics NV
  Electrical & Electronics,
  Netherlands                       2.2%

  HSBC Holdings Plc.
  Banking, Hong Kong**              2.0%

  Boeing Co.
  Aerospace & Military
  Technology, U.S.                  1.6%

  Motorola Inc.
  Electrical & Electronics, U.S.    1.4%

  American Stores Co.
  Merchandising, U.S.               1.3%

  Deutsche Bank AG
  Banking, Germany                  1.2%

  YPF Sociedad Anonima
  (and YPF Sociedad
  Anonima ADR)
  Energy Sources, Argentina         1.2%

  Archer-Daniels Midland Co.
  Food & Household
  Products, U.S.                    1.2%

  Bell Atlantic Corp.
  Telecommunications, U.S.          1.1%

**Hong Kong reverted to the sovereignty of China on July 1, 1997.

6. Source: Bloomberg.

7. Source: Standard & Poor's(R) Micropal.

8. The Dow's market return, calculated by Wilshire Associates Inc., includes reinvested dividends. An index is an unmanaged group of securities that is used to measure market performance. One cannot invest directly in an index.


                                                                               5
  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*

  Equity Investments
  (80.2% of Total Net Assets)
  8/31/98

                    % OF TOTAL
  COUNTRY           NET ASSETS
  -------           ----------
  United States          25.9%

  United Kingdom          9.3%

  Hong Kong**             8.7%

  Sweden                  4.7%

  Netherlands             3.7%

  Australia               3.5%

  Germany                 3.1%

  Brazil                  2.5%

  France                  2.5%

  Argentina               2.2%

*Does not include fixed-income securities and short-term investments and other net assets.

**Hong Kong reverted to the sovereignty of China on July 1, 1997.

Looking forward, we are confident about our ability to deal with future volatility in global stock markets. Turbulent markets are not new to us, and where many people see only risk, we see potential returns. Our investment approach is based on a philosophy comprising four basic principles: the patience to look beyond the emotions of the moment to the longer-term value of a security, the discipline to subject an idea to rigorous and detailed analysis, the courage to think independently, and the common sense to know that share prices become cheap under the pressure of selling, or expensive during periods of "irrational exuberance." We will consistently use this approach in the future in our efforts to protect the Fund's assets and produce profits for our shareholders.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

Please remember that there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting


6
a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 785% in the last 15 years, but has suffered six declines of more than 20% during that time.(9) These risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,

/s/ Mark G. Holowesko

Mark G. Holowesko, CFA
President
Templeton Growth Fund, Inc.

9. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1998. Market returns are measured in Hong Kong dollars.


                                                                               7
PERFORMANCE SUMMARY

CLASS I

Templeton Growth Fund - Class I produced a - 12.61% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 11, the Fund's Class I shares delivered a cumulative total return of 214.67% for the 10-year period ended August 31, 1998.

The Fund's share price, as measured by net asset value, decreased $5.69, from $22.47 on August 31, 1997, to $16.78 on August 31, 1998. During the reporting period, shareholders received per-share distributions of 54.5 cents ($0.545) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

Past performance is not predictive of future results.


8
The graph on page 10 compares the performance of the Fund's Class I shares over the past ten years and the unmanaged Morgan Stanley Capital International(R)
(MSCI) World Index, which includes approximately 1,500 companies representing the stock markets of 23 countries, including the U.S., Canada, the United Kingdom, and Japan. It also shows the Fund's performance versus the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Past performance is not predictive of future results.


                                                                               9
CLASS I

Total Return Index Comparison
$10,000 Investment (9/1/88 - 8/31/98)

[LINE GRAPH]


The following line graph hypothetically compares the performance of the Templeton Growth Fund Class I shares to that of the MSCI World Index and CPI, based on a $10,000 investment from 9/1/88 to 8/31/98.

Total Return Index Comparison

                   Templeton Growth     MSCI World        CPI
                    Fund -Class I         Index
                 --------------------------------------------------
          9/1/88        $9,427           $10,000        $10,000
          Sep 88        $9,751           $10,426        $10,068
          Oct-88       $10,016           $11,122        $10,101
          Nov-88        $9,988           $11,511        $10,110
          Dec-88       $10,012           $11,617        $10,127
          Jan-89       $10,719           $12,039        $10,178
          Feb-89       $10,427           $11,966        $10,218
          Mar-89       $10,617           $11,891        $10,277
          Apr-89       $10,974           $12,167        $10,345
          May-89       $11,054           $11,871        $10,404
          Jun-89       $10,988           $11,739        $10,429
          Jul-89       $11,957           $13,068        $10,455
          Aug-89       $12,102           $12,753        $10,472
          Sep-89       $12,117           $13,115        $10,505
          Oct-89       $11,622           $12,680        $10,556
          Nov-89       $11,836           $13,188        $10,580
          Dec-89       $12,271           $13,615        $10,597
          Jan-90       $11,726           $12,981        $10,706
          Feb-90       $11,726           $12,426        $10,756
          Mar-90       $11,983           $11,678        $10,815
          Apr-90       $11,609           $11,512        $10,833
          May-90       $12,676           $12,726        $10,857
          Jun-90       $12,746           $12,638        $10,916
          Jul-90       $13,089           $12,755        $10,958
          Aug-90       $11,859           $11,563        $11,058
          Sep-90       $10,768           $10,346        $11,151
          Oct-90       $10,616           $11,314        $11,218
          Nov-90       $10,959           $11,131        $11,243
          Dec-90       $11,160           $11,366        $11,243
          Jan-91       $11,790           $11,784        $11,311
          Feb-91       $12,668           $12,877        $11,327
          Mar-91       $12,813           $12,499        $11,344
          Apr-91       $13,017           $12,599        $11,360
          May-91       $13,571           $12,886        $11,393
          Jun-91       $12,889           $12,093        $11,428
          Jul-91       $13,673           $12,666        $11,445
          Aug-91       $13,741           $12,628        $11,478
          Sep-91       $13,878           $12,961        $11,529
          Oct-91       $14,085           $13,174        $11,546
          Nov-91       $13,731           $12,602        $11,579
          Dec-91       $14,656           $13,522        $11,588
          Jan-92       $14,789           $13,274        $11,604
          Feb-92       $15,074           $13,047        $11,647
          Mar-92       $14,818           $12,435        $11,705
          Apr-92       $15,236           $12,610        $11,722
          May-92       $15,806           $13,113        $11,738
          Jun-92       $15,502           $12,676        $11,781
          Jul-92       $15,464           $12,711        $11,806
          Aug-92       $15,017           $13,023        $11,839
          Sep-92       $14,979           $12,905        $11,873
          Oct-92       $14,773           $12,559        $11,915
          Nov-92       $14,952           $12,786        $11,931
          Dec-92       $15,274           $12,892        $11,924
          Jan-93       $15,476           $12,937        $11,983
          Feb-93       $15,816           $13,245        $12,024
          Mar-93       $16,368           $14,017        $12,067
          Apr-93       $16,697           $14,668        $12,100
          May-93       $17,186           $15,009        $12,117
          Jun-93       $17,112           $14,885        $12,134
          Jul-93       $17,558           $15,194        $12,133
          Aug-93       $18,546           $15,893        $12,167
          Sep-93       $18,471           $15,602        $12,192
          Oct-93       $19,322           $16,034        $12,243
          Nov-93       $18,960           $15,130        $12,251
          Dec-93       $20,268           $15,873        $12,251
          Jan-94       $21,395           $16,923        $12,285
          Feb-94       $20,855           $16,706        $12,328
          Mar-94       $20,061           $15,989        $12,370
          Apr-94       $20,406           $16,486        $12,386
          May-94       $20,602           $16,531        $12,394
          Jun-94       $20,142           $16,488        $12,436
          Jul-94       $21,073           $16,805        $12,469
          Aug-94       $21,798           $17,314        $12,521
          Sep-94       $21,303           $16,862        $12,554
          Oct-94       $21,500           $17,344        $12,563
          Nov-94       $20,615           $16,596        $12,579
          Dec-94       $20,434           $16,759        $12,579
          Jan-95       $20,270           $16,511        $12,629
          Feb-95       $20,875           $16,755        $12,679
          Mar-95       $21,265           $17,566        $12,721
          Apr-95       $22,008           $18,181        $12,763
          May-95       $22,662           $18,340        $12,789
          Jun-95       $22,990           $18,338        $12,814
          Jul-95       $24,022           $19,259        $12,814
          Aug-95       $23,871           $18,834        $12,848
          Sep-95       $24,412           $19,386        $12,872
          Oct-95       $23,632           $19,084        $12,915
          Nov-95       $24,171           $19,751        $12,906
          Dec-95       $24,486           $20,332        $12,897
          Jan-96       $25,361           $20,702        $12,973
          Feb-96       $25,446           $20,832        $13,015
          Mar-96       $25,742           $21,184        $13,082
          Apr-96       $26,321           $21,685        $13,132
          May-96       $26,632           $21,707        $13,157
          Jun-96       $26,660           $21,821        $13,166
          Jul-96       $25,799           $21,055        $13,191
          Aug-96       $26,462           $21,301        $13,216
          Sep-96       $26,999           $22,139        $13,258
          Oct-96       $27,440           $22,297        $13,300
          Nov-96       $28,932           $23,550        $13,325
          Dec-96       $29,519           $23,178        $13,325
          Jan-97       $30,229           $23,460        $13,367
          Feb-97       $30,471           $23,734        $13,407
          Mar-97       $30,335           $23,269        $13,441
          Apr-97       $31,014           $24,034        $13,457
          May-97       $32,555           $25,522        $13,449
          Jun-97       $33,855           $26,798        $13,465
          Jul-97       $35,139           $28,037        $13,481
          Aug-97       $33,945           $26,165        $13,506
          Sep-97       $36,136           $27,590        $13,540
          Oct-97       $33,774           $26,143        $13,574
          Nov-97       $33,876           $26,609        $13,566
          Dec-97       $34,295           $26,938        $13,550
          Jan-98       $34,348           $27,693        $13,574
          Feb-98       $36,240           $29,571        $13,601
          Mar-98       $37,849           $30,824        $13,629
          Apr-98       $38,043           $31,129        $13,653
          May-98       $36,894           $30,744        $13,678
          Jun-98       $35,833           $31,478        $13,694
          Jul-98       $34,985           $31,432        $13,710
          Aug-98       $29,664           $27,245        $13,727




THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the period shown and have been restated to include the current, maximum 5.75% initial sales charge, assuming reinvestment of distributions at net asset value. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge; thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index. Source: Morgan Stanley Capital International. ***Source: U.S. Bureau of Labor Statistics (8/31/98).

Past performance is not predictive of future results.


10
  CLASS I
  Periods ended 8/31/98

                                                                 SINCE
                                                               INCEPTION
                                   1-YEAR   5-YEAR  10-YEAR   (11/29/54)
                                   ------   ------  -------   ----------
  Cumulative Total
  Return(1)                       -12.61%   59.95%  214.67%  33,782.59%
  Average Annual Total
  Return(2)                       -17.63%    8.55%   11.49%      14.08%
  Value of $10,000
  Investment(3)                    $8,237  $15,071  $29,664  $3,193,461

                           8/31/94  8/31/95  8/31/96  8/31/97     8/31/98
                           -------  -------  -------  -------     -------
  One-Year Total Return(4)  17.47%    9.51%   10.85%   28.28%     -12.61%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and has been restated to include the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher sales charge; thus actual total returns would have been lower.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and have been restated to include the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher sales charge; thus actual total returns would have been lower.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated and does not include the sales charge.

On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance. All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                              11

CLASS II

Templeton Growth Fund - Class II produced a - 13.32% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The Fund's share price, as measured by net asset value, decreased $5.69, from $22.18 on August 31, 1997, to $16.49 on August 31, 1998. During the reporting period, shareholders received per-share distributions of 42.51 cents ($0.4251) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


             Past performance is not predictive of future results.

12


The graph on page 14 compares the performance of the Fund's Class II shares since inception and the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index, which includes approximately 1,500 companies representing the stock markets of 23 countries, including the U.S., Canada, the United Kingdom, and Japan. The graph also compares the Fund's performance versus the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



             Past performance is not predictive of future results.

                                                                              13




CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/98)


[LINE GRAPH]

The following line graph hypothetically compares the performance of the Templeton Growth Fund Class II shares to that of the MSCI World Index and CPI, based on a $10,000 investment from 9/1/88 to 8/31/98.

Total Return Index Comparison

                  Templeton Growth   MSCI World Index     CPI
                   Fund- Class II
                ---------------------------------------------------
         5/1/95        $9,898            $10,000        $10,000
         May 95       $10,187            $10,088        $10,020
         Jun-95       $10,329            $10,086        $10,040
         Jul-95       $10,788            $10,593        $10,040
         Aug-95       $10,708            $10,359        $10,067
         Sep-95       $10,941            $10,663        $10,086
         Oct-95       $10,588            $10,497        $10,119
         Nov-95       $10,818            $10,863        $10,112
         Dec-95       $10,960            $11,183        $10,105
         Jan-96       $11,340            $11,387        $10,164
         Feb-96       $11,372            $11,458        $10,197
         Mar-96       $11,493            $11,651        $10,250
         Apr-96       $11,746            $11,927        $10,289
         May-96       $11,873            $11,940        $10,309
         Jun-96       $11,880            $12,002        $10,316
         Jul-96       $11,493            $11,581        $10,335
         Aug-96       $11,778            $11,716        $10,355
         Sep-96       $12,006            $12,177        $10,388
         Oct-96       $12,191            $12,264        $10,421
         Nov-96       $12,847            $12,953        $10,441
         Dec-96       $13,107            $12,748        $10,441
         Jan-97       $13,412            $12,904        $10,473
         Feb-97       $13,506            $13,054        $10,505
         Mar-97       $13,439            $12,799        $10,531
         Apr-97       $13,729            $13,219        $10,544
         May-97       $14,405            $14,038        $10,537
         Jun-97       $14,973            $14,739        $10,550
         Jul-97       $15,527            $15,421        $10,563
         Aug-97       $14,993            $14,392        $10,583
         Sep-97       $15,947            $15,175        $10,609
         Oct-97       $14,898            $14,379        $10,636
         Nov-97       $14,928            $14,636        $10,629
         Dec-97       $15,108            $14,816        $10,617
         Jan-98       $15,124            $15,232        $10,636
         Feb-98       $15,944            $16,265        $10,657
         Mar-98       $16,637            $16,954        $10,678
         Apr-98       $16,716            $17,122        $10,697
         May-98       $16,196            $16,910        $10,717
         Jun-98       $15,723            $17,314        $10,730
         Jul-98       $15,337            $17,288        $10,742
         Aug-98       $12,991            $14,985        $10,755




THE HISTORICAL DATA SHOWN PERTAINS ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the periods shown and include all sales charges, assuming reinvestment of distributions at net asset value. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index. Source: Morgan Stanley Capital International.

***Source: U.S. Bureau of Labor Statistics (8/31/98).


             Past performance is not predictive of future results.

14


  CLASS II
  Periods ended 8/31/98

                                                                           SINCE
                                                                         INCEPTION
                                              1-YEAR        3-YEAR       (5/1/95)

  Cumulative Total Return(1)                - 13.32%        21.37%        31.22%
  Average Annual Total Return(2)            - 15.03%         6.31%         8.16%
  Value of $10,000 Investment(3)             $8,497       $12,015       $12,991



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

                                                                              15

ADVISOR CLASS

Templeton Growth Fund - Advisor Class produced a -12.41% cumulative total return for the one-year period ended August 31, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The Fund's share price, as measured by net asset value, decreased $5.69, from $22.49 on August 31, 1997, to $16.80 on August 31, 1998. During the reporting period, shareholders received per-share distributions of 59.13 cents ($0.5913) in income dividends, 33 cents ($0.33) in short-term capital gains, and $2.55 in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.




Past performance is not predictive of future results.


16
The graph on the following page compares the performance of the Fund's Advisor Class shares over a ten-year period and the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index. The MSCI World Index includes approximately 1,500 companies representing the stock markets of 23 countries, including the U.S., Canada, the United Kingdom, and Japan. The graph also compares the Fund's performance versus the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember, the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no management or operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



Past performance is not predictive of future results.



                                                                              17

ADVISOR CLASS
Total Return Index Comparison
$10,000 Investment (9/1/88 - 8/31/98)

[LINE GRAPH]

The following line graph hypothetically compares the performance of the Templeton Growth Fund Advisor shares to that of the MSCI World Index and CPI, based on a $10,000 investment from 9/1/88 to 8/31/98.

Total Return Index Comparison

                   Templeton Growth        MSCI World           CPI
                 Fund- Advisor Class         Index
                ----------------------------------------------------------
         9/1/88        $10,000              $10,000           $10,000
         Sep 88        $10,344              $10,426           $10,068
         Oct-88        $10,626              $11,122           $10,101
         Nov-88        $10,595              $11,511           $10,110
         Dec-88        $10,621              $11,617           $10,127
         Jan-89        $11,370              $12,039           $10,178
         Feb-89        $11,061              $11,966           $10,218
         Mar-89        $11,262              $11,891           $10,277
         Apr-89        $11,641              $12,167           $10,345
         May-89        $11,726              $11,871           $10,404
         Jun-89        $11,656              $11,739           $10,429
         Jul-89        $12,684              $13,068           $10,455
         Aug-89        $12,838              $12,753           $10,472
         Sep-89        $12,854              $13,115           $10,505
         Oct-89        $12,329              $12,680           $10,556
         Nov-89        $12,556              $13,188           $10,580
         Dec-89        $13,017              $13,615           $10,597
         Jan-90        $12,439              $12,981           $10,706
         Feb-90        $12,439              $12,426           $10,756
         Mar-90        $12,712              $11,678           $10,815
         Apr-90        $12,315              $11,512           $10,833
         May-90        $13,447              $12,726           $10,857
         Jun-90        $13,521              $12,638           $10,916
         Jul-90        $13,885              $12,755           $10,958
         Aug-90        $12,580              $11,563           $11,058
         Sep-90        $11,423              $10,346           $11,151
         Oct-90        $11,262              $11,314           $11,218
         Nov-90        $11,625              $11,131           $11,243
         Dec-90        $11,839              $11,366           $11,243
         Jan-91        $12,507              $11,784           $11,311
         Feb-91        $13,438              $12,877           $11,327
         Mar-91        $13,592              $12,499           $11,344
         Apr-91        $13,809              $12,599           $11,360
         May-91        $14,396              $12,886           $11,393
         Jun-91        $13,673              $12,093           $11,428
         Jul-91        $14,505              $12,666           $11,445
         Aug-91        $14,577              $12,628           $11,478
         Sep-91        $14,721              $12,961           $11,529
         Oct-91        $14,942              $13,174           $11,546
         Nov-91        $14,566              $12,602           $11,579
         Dec-91        $15,548              $13,522           $11,588
         Jan-92        $15,689              $13,274           $11,604
         Feb-92        $15,991              $13,047           $11,647
         Mar-92        $15,719              $12,435           $11,705
         Apr-92        $16,162              $12,610           $11,722
         May-92        $16,767              $13,113           $11,738
         Jun-92        $16,444              $12,676           $11,781
         Jul-92        $16,404              $12,711           $11,806
         Aug-92        $15,930              $13,023           $11,839
         Sep-92        $15,890              $12,905           $11,873
         Oct-92        $15,671              $12,559           $11,915
         Nov-92        $15,861              $12,786           $11,931
         Dec-92        $16,203              $12,892           $11,924
         Jan-93        $16,417              $12,937           $11,983
         Feb-93        $16,777              $13,245           $12,024
         Mar-93        $17,363              $14,017           $12,067
         Apr-93        $17,713              $14,668           $12,100
         May-93        $18,231              $15,009           $12,117
         Jun-93        $18,152              $14,885           $12,134
         Jul-93        $18,625              $15,194           $12,133
         Aug-93        $19,673              $15,893           $12,167
         Sep-93        $19,594              $15,602           $12,192
         Oct-93        $20,497              $16,034           $12,243
         Nov-93        $20,113              $15,130           $12,251
         Dec-93        $21,501              $15,873           $12,251
         Jan-94        $22,696              $16,923           $12,285
         Feb-94        $22,123              $16,706           $12,328
         Mar-94        $21,281              $15,989           $12,370
         Apr-94        $21,647              $16,486           $12,386
         May-94        $21,854              $16,531           $12,394
         Jun-94        $21,366              $16,488           $12,436
         Jul-94        $22,355              $16,805           $12,469
         Aug-94        $23,123              $17,314           $12,521
         Sep-94        $22,599              $16,862           $12,554
         Oct-94        $22,808              $17,344           $12,563
         Nov-94        $21,868              $16,596           $12,579
         Dec-94        $21,676              $16,759           $12,579
         Jan-95        $21,503              $16,511           $12,629
         Feb-95        $22,144              $16,755           $12,679
         Mar-95        $22,558              $17,566           $12,721
         Apr-95        $23,346              $18,181           $12,763
         May-95        $24,040              $18,340           $12,789
         Jun-95        $24,388              $18,338           $12,814
         Jul-95        $25,483              $19,259           $12,814
         Aug-95        $25,323              $18,834           $12,848
         Sep-95        $25,897              $19,386           $12,872
         Oct-95        $25,069              $19,084           $12,915
         Nov-95        $25,641              $19,751           $12,906
         Dec-95        $25,975              $20,332           $12,897
         Jan-96        $26,904              $20,702           $12,973
         Feb-96        $26,993              $20,832           $13,015
         Mar-96        $27,308              $21,184           $13,082
         Apr-96        $27,922              $21,685           $13,132
         May-96        $28,251              $21,707           $13,157
         Jun-96        $28,281              $21,821           $13,166
         Jul-96        $27,368              $21,055           $13,191
         Aug-96        $28,071              $21,301           $13,216
         Sep-96        $28,640              $22,139           $13,258
         Oct-96        $29,108              $22,297           $13,300
         Nov-96        $30,691              $23,550           $13,325
         Dec-96        $31,314              $23,178           $13,325
         Jan-97        $32,067              $23,460           $13,368
         Feb-97        $32,323              $23,734           $13,408
         Mar-97        $32,179              $23,269           $13,441
         Apr-97        $32,900              $24,034           $13,457
         May-97        $34,535              $25,522           $13,449
         Jun-97        $35,929              $26,798           $13,465
         Jul-97        $37,291              $28,037           $13,481
         Aug-97        $36,041              $26,165           $13,507
         Sep-97        $38,365              $27,591           $13,541
         Oct-97        $35,892              $26,143           $13,575
         Nov-97        $36,001              $26,609           $13,566
         Dec-97        $36,456              $26,938           $13,550
         Jan-98        $36,531              $27,693           $13,575
         Feb-98        $38,542              $29,571           $13,602
         Mar-98        $40,252              $30,824           $13,629
         Apr-98        $40,478              $31,129           $13,654
         May-98        $39,237              $30,744           $13,678
         Jun-98        $38,129              $31,478           $13,694
         Jul-98        $37,227              $31,432           $13,711
         Aug-98        $31,570              $27,245           $13,727


THE HISTORICAL DATA SHOWN PERTAIN ONLY TO THE FUND'S ADVISOR CLASS SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. SEE THE PROSPECTUS FOR DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, assuming reinvestment of distributions at net asset value. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Past performance is not predictive of future results.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index. Source: Morgan Stanley Capital International.

***Source: U.S. Bureau of Labor Statistics (8/31/98).


             Past performance is not predictive of future results.


18


  ADVISOR CLASS
  Periods ended 8/31/98

                                                                                         SINCE
                                                                                       INCEPTION
                                                                                      OF THE FUND
                                                 1-YEAR*      5-YEAR*     10-YEAR*    (11/29/54)*

  Cumulative Total Return(1)                     -12.41%      60.47%     215.70%     33,893.42%
  Average Annual Total Return(1)                 -12.41%       9.92%      12.18%         14.24%
  Value of $10,000 Investment(2)                 $8,759     $16,047     $31,570     $3,399,342


                                   8/31/94      8/31/95     8/31/96     8/31/97        8/31/98

  One-Year Total Return(3),*         17.47%       9.51%      10.85%      28.39%        -12.41%


*On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Class I expenses, containing Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 1.70%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the periods indicated.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                              19

TEMPLETON GROWTH FUND


CLASS I

If you had invested $10,000 in Templeton Growth Fund - Class I at inception, it would be worth more than $3.1 million today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), with income dividends and capital gains reinvested as shown through August 31, 1998.*

[3-D GRAPH]

The following mountain chart illustrates the cumulative total return of a $10,000 investment in the Fund on November 29, 1954 (inception).

                     Principal +   Principal +    Total Value   Principal     Income   Cap Gains
                       Dividends     Cap Gains
          11/54           $9,425        $9,425       $9,425      $9,425         $0          $0
          12/54           $9,576        $9,576       $9,576      $9,576         $0          $0
          12/55          $10,250       $10,250      $10,250     $10,250         $0          $0
          12/56          $10,726       $10,726      $10,726     $10,726         $0          $0
          12/57           $8,911        $8,911       $8,911      $8,911         $0          $0
          12/58          $13,261       $13,261      $13,261     $13,261         $0          $0
          12/59          $15,118       $15,118      $15,118     $15,118         $0          $0
          12/60          $17,210       $17,210      $17,210     $17,210         $0          $0
          12/61          $20,358       $20,358      $20,358     $20,358         $0          $0
          12/62          $17,606       $17,606      $17,606     $17,606         $0          $0
          12/63          $18,511       $18,511      $18,511     $18,511         $0          $0
          12/64          $23,802       $23,506      $23,802     $23,506       $296          $0
          12/65          $29,073       $28,313      $29,073     $28,313       $760          $0
          12/66          $27,532       $26,485      $27,532     $26,485     $1,048          $0
          12/67          $31,314       $29,632      $31,314     $29,632     $1,682          $0
          12/68          $43,140       $40,283      $43,140     $40,283     $2,857          $0
          12/69          $51,622       $47,446      $51,622     $47,446     $4,176          $0
          12/70          $48,298       $43,676      $48,298     $43,676     $4,622          $0
          12/71          $57,875       $52,568      $58,888     $51,555     $6,320      $1,013
          12/72          $95,625       $87,992      $99,262     $84,354    $11,271      $3,637
          12/73          $78,886       $79,615      $89,415     $69,086     $9,801     $10,529
          12/74          $68,188       $69,154      $78,623     $58,718     $9,469     $10,435
          12/75          $93,732       $93,527     $108,183     $79,076    $14,655     $14,451
          12/76         $136,290      $135,840     $158,747    $113,384    $22,907     $22,456
          12/77         $155,058      $162,989     $191,092    $126,956    $28,103     $36,033
          12/78         $184,487      $192,793     $227,799    $149,482    $35,006     $43,311
          12/79         $231,142      $241,866     $288,936    $184,072    $47,071     $57,794
          12/80         $275,936      $302,407     $363,734    $214,609    $61,327     $87,798
          12/81         $276,914      $296,032     $362,862    $210,085    $66,829     $85,948
          12/82         $293,516      $322,039     $402,077    $213,478    $80,038    $108,561
          12/83         $392,896      $419,717     $534,385    $278,228   $114,668    $141,489
          12/84         $391,769      $423,667     $545,974    $269,463   $122,307    $154,205
          12/85         $482,619      $536,261     $697,673    $321,206   $161,412    $215,055
          12/86         $572,151      $637,582     $845,831    $363,902   $208,249    $273,680
          12/87         $550,763      $653,004     $872,099    $331,668   $219,095    $321,336
          12/88         $682,365      $784,305   $1,077,886    $388,784   $293,580    $395,521
          12/89         $831,578      $935,100   $1,321,060    $445,617   $385,960    $489,483
          12/90         $737,439      $834,403   $1,201,437    $370,405   $367,034    $463,998
          12/91         $912,476    $1,101,650   $1,577,840    $436,287   $476,190    $665,364
          12/92         $889,020    $1,161,912   $1,644,334    $406,598   $482,422    $755,314
          12/93       $1,121,884    $1,558,305   $2,181,979    $498,209   $623,674  $1,060,095
          12/94       $1,068,974    $1,589,760   $2,199,827    $458,907   $610,067  $1,130,853
          12/95       $1,203,903    $1,922,768   $2,636,096    $490,575   $713,328  $1,432,194
          12/96       $1,434,286    $2,296,081   $3,177,869    $552,498   $881,788  $1,743,583
          12/97       $1,510,347    $2,730,272   $3,692,080    $548,539   $961,808  $2,181,733
        8/31/98       $1,306,372    $2,361,545   $3,193,461    $474,458   $831,914  $1,887,087




*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of income dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.


Past performance is not predictive of future results.


20

TEMPLETON GROWTH FUND, INC.
Financial Highlights

                                                                                    CLASS I
                                                      --------------------------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
                                                      --------------------------------------------------------------------
                                                         1998           1997           1996          1995          1994
                                                      --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year................         $22.47         $18.75        $18.96        $18.95        $17.47
                                                      --------------------------------------------------------------------
Income from investment operations:
 Net investment income............................            .50            .54           .50           .39           .29
 Net realized and unrealized gains (losses).......          (2.76)          4.48          1.34          1.20          2.58
                                                      --------------------------------------------------------------------
Total from investment operations..................          (2.26)          5.02          1.84          1.59          2.87
                                                      --------------------------------------------------------------------
Less distributions from:
 Net investment income............................           (.55)          (.49)         (.44)         (.29)         (.27)
 Net realized gains...............................          (2.88)          (.81)        (1.61)        (1.29)        (1.12)
                                                      --------------------------------------------------------------------
Total distributions...............................          (3.43)         (1.30)        (2.05)        (1.58)        (1.39)
                                                      --------------------------------------------------------------------
Net asset value, end of year......................         $16.78         $22.47        $18.75        $18.96        $18.95
                                                      --------------------------------------------------------------------
                                                      --------------------------------------------------------------------
Total Return*.....................................       (12.61)%         28.28%        10.85%         9.51%        17.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...................    $11,116,564    $12,129,283    $8,450,737    $6,964,298    $5,611,560
Ratios to average net assets:
 Expenses.........................................          1.08%          1.08%         1.09%         1.12%         1.10%
 Net investment income............................          2.53%          2.81%         2.87%         2.40%         1.76%
Portfolio turnover rate...........................         48.23%         41.81%        19.63%        35.21%        27.35%

*Total return does not reflect sales commissions.
                                                                              21
TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                                 CLASS II
                                                                -------------------------------------------
                                                                           YEAR ENDED AUGUST 31,
                                                                -------------------------------------------
                                                                  1998        1997        1996       1995+
                                                                -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $22.18      $18.57      $18.90     $17.48
                                                                -------------------------------------------
Income from investment operations:
 Net investment income......................................         .38         .42         .49        .04
 Net realized and unrealized gains (losses).................       (2.77)       4.39        1.19       1.38
                                                                -------------------------------------------
Total from investment operations............................       (2.39)       4.81        1.68       1.42
                                                                -------------------------------------------
Less distributions from:
 Net investment income......................................        (.42)       (.39)       (.40)        --
 Net realized gains.........................................       (2.88)       (.81)      (1.61)        --
                                                                -------------------------------------------
Total distributions.........................................       (3.30)      (1.20)      (2.01)        --
                                                                -------------------------------------------
Net asset value, end of year................................      $16.49      $22.18      $18.57     $18.90
                                                                -------------------------------------------
                                                                -------------------------------------------
Total Return*...............................................    (13.32)%      27.30%       9.99%      8.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $872,219    $755,184    $280,087    $42,548
Ratios to average net assets:
 Expenses...................................................       1.83%       1.84%       1.87%      1.86%**
 Net investment income......................................       1.79%       2.14%       2.25%      1.61%**
Portfolio turnover rate.....................................      48.23%      41.81%      19.63%     35.21%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
 22
TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                    ADVISOR CLASS
                                                                ---------------------
                                                                YEAR ENDED AUGUST 31,
                                                                ---------------------
                                                                 1998          1997+
                                                                ---------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $22.49        $19.37
                                                                ---------------------
Income from investment operations:
 Net investment income......................................        .56           .37
 Net realized and unrealized gains (losses).................      (2.78)         2.75
                                                                ---------------------
Total from investment operations............................      (2.22)         3.12
                                                                ---------------------
Less distributions from:
 Net investment income......................................       (.59)           --
 Net realized gains.........................................      (2.88)           --
                                                                ---------------------
Total distributions.........................................      (3.47)           --
                                                                ---------------------
Net asset value, end of year................................     $16.80        $22.49
                                                                ---------------------
                                                                ---------------------
Total Return*...............................................    (12.41)%       16.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $36,301       $29,531
Ratios to average net assets:
 Expenses...................................................       .83%          .83%**
 Net investment income......................................      2.81%         3.68%**
Portfolio turnover rate.....................................     48.23%        41.81%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
                                                                              23

TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 77.0%
AEROSPACE & MILITARY TECHNOLOGY 2.8%
Boeing Co. .................................................  United States          6,411,000    $   198,340,313
*General Motors Corp., H....................................  United States          1,631,300         58,930,713
Raytheon Co., A.............................................  United States          1,647,015         73,806,860
                                                                                                  ---------------
                                                                                                      331,077,886
                                                                                                  ---------------
APPLIANCES & HOUSEHOLD DURABLES .7%
Sony Corp. .................................................      Japan                956,700         69,860,309
Toro Co. ...................................................  United States            550,000         12,100,000
                                                                                                  ---------------
                                                                                                       81,960,309
                                                                                                  ---------------
AUTOMOBILES 5.0%
Autoliv Inc., ADR...........................................      Sweden             1,201,152         36,977,714
Fiat SpA, di Risp...........................................      Italy              3,589,960          6,525,515
Ford Motor Co. .............................................  United States          3,016,600        132,730,400
General Motors Corp. .......................................  United States          4,556,700        263,149,425
Volkswagen AG...............................................     Germany               368,350         27,153,672
Volvo AB, B.................................................      Sweden             4,741,000        130,712,634
                                                                                                  ---------------
                                                                                                      597,249,360
                                                                                                  ---------------
BANKING 5.9%
Australia & New Zealand Banking Group Ltd. .................    Australia           14,055,105         71,035,993
Bangkok Bank Public Co. Ltd., fgn. .........................     Thailand           24,930,800         17,552,711
Citicorp....................................................  United States            103,000         11,136,875
Deutsche Bank AG............................................     Germany             2,300,000        149,724,979
Development Bank of Singapore Ltd., fgn. ...................    Singapore            3,392,500         11,747,677
Guoco Group Ltd. ...........................................    Hong Kong           19,237,000         11,605,453
HSBC Holdings Plc. .........................................    Hong Kong           11,336,941        240,660,558
*Kookmin Bank...............................................   South Korea           1,424,403          3,923,568
National Australia Bank Ltd. ...............................    Australia           10,723,122        132,685,204
National Australia Capital Securities Plc. .................    Australia            1,329,253         36,055,988
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil               773,440         11,601,600
Union Bank of Norway, Primary Capital Cert. ................      Norway               385,000          9,302,744
                                                                                                  ---------------
                                                                                                      707,033,350
                                                                                                  ---------------
BROADCASTING & PUBLISHING .1%
South China Morning Post Holdings, Ltd. ....................    Hong Kong           30,911,000         10,171,766
South China Morning Post Holdings, Ltd., 144A...............    Hong Kong            8,976,000          2,953,698
                                                                                                  ---------------
                                                                                                       13,125,464
                                                                                                  ---------------
BUILDING MATERIALS & COMPONENTS 1.6%
Caradon Plc. ...............................................  United Kingdom         5,154,667         11,954,677
Cemex SA....................................................      Mexico             2,019,680          4,051,718
*Cemex SA, ADR..............................................      Mexico                22,092             88,638
Cemex SA, B.................................................      Mexico             4,694,000         11,535,483
Cemex SA, B, ADR............................................      Mexico               777,000          3,818,948
+Hepworth Plc. .............................................  United Kingdom        16,767,410         42,536,925

 24
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
+Owens Corning..............................................  United States          3,313,700    $   116,186,606
*Siam Cement Public Co. Ltd., fgn. .........................     Thailand              923,530          5,907,065
                                                                                                  ---------------
                                                                                                      196,080,060
                                                                                                  ---------------
BUSINESS & PUBLIC SERVICES 1.1%
Columbia HCA Healthcare Corp. ..............................  United States          1,155,200         26,064,200
*Humana Inc. ...............................................  United States          8,335,200        108,357,600
                                                                                                  ---------------
                                                                                                      134,421,800
                                                                                                  ---------------
CHEMICALS 3.9%
BASF AG.....................................................     Germany             2,671,000        107,536,717
Cookson Group Plc. .........................................  United Kingdom        11,025,284         28,800,621
DSM NV......................................................   Netherlands           1,273,290        112,097,891
Eastman Chemical Co. .......................................  United States          1,100,000         56,718,750
European Vinyls Corporation Evc International NV............   Netherlands             388,971          4,905,993
Imperial Chemical Industries Plc. ..........................  United Kingdom           551,888          6,071,609
Lyondell Chemical Co. ......................................  United States          2,568,600         55,385,438
Rhone-Poulenc SA, A.........................................      France             1,800,000         90,913,706
                                                                                                  ---------------
                                                                                                      462,430,725
                                                                                                  ---------------
CONSTRUCTION & HOUSING .1%
Fletcher Challenge Building Ltd. ...........................   New Zealand           5,267,917          6,135,959
Hollandsche Beton Groep NV..................................   Netherlands             588,511          9,551,974
                                                                                                  ---------------
                                                                                                       15,687,933
                                                                                                  ---------------
ELECTRICAL & ELECTRONICS 5.7%
ABB AB, A...................................................      Sweden            11,700,000        130,188,049
General Electric Co. Plc. ..................................  United Kingdom        18,500,000        121,280,497
Gold Peak Industries (Holdings) Ltd. .......................    Hong Kong            4,307,000            666,959
Hitachi Ltd. ...............................................      Japan              1,648,500          8,254,760
Motorola Inc. ..............................................  United States          3,817,600        164,395,400
Philips Electronics NV......................................   Netherlands           4,005,600        261,263,225
                                                                                                  ---------------
                                                                                                      686,048,890
                                                                                                  ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC Plc. ..................................................  United Kingdom         9,641,820         14,288,603
                                                                                                  ---------------
ENERGY SOURCES 7.8%
Amerada Hess Corp. .........................................  United States          2,008,000         98,643,000
*Barrett Resources Corp. ...................................  United States          1,100,000         22,343,750
Burlington Resources Inc. ..................................  United States          1,000,000         29,562,500
Norsk Hydro AS..............................................      Norway             3,251,577        117,224,773
Occidental Petroleum Corp. .................................  United States          5,000,000         92,500,000
Perez Companc SA, B.........................................    Argentina            6,863,400         27,184,501
*Ranger Oil Ltd. ...........................................      Canada             2,810,900         14,932,906
*Renaissance Energy Ltd. ...................................      Canada             5,250,000         57,395,390

                                                                              25
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Repsol SA...................................................      Spain              2,429,700    $   109,508,063
Saga Petroleum AS, A........................................      Norway             1,052,250         11,157,461
Saga Petroleum AS, B........................................      Norway             1,927,910         18,831,844
Societe Elf Aquitane SA.....................................      France             1,305,000        133,370,558
Transportadora de Gas del Sur SA, B, ADR....................    Argentina            1,400,000         13,300,000
Valero Energy Corp., new....................................  United States          2,500,000         44,687,500
Woodside Petroleum Ltd. ....................................    Australia              679,200          3,070,507
YPF Sociedad Anonima........................................    Argentina            1,400,000         31,366,273
YPF Sociedad Anonima, ADR...................................    Argentina            5,282,800        116,881,950
                                                                                                  ---------------
                                                                                                      941,960,976
                                                                                                  ---------------
FINANCIAL SERVICES 1.0%
Lend Lease Corp. Ltd. ......................................    Australia              923,300         17,462,226
Merrill Lynch & Co. Inc. ...................................  United States          1,580,300        104,299,800
                                                                                                  ---------------
                                                                                                      121,762,026
                                                                                                  ---------------
FOOD & HOUSEHOLD PRODUCTS 3.1%
Archer-Daniels Midland Co. .................................  United States          9,232,794        138,491,908
Embotelladora Andina SA, B, ADR.............................      Chile                186,700          2,088,706
Hillsdown Holdings Plc. ....................................  United Kingdom        20,423,076         48,391,052
IBP Inc. ...................................................  United States          3,750,000         62,109,375
Panamerican Beverages Inc., A...............................      Mexico               616,400          9,823,875
Tate & Lyle Plc. ...........................................  United Kingdom        13,600,000        100,601,149
Vitro SA de CV..............................................      Mexico             6,090,720          7,648,911
Vitro SA de CV, ADR.........................................      Mexico               962,440          3,669,303
                                                                                                  ---------------
                                                                                                      372,824,279
                                                                                                  ---------------
FOREST PRODUCTS & PAPER 5.4%
Aracruz Celulose SA, ADR....................................      Brazil             2,338,900         14,764,306
Assidomaen AB...............................................      Sweden             1,198,100         27,699,850
+Boise Cascade Corp. .......................................  United States          3,082,600         75,331,037
Carter Holt Harvey Ltd. ....................................   New Zealand          21,502,738         15,134,142
Champion International Corp. ...............................  United States          1,000,000         33,000,000
Enso OY, A..................................................     Finland                98,700            827,596
Enso OY, R..................................................     Finland             4,973,575         41,981,264
Fletcher Challenge Paper Ltd. ..............................   New Zealand          18,802,836         11,649,548
International Paper Co. ....................................  United States          3,400,000        125,800,000
Metsa Serla OY, B...........................................     Finland             2,611,000         19,947,082
Mitsubishi Paper Mills Ltd. ................................      Japan              4,647,000          7,833,317
Mo Och Domsjoe AB, B........................................      Sweden             2,950,000         57,991,172
Norske Skogindustrier AS, A.................................      Norway               994,000         27,467,386
*PT Tjiwi Kimia TBK.........................................    Indonesia           11,861,214          1,663,790
*Sappi Ltd. ................................................   South Africa          3,000,000          9,361,503
St. Joe Co. ................................................  United States            661,800         13,277,363
Stora Kopparbergs Bergslags AB, A...........................      Sweden             1,414,200         17,134,824
Stora Kopparbergs Bergslags AB, B...........................      Sweden             2,085,800         25,272,109

 26
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER (CONT.)
Svenska Cellulosa AB, B.....................................      Sweden             1,642,844    $    34,935,545
UPM-Kymmene Corp. ..........................................     Finland             4,301,840         86,569,846
                                                                                                  ---------------
                                                                                                      647,641,680
                                                                                                  ---------------
HEALTH & PERSONAL CARE .1%
Aetna Inc. .................................................  United States            117,500          7,072,031
Ono Pharmaceutical Co. Ltd. ................................      Japan                173,000          4,080,246
                                                                                                  ---------------
                                                                                                       11,152,277
                                                                                                  ---------------
INDUSTRIAL COMPONENTS 2.4%
BTR Plc. ...................................................  United Kingdom        47,031,250        103,168,066
Goodyear Tire & Rubber Co. .................................  United States          1,722,600         84,407,400
*RMI Titanium Co. ..........................................  United States            462,700          8,270,763
Sandvik AB, B...............................................      Sweden             2,156,000         43,848,769
SKF AB, A...................................................      Sweden             1,002,995         15,500,708
SKF AB, B...................................................      Sweden             2,480,374         38,026,084
                                                                                                  ---------------
                                                                                                      293,221,790
                                                                                                  ---------------
INSURANCE 1.1%
American General Corp. .....................................  United States          1,100,000         70,675,000
American International Group Inc. ..........................  United States            137,813         10,654,629
+W R Berkley Corp. .........................................  United States          1,690,650         53,466,806
                                                                                                  ---------------
                                                                                                      134,796,435
                                                                                                  ---------------
LEISURE & TOURISM .5%
Rank Group Plc. ............................................  United Kingdom         9,845,000         46,818,935
Shangri-La Asia Ltd. .......................................    Hong Kong           23,233,000         13,191,710
                                                                                                  ---------------
                                                                                                       60,010,645
                                                                                                  ---------------
MACHINERY & ENGINEERING 1.2%
+Agco Corp. ................................................  United States          5,739,500         49,503,188
Harnischfeger Industries Inc. ..............................  United States          1,786,700         28,698,869
Makita Corp. ...............................................      Japan                840,000          9,768,964
New Holland NV..............................................   Netherlands           1,600,000         17,700,000
Valmet (OY).................................................     Finland             2,000,000         26,831,881
Vickers Group Plc. .........................................  United Kingdom         5,396,988         14,550,060
                                                                                                  ---------------
                                                                                                      147,052,962
                                                                                                  ---------------
MERCHANDISING 2.6%
American Stores Co. ........................................  United States          5,405,000        156,745,000
Best Denki Co. Ltd. ........................................      Japan                529,000          2,922,445
*CompUSA Inc. ..............................................  United States          2,000,000         23,750,000
Dairy Farm International Holdings Ltd. .....................    Hong Kong           36,629,531         34,798,054

                                                                              27
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
Gucci Group NV..............................................   Netherlands             700,000    $    24,281,250
Safeway Plc. ...............................................  United Kingdom         4,309,883         22,480,761
W.H. Smith Group............................................  United Kingdom         5,740,290         44,408,211
                                                                                                  ---------------
                                                                                                      309,385,721
                                                                                                  ---------------
METALS & MINING 4.3%
AK Steel Holding Corp. .....................................  United States          1,029,900         14,289,862
Alcan Aluminum Ltd. ........................................      Canada             3,463,361         65,429,987
Alcan Aluminum Ltd., fgn. ..................................      Canada             1,500,000         28,500,000
Anglo American Platinum Corp. Ltd. .........................   South Africa          3,000,000         37,352,632
Billiton Plc. ..............................................  United Kingdom        19,141,800         32,854,443
British Steel Plc. .........................................  United Kingdom        63,665,600        114,337,742
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil             1,177,905         18,846,480
Grupo Mexico SA de CV, B....................................      Mexico             6,004,300         10,780,578
Industrias Penoles SA.......................................      Mexico             3,223,400          7,727,495
Iscor Ltd. .................................................   South Africa         21,374,700          4,224,874
*Maanshan Iron & Steel Co. Ltd., H..........................      China              8,979,000            247,962
Minorco SA, ADR.............................................    Luxembourg           2,013,724         16,864,939
Outokumpu OY, A.............................................     Finland               666,200          6,951,544
Pechiney SA, A..............................................      France             2,368,775         76,754,723
Pohang Iron & Steel Co. Ltd. ...............................   South Korea           1,022,390         39,878,793
+Titanium Metals............................................  United States          2,322,000         26,703,000
WMC Ltd. ...................................................    Australia            6,933,500         17,021,394
                                                                                                  ---------------
                                                                                                      518,766,448
                                                                                                  ---------------
MISC MATERIALS & COMMODITIES .8%
Agrium Inc. ................................................      Canada             6,182,100         52,161,469
De Beers/Centenary Linked Units, Reg. ......................   South Africa            870,850         10,531,115
De Beers/Centenary Linked Units, ADR........................   South Africa          2,950,000         33,925,000
                                                                                                  ---------------
                                                                                                       96,617,584
                                                                                                  ---------------
MULTI-INDUSTRY 5.7%
Alfa SA de CV, A............................................      Mexico             6,608,600         14,914,840
Amoy Properties Ltd. .......................................    Hong Kong           53,975,000         25,945,501
Broken Hill Proprietary Co. Ltd. ...........................    Australia           15,752,699        108,714,528
Cheung Kong Holdings Ltd. ..................................    Hong Kong           30,000,000        116,141,021
DESC SA de CV, B............................................      Mexico             2,059,000          7,331,812
DESC SA de CV, C, ADR.......................................      Mexico                25,800            399,900
Elementis Plc. .............................................  United Kingdom        19,800,000         32,823,724
First Pacific Co. ..........................................    Hong Kong           37,473,000         11,605,740
Hicom Holdings BHD..........................................     Malaysia            1,289,800            187,988
Hutchison Whampoa Ltd. .....................................    Hong Kong           10,000,000         43,359,315
Inchcape Plc. ..............................................  United Kingdom        26,000,000         70,530,317
Jardine Matheson Holdings Ltd. .............................    Hong Kong           10,087,768         17,956,227
Jardine Strategic Holdings Ltd. ............................    Hong Kong           14,245,732         16,667,506
Metra OY, B.................................................     Finland               284,280          7,585,391

 28
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY (CONT.)
Pacific Dunlop Ltd. ........................................    Australia           18,044,277    $    31,452,465
Pilkington Plc..............................................  United Kingdom        40,000,000         52,244,679
*Saab AB, B.................................................      Sweden             1,254,300         10,390,082
Swire Pacific Ltd., A.......................................    Hong Kong           33,386,500         96,292,298
Swire Pacific Ltd., B.......................................    Hong Kong           24,783,300         11,113,659
Wheelock and Company Ltd. ..................................    Hong Kong           10,000,000          5,258,607
                                                                                                  ---------------
                                                                                                      680,915,600
                                                                                                  ---------------
REAL ESTATE .9%
Hang Lung Development Co. Ltd. .............................    Hong Kong           27,818,000         21,538,739
Hong Kong Land Holdings Ltd. ...............................    Hong Kong           13,093,000         10,736,260
New World Development Co. Ltd. .............................    Hong Kong           17,699,244         19,071,477
Rouse Co. ..................................................  United States          1,732,500         49,809,375
Wereldhave NV...............................................   Netherlands             160,000          9,125,399
                                                                                                  ---------------
                                                                                                      110,281,250
                                                                                                  ---------------
RECREATION & OTHER CONSUMER GOODS
Yue Yuen Industrial (Holdings) Ltd. ........................    Hong Kong            1,677,000          3,029,732
                                                                                                  ---------------
TELECOMMUNICATIONS 4.9%
Bell Atlantic Corp. ........................................  United States          3,100,000        136,787,500
Hong Kong Telecommunications Ltd. ..........................    Hong Kong           41,597,548         73,541,321
PT Indosat TBK, ADR.........................................    Indonesia              544,700          3,268,200
Rostelecom..................................................      Russia            11,958,000          7,294,380
Rostelecom, ADR.............................................      Russia                 7,000             25,375
SK Telecom Co. Ltd., ADR....................................   South Korea           7,484,398         44,906,388
Smartone Telecommunications Holdings Ltd. ..................    Hong Kong           15,000,000         31,551,644
Telecom Argentina Stet-France SA, ADR.......................    Argentina            2,974,700         66,558,913
Telefonica de Argentina SA, B, ADR..........................    Argentina              566,000         12,664,250
Telefonica del Peru SA, B...................................       Peru              8,459,874         11,227,437
Telefonica del Peru SA, B, ADR..............................       Peru              1,083,200         13,946,200
Telefonica SA...............................................      Spain              1,389,200         51,944,847
Telefonos de Mexico SA (Telmex), L..........................      Mexico            14,118,470         25,066,144
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico             2,900,000        103,493,750
                                                                                                  ---------------
                                                                                                      582,276,349
                                                                                                  ---------------
TRANSPORTATION 1.6%
Cathay Pacific Airways Ltd. ................................    Hong Kong           35,082,000         25,578,550
Hitachi Zosen Corp. ........................................      Japan              4,496,000          5,572,633
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom         4,621,630         53,398,830
Singapore Airlines Ltd., fgn. ..............................    Singapore           23,586,900        100,934,932
Stolt Nielsen SA............................................      Norway               463,500          4,866,750
Stolt Nielsen SA, ADR.......................................      Norway               459,000          4,590,000
                                                                                                  ---------------
                                                                                                      194,941,695
                                                                                                  ---------------

                                                                              29
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                 COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS 6.6%
*CEZ AS.....................................................  Czech Republic           186,161    $     3,378,810
CLP Holdings Ltd. ..........................................    Hong Kong           17,999,900         75,723,525
Electrabel SA...............................................     Belgium               154,364         50,291,801
Entergy Corp. ..............................................  United States          3,600,000        103,725,000
Gener SA, ADR...............................................      Chile              1,252,800         16,521,300
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong           41,999,600        124,656,842
Illinova Corp. .............................................  United States          2,900,000         74,856,250
Korea Electric Power Corp. .................................   South Korea           6,273,800         80,832,373
Mosenergo...................................................      Russia           100,000,000          1,500,000
National Grid Group Plc. ...................................  United Kingdom        11,900,000         86,033,339
Potomac Electric Power Co. .................................  United States          4,000,000         98,000,000
Thames Water Group Plc. ....................................  United Kingdom         4,170,833         75,148,892
                                                                                                  ---------------
                                                                                                      790,668,132
                                                                                                  ---------------
WHOLESALE & INTERNATIONAL TRADE
Sime Darby Hongkong Ltd. ...................................    Hong Kong            6,660,000          1,632,943
                                                                                                  ---------------
TOTAL COMMON STOCKS (COST $10,967,607,988)..................                                        9,258,342,904
                                                                                                  ---------------
PREFERRED STOCKS 3.4%
Ballast Nedam NV, ctf., cvt., pfd...........................   Netherlands              92,082          3,562,882
Banco Bradesco SA, pfd. ....................................      Brazil         3,171,500,000         17,785,623
*Banco Bradesco SA, rts., pfd. .............................      Brazil            76,911,803              8,496
Centrais Eletricas Brasileiras SA (Electrobras), B, pfd. ...      Brazil           120,400,000          1,841,448
*Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil             3,759,200         28,747,388
Centrais Geradoras Do Sul Do Brasil SA (Gerasul), ADR,
  pfd. .....................................................      Brazil               350,790          1,773,473
Cia Vale do Rio Doce, pfd. .................................      Brazil               949,560         12,586,571
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil             1,350,400         17,899,771
Fiat SpA, pfd. .............................................      Italy             30,914,350         56,636,842
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil           250,000,000         25,490,696
+++Receipts of Telebras Stock...............................      Brazil           875,600,000         62,123,035
++Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ....      Brazil             1,025,000         72,454,688
*Telecomunicacoes de Minas Gerais Celular SA Telemig, C,
  pfd. .....................................................      Brazil            38,363,000            945,303
Telecomunicacoes de Minas Gerais SA Telemig, B, pfd. .......      Brazil            38,363,000          1,533,021
Usinas Siderurgicas de Minas Gerais SA, pfd. ...............      Brazil             4,188,959         17,440,648
Volkswagen AG, pfd. ........................................     Germany             1,718,960         86,264,792
                                                                                                  ---------------
TOTAL PREFERRED STOCKS (COST $626,056,787)..................                                          407,094,677
                                                                                                  ---------------

 30
TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                                  PRINCIPAL
                                                                 COUNTRY           AMOUNT**            VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS 6.5%
U.S. Treasury Bonds:
  14.00%, 11/15/11..........................................  United States     $   97,000,000    $   153,260,097
  7.875%, 2/15/21...........................................  United States        128,500,000        168,254,816
  6.25%, 8/15/23............................................  United States        155,303,000        172,095,292
U.S. Treasury Notes:
  6.375%, 7/15/99...........................................  United States         78,000,000         78,828,828
  6.00%, 10/15/99...........................................  United States        108,000,000        109,012,608
  6.375%, 1/15/00...........................................  United States         98,000,000         99,684,424
                                                                                                  ---------------
TOTAL BONDS (COST $727,148,534).............................                                          781,136,065
                                                                                                  ---------------
SHORT TERM INVESTMENTS (COST $1,621,608,892) 13.5%
U.S. Treasury Bills, 4.809% to 5.11%, with maturities to
  1/21/99...................................................  United States      1,636,830,000      1,622,674,363
                                                                                                  ---------------
TOTAL INVESTMENTS (COST $13,942,422,201) 100.4%.............                                       12,069,248,009
OTHER ASSETS, LESS LIABILITIES (.4%)........................                                          (44,164,385)
                                                                                                  ---------------
TOTAL NET ASSETS 100.0%.....................................                                      $12,025,083,624
                                                                                                  ---------------
                                                                                                  ---------------

*Non-income producing.
**Securities traded in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at August 31, 1998, were $363,727,562.
++Includes securities of twelve new holding companies deemed received in conjunction with the "split-up" of Telecomunicacoes Brasileiras SA (Telebras). +++Receipts of Telebras stock represent a basket of twelve new holding companies to be received in conjunction with the "split-up" of Telecomunicacoes Brasileiras SA (Telebras).
                       See Notes to Financial Statements.
                                                                              31

TEMPLETON GROWTH FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

Assets:
 Investments in securities, at value (cost
  $13,942,422,201)..........................................  $12,069,248,009
 Receivables:
  Investment securities sold................................        6,564,732
  Capital shares sold.......................................       14,887,373
  Dividends and interest....................................       43,079,342
                                                              ---------------
     Total assets...........................................   12,133,779,456
                                                              ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................       45,702,869
  Capital shares redeemed...................................       47,390,000
  To affiliates.............................................       12,629,800
 Funds advanced by custodian................................          340,423
 Accrued liabilities........................................        2,632,740
                                                              ---------------
     Total liabilities......................................      108,695,832
                                                              ---------------
Net assets, at value........................................  $12,025,083,624
                                                              ---------------
                                                              ---------------
Net assets consist of:
 Undistributed net investment income........................  $   268,936,336
 Net unrealized depreciation................................   (1,873,174,192)
 Accumulated net realized gain..............................    1,445,822,503
 Capital shares.............................................   12,183,498,977
                                                              ---------------
Net assets, at value........................................  $12,025,083,624
                                                              ---------------
                                                              ---------------
CLASS I:
 Net asset value per share ($11,116,564,018 / 662,531,683
   shares outstanding)......................................           $16.78
                                                              ---------------
                                                              ---------------
 Maximum offering price per share ($16.78 / 94.25%).........           $17.80
                                                              ---------------
                                                              ---------------
CLASS II:
 Net asset value per share ($872,218,980 / 52,878,215 shares
   outstanding)*............................................           $16.49
                                                              ---------------
                                                              ---------------
 Maximum offering price per share ($16.49 / 99.00%).........           $16.66
                                                              ---------------
                                                              ---------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($36,300,626 / 2,160,456 shares outstanding).............           $16.80
                                                              ---------------
                                                              ---------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 32

TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

Investment Income:
 (net of foreign taxes of $27,208,792)
 Dividends..................................................    $  312,010,645
 Interest...................................................       200,283,993
                                                                --------------
      Total investment income...............................                         $   512,294,638
Expenses:
 Management fees (Note 3)...................................        86,332,815
 Administrative fees (Note 3)...............................        11,225,977
 Distribution fees (Note 3)
  Class I...................................................        32,554,592
  Class II..................................................         9,490,143
 Transfer agent fees (Note 3)...............................        13,062,513
 Custodian fees.............................................         2,328,928
 Reports to shareholders....................................         3,100,000
 Registration and filing fees...............................         1,432,500
 Professional fees..........................................           157,307
 Directors' fees and expenses...............................           153,000
 Other......................................................           415,491
                                                                --------------
      Total expenses........................................                             160,253,266
                                                                                     ---------------
            Net investment income...........................                             352,041,372
                                                                                     ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,803,793,777
  Foreign currency transactions.............................        (8,898,389)
                                                                --------------
      Net realized gain.....................................                           1,794,895,388
      Net unrealized depreciation on investments............                          (3,948,921,534)
                                                                                     ---------------
Net realized and unrealized loss............................                          (2,154,026,146)
                                                                                     ---------------
Net decrease in net assets resulting from operations........                         $(1,801,984,774)
                                                                                     ---------------
                                                                                     ---------------

                       See Notes to Financial Statements.
                                                                              33

TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1998 AND 1997

                                                                     1998               1997
                                                                ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   352,041,372    $   299,645,065
  Net realized gain from investments and foreign currency
    transactions............................................      1,794,895,388      1,454,846,690
  Net unrealized appreciation (depreciation) on
    investments.............................................     (3,948,921,534)       835,123,789
                                                                ----------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     (1,801,984,774)     2,589,615,544
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................       (309,635,887)      (224,233,853)
   Class II.................................................        (16,109,670)        (6,799,222)
   Advisor Class............................................           (846,245)                --
  Net realized gains:
   Class I..................................................     (1,624,126,003)      (372,774,314)
   Class II.................................................       (109,111,611)       (13,998,148)
   Advisor Class............................................         (4,067,274)                --
 Capital share transactions (Note 2):
   Class I..................................................      2,570,690,896      1,795,361,405
   Class II.................................................        389,245,855        388,966,140
   Advisor Class............................................         17,030,051         27,036,800
                                                                ----------------------------------
    Net increase (decrease) in net assets...................       (888,914,662)     4,183,174,352
Net assets:
 Beginning of year..........................................     12,913,998,286      8,730,823,934
                                                                ----------------------------------
 End of year................................................    $12,025,083,624    $12,913,998,286
                                                                ----------------------------------
                                                                ----------------------------------
Undistributed net investment income included in net assets:
 End of year................................................    $   268,936,336    $   243,486,766
                                                                ----------------------------------
                                                                ----------------------------------

                       See Notes to Financial Statements.
 34

TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth through a flexible policy of investing in the equity and debt securities of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

                                                                              35
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At August 31, 1998, there were 1.8 billion shares authorized ($0.01 par value) of which 1.2 billion, 400 million, and 200 million were designated Class I shares, Class II shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 1998                                    1997
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS I SHARES:
Shares sold.......................................   162,377,765    $ 3,342,332,950          116,375,056    $ 2,413,664,953
Shares issued on reinvestment of distributions....    84,313,094      1,737,946,375           28,725,892        533,837,608
Shares redeemed...................................  (123,878,907)    (2,509,588,429)         (55,979,411)    (1,152,141,156)
                                                    -----------------------------------------------------------------------
Net increase......................................   122,811,952    $ 2,570,690,896           89,121,537    $ 1,795,361,405
                                                    -----------------------------------------------------------------------
                                                    -----------------------------------------------------------------------

 36
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                                               YEAR ENDED AUGUST 31,
                                                           --------------------------------------------------------------
                                                                      1998                                1997
                                                           --------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           --------------------------------------------------------------
CLASS II SHARES:
Shares sold..............................................  21,887,098    $ 446,684,900         19,727,633    $406,674,814
Shares issued on reinvestment of distributions...........   5,371,460      109,391,107            977,215      18,004,847
Shares redeemed..........................................  (8,429,791)    (166,830,152)        (1,736,615)    (35,713,521)
                                                           --------------------------------------------------------------
Net increase.............................................  18,828,767    $ 389,245,855         18,968,233    $388,966,140
                                                           --------------------------------------------------------------
                                                           --------------------------------------------------------------

                                                                               YEAR ENDED AUGUST 31,
                                                           --------------------------------------------------------------
                                                                      1998                               1997*
                                                           --------------------------------------------------------------
                                                             SHARES         AMOUNT               SHARES         AMOUNT
                                                           --------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..............................................   1,306,769    $  26,289,488          1,386,033    $ 28,617,159
Shares issued on reinvestment of distributions...........     235,380        4,848,120                 --              --
Shares redeemed..........................................    (694,766)     (14,107,557)           (72,960)     (1,580,359)
                                                           --------------------------------------------------------------
Net increase.............................................     847,383    $  17,030,051          1,313,073    $ 27,036,800
                                                           --------------------------------------------------------------
                                                           --------------------------------------------------------------

*Effective date of Advisor Class share was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

                                                                              37
TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1998, there were no unreimbursed costs. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $4,661,855 and $474,453, respectively.

Legal fees of $96,132 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At August 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $13,945,283,035 was as follows:

Unrealized appreciation....................................  $   826,462,684
Unrealized depreciation....................................   (2,702,497,710)
                                                             ---------------
Net unrealized depreciation................................  $(1,876,035,026)
                                                             ---------------
                                                             ---------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1998 aggregated $7,140,301,074 and $5,590,440,851, respectively.

 38

TEMPLETON GROWTH FUND, INC.
Independent Auditor's Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
TEMPLETON GROWTH FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Growth Fund, Inc. as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Growth Fund, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                           [McGladrey & Pullen, LLP]

New York, New York
September 29, 1998

                                                                              39

TEMPLETON GROWTH FUND, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates the following amounts as capital gain dividends for the fiscal year ended August 31, 1998:

28% Rate Gain..............................................    $  116,868,640
20% Rate Gain..............................................     1,405,957,643
                                                               --------------
Total......................................................    $1,522,826,283
                                                               ==============

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 12.44% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1998.

 40




PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus of Templeton Growth Fund, Inc. which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                        [LOGO] Printed on recycled paper


101 A98 10/98




                                                                       EXHIBIT D


SEMI ANNUAL REPORT

[GRAPHIC]
                                                               February 28, 1999

TEMPLETON GROWTH FUND, INC.

[LOGO FRANKLIN TEMPLETON]


                        [LOGO CELEBRATING OVER 50 YEARS]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


[PHOTO OF MARK G. HOLOWESKO, CFA]

MARK G. HOLOWESKO, CFA
Portfolio Manager
Templeton Growth Fund


Mark G. Holowesko is president and portfolio manager of Templeton Growth Fund and several other Templeton funds. He joined the Templeton organization in 1985 in Nassau, Bahamas, and serves as chief investment officer of equity research worldwide, as well as an officer and director of Templeton Worldwide Inc. Mr. Holowesko received a B.A. in economics from Holy Cross College and an M.B.A. from Babson College. He is a Chartered Financial Analyst and a former director of the International Society of Financial Analysts.



SHAREHOLDER LETTER

Your Fund's Goal: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies located anywhere in the world, including emerging markets.

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Growth Fund, which covers the six months ended February 28, 1999. During this time, relatively low interest rates, benign inflation and increasing productivity contributed to a rise in many global equity markets, and on February 28, 1999, the Morgan Stanley Capital International(R) (MSCI) World Index was 22.77% higher than on September 1, 1998.(1) Within this environment, the Fund's Class A shares provided an 11.09% six-month cumulative total return, as shown in the Performance Summary on page 8.

CONTENTS

Shareholder Letter .............  1

Performance Summary ............  7

Financial Highlights &
Statement of Investments ....... 10

Financial Statements ........... 22

Notes to Financial
Statements ..................... 25


[FUND CATEGORY PYRAMID]


Global
Growth
Growth & Income
Income
Tax-Free Income


(1). Source: Standard & Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,500 securities in 23 countries, and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 14 of this report.




GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/99

[THIS CHART SHOWS IN BAR CHART FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON GROWTH FUND'S PORTFOLIO HOLDINGS ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

European Stocks                              32.7%
North American Stocks                        30.5%
Asian Stocks                                 16.2%
Latin American Stocks                         8.0%
Australian & New Zealand Stocks               4.0%
Mid-East/African Stocks                       1.0%
Fixed-Income Securities                       6.0%
Short-Term Investments & Other Net Assets     1.6%

The underperformance of the Fund relative to the index was largely due to our value-oriented investment philosophy, which involves purchasing securities we consider undervalued and holding them until their value is recognized by the market. During the period under review, "growth" investors seemed to ignore fundamental values, as share prices were pushed to record levels in a momentum-driven market. At the end of the reporting period, the MSCI World Index was trading at 29.8 times earnings, 14.7 times cash earnings and 3.55 times book value. Globally, the most expensive stocks, as measured by price-to-earnings (P/E) ratios, outperformed the least expensive by 2.8 times. In North America, the ratio was 5.7 times, and in Europe, 4.1 times.(2)

ASIA

Improving economic conditions in many Asian countries drove up stock prices there and, although they remained below their collective peak, Far East markets, as measured by the Morgan Stanley Capital International(R) (MSCI) Far East Index, rose 24% on average during the reporting period.(3) The best performing Asian equity market was Korea's, which rose 91.8% in U.S. dollar terms.(4)

On February 28, 1999, Hong Kong represented the Fund's largest country weighting in Asia. In our opinion, the long-term impact of the region's financial problems on many quality companies has been over-estimated. For example, shares of HSBC Holdings PLC, a bank and financial organization with subsidiaries in Asia, Europe, the U.S. and the Middle East, were selling at a discount to those of other international banks on a price-to-book-value basis as of February 28, 1999.



(2). Source: MSCI. Ratios calculated on a cap weighted basis.

(3). Source: Standard & Poor's Micropal. The unmanaged MSCI Far East Index includes approximately 400 companies representing the stock markets of Hong Kong, Japan and Singapore. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(4). Source: Bloomberg.




EUROPE

Events culminating in the euro's successful introduction on January 1, 1999, helped boost many European equity markets, and the Morgan Stanley Capital International(R) All Country (MSCI AC) Europe Index rose 10.84% from September 1, 1998 to February 28, 1999.(5) In mainland Europe, we bought additional shares of UPM-Kymmene Corp., one of the world's largest forest product companies. Despite a management team which, in our opinion, is excellent, its shares were trading at a single-digit P/E ratio and at a discount to the company's peer group. We also took advantage of opportunities to buy shares of several European energy and chemical companies, many of which are consolidating in efforts to enhance value. And in the United Kingdom, we initiated a position in British Airways PLC, an international and domestic passenger airline, which we believe could benefit from higher operating margins resulting from improved cost efficiencies and lower fuel prices.

LATIN AMERICA

Although Latin American companies saw a record number of mergers, equity markets in the region posted mixed results during the reporting period. Mexico's market rose 44.4%, Argentina's 7.2%, and Brazil's, where the lack of a strong international financial policy kept the equity market under pressure, declined 21.4%.(6) As of February 28, 1999, our Brazilian holdings included shares of several Telebras subsidiaries which we believed were undervalued. The portfolio also included a position in Telmex, a provider of local and international telephone services in Mexico. In spite of increased competition arising from the deregulation of the Mexican telephone market, Telmex experienced only modest market-share loss during the six months under review.

  TOP 10 EQUITY HOLDINGS
  2/28/99

[THIS CHART SHOWS IN TABLE FORMAT THE TOP 10 EQUITY HOLDING OF TEMPLETON GROWTH FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

  NAME,                                         % OF TOTAL
  INDUSTRY, COUNTRY                             NET ASSETS
--------------------------------------------------------------
  HSBC Holdings PLC
  Banking, Hong Kong*                              2.3%

  General Motors Corp.
  Automobiles, U.S.                                1.9%

  Koninklijke Philips Electronics NV
  Electrical & Electronics,
  Netherlands                                      1.9%

  Boeing Co.
  Aerospace & Military
  Technology, U.S.                                 1.8%

  Telefonos de Mexico SA
  (Telmex), L, ADR
  Telecommunications, Mexico                       1.6%

  YPF Sociedad Anonima, ADR
  Energy Sources, Argentina                        1.5%

  Cheung Kong Holdings Ltd.
  Multi-Industry, Hong Kong*                       1.4%

  Ford Motor Co.
  Automobiles, U.S.                                1.4%

  National Australia Bank Ltd.
  Banking, Australia                               1.4%

  American Stores Co.
  Merchandising, U.S.                              1.4%

* Hong Kong reverted to the sovereignty of China on July 1, 1997.

(5). Source: Standard & Poor's Micropal. The unmanaged MSCI AC Europe Index measures the weighted average performance, in U.S. dollars, of about 60% of the market capitalization listed on European stock exchanges (approximately 700 securities). It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

UNITED STATES

During the reporting period, the U.S. economy performed extremely well. Money flowing to the perceived safety of the U.S. market, and frenzied purchasing of Internet-related stocks pushed many prices to record levels, with the S&P 500(R) Index rising from 994.24 on September 1, 1998 to 1,238.33 on February 28, 1999.
(7)

However, declines in share prices of cyclical and commodity related companies, as well as underperformance of the average stock relative to more popular blue chip stocks, enabled us to discover some stocks we considered bargains in the U.S. We took advantage of weakness in the energy sources sector by adding positions in Burlington Resources Inc., Occidental Petroleum Corp., and Valero Energy Corp. As of February 28, 1999, automobiles, aerospace and military technology, energy sources, and forest product and paper companies comprised the Fund's main U.S. holdings. General Motors Corp., one of the top holdings, has been experiencing favorable cost and margin trends, and we believe its North American operations could begin to show a turnaround. Boeing Co., the world's leading commercial aircraft manufacturer, has been focusing on profitability, reducing costs and reexamining its manufacturing process. Its share price, in our opinion, does not reflect the possibility of replacement demand for American commercial aircraft, increased defense spending, or a resurgence of Asian orders.


  TOP 10 COUNTRIES
  REPRESENTED IN THE FUND*
  Equity Investments
  (92.4% of Total Net Assets)
  2/28/99

                       % OF TOTAL
  COUNTRY              NET ASSETS
  -------------------------------
  United States          27.6%

  United Kingdom         11.7%

  Hong Kong**            10.8%

  Netherlands             4.6%

  Sweden                  4.4%

  Australia               3.8%

  Germany                 3.4%

  Argentina               2.7%

  France                  2.7%

  Mexico                  2.6%

* Does not include fixed-income securities and short-term investments and other net assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.

(6). Source: Bloomberg.
(7). Source: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.


Looking forward, we are optimistic about the Fund's prospects, and remain confident in our value style of investing. It has rewarded shareholders with long-term results in the past, and we firmly believe it would be wrong to change our style now.

This discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

Please remember, there are special risks associated with global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks, in addition to those associated with the relatively small size and lesser liquidity of those markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered six declines of more than 20% during that time.(8) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These risks and considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Growth Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,


/s/ Mark G. Holowesko
---------------------------
Mark G. Holowesko, CFA
President
Templeton Growth Fund, Inc.


(8). Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.


PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

CLASS A                          CHANGE        2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.65        $16.13   $16.78

                              Distributions
                              -------------
Dividend Income                 $0.4050
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.4400

Class B                          Change        2/28/99  1/1/99
---------------------------------------------------------------
Net Asset Value                 - $0.25        $16.12   $16.37

Class C                          Change        2/28/99  8/31/98
---------------------------------------------------------------
Net Asset Value                 - $0.63        $15.86   $16.49

                              Distributions
                              -------------
Dividend Income                 $0.3104
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.3454

Advisor Class                    Change         2/28/99  8/31/98
----------------------------------------------------------------
Net Asset Value                 - $0.65         $16.15   $16.80

                             Distributions
                             -------------
Dividend Income                 $0.4398
Long-Term Capital Gain          $1.6950
Short-Term Capital Gain         $0.3400
      TOTAL                     $2.4748

CLASS A (formerly Class I):
Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:
No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

Templeton Growth Fund paid distributions derived from long-term capital gains of $1.6950 per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).

Past performance is not predictive of future results.


(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5). On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total return of Advisor Class shares were 13.21% and 5.92% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

PERFORMANCE

                                                                         INCEPTION
CLASS A               6-MONTH      1-YEAR       5-YEAR       10-YEAR    (11/29/54)
-----------------------------------------------------------------------------------
Cumulative
Total Return (1)       11.09%      -9.07%       58.02%       216.04%    37,541.64%

Average Annual
Total Return (2)        4.73%     -14.29%        8.29%        11.54%        14.19%

Value of $10,000
Investment (3)       $10,473      $8,571      $14,890       $29,794    $3,547,753

                     2/28/95     2/28/96      2/28/97       2/28/98      2/28/99
                     -----------------------------------------------------------
One-Year
Total Return (4)      0.10%       21.90%       19.75%        18.93%      -9.07%

                                                    INCEPTION
CLASS B                                              (1/1/99)
--------------------------------------------------------------
Cumulative Total Return (1)                          - 1.53%
Aggregate Total Return (2)                           - 5.47%
Value of $10,000 Investment (3)                      $9,453

                                                                     INCEPTION
CLASS C                      6-MONTH      1-YEAR        3-YEAR        (5/1/95)
-------------------------------------------------------------------------------
Cumulative
Total Return (1)              10.79%     - 9.69%        26.61%        45.47%
Average Annual
Total Return (2)               8.71%    - 11.35%         7.82%         9.98%
Value of $10,000
Investment (3)              $10,871      $8,865       $12,535       $14,402

                                        2/28/97       2/28/98       2/28/99
                                        -----------------------------------
One-Year
Total Return (4)                         18.77%       18.05%        - 9.69%

                                                                                   INCEPTION
ADVISOR CLASS (5)               6-MONTH       1-YEAR     5-YEAR       10-YEAR      (11/29/54)
---------------------------------------------------------------------------------------------
Cumulative
Total Return (1)                 11.31%       - 8.82%    58.85%       217.70%      37,739.14%
Average Annual
Total Return (2)                 11.31%       - 8.82%     9.70%        12.25%          14.36%
Value of $10,000
Investment (3)                 $11,131        $9,118   $15,885       $31,770      $3,783,914

                               2/28/95       2/28/96   2/28/97       2/28/98        2/28/99
                               ------------------------------------------------------------
One-Year
Total Return (4)                0.10%         21.90%   19.75%         19.24%        - 8.82%

Past performance is not predictive of future results.


TEMPLETON GROWTH FUND

CLASS A


If you had invested $10,000 in Templeton Growth Fund - Class A at inception, it would have been worth more than $3.5 million on February 28, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on November 29, 1954 (inception), with income dividends and capital gains reinvested as shown through February 28, 1999.*



                           $3,547,753
                           Total value of investment
                           2/28/99


                                    [GRAPH]

[THE FOLLOWING CHART SHOWS IN GRAPH FORMAT THE CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT IN THE FUND ON NOVEMBER 29, 1954 (INCEPTION) AS OF FEBRUARY 28, 1999.]



                PRINCIPAL      INCOME      PRINCIPAL +     CAP GAINS     PRINCIPAL +      TOTAL VALUE
                                            DIVIDENDS                     CAP GAINS

      11/29/54    $9,425         $0           $9,425           $0          $9,425           $9,425
      12/31/54    $9,576         $0           $9,576           $0          $9,576           $9,576
      12/31/55   $10,250         $0          $10,250           $0          $10,250          $10,250
      12/31/56   $10,726         $0          $10,726           $0          $10,726          $10,726
      12/31/57    $8,911         $0           $8,911           $0          $8,911           $8,911
      12/31/58   $13,261         $0          $13,261           $0          $13,261          $13,261
      12/31/59   $15,118         $0          $15,118           $0          $15,118          $15,118
      12/31/60   $17,210         $0          $17,210           $0          $17,210          $17,210
      12/31/61   $20,358         $0          $20,358           $0          $20,358          $20,358
      12/31/62   $17,606         $0          $17,606           $0          $17,606          $17,606
      12/31/63   $18,511         $0          $18,511           $0          $18,511          $18,511
      12/31/64   $23,506        $296         $23,802           $0          $23,506          $23,802
      12/31/65   $28,313        $760         $29,073           $0          $28,313          $29,073
      12/31/66   $26,484       $1,048        $27,532           $0          $26,484          $27,532
      12/31/67   $29,632       $1,682        $31,314           $0          $29,632          $31,314
      12/31/68   $40,283       $2,857        $43,140           $0          $40,283          $43,140
      12/31/69   $47,446       $4,176        $51,622           $0          $47,446          $51,622
      12/31/70   $43,676       $4,622        $48,298           $0          $43,676          $48,298
      12/31/71   $51,555       $6,320        $57,875         $1,013        $52,568          $58,888
      12/31/72   $84,354       $11,271       $95,625         $3,637        $87,991          $99,262
      12/31/73   $69,085       $9,801        $78,886        $10,529        $79,614          $89,415
      12/31/74   $58,719       $9,469        $68,188        $10,435        $69,154          $78,623
      12/31/75   $79,077       $14,655       $93,732        $14,451        $93,528         $108,183
      12/31/76   $113,384      $22,907       $136,291       $22,456       $135,840         $158,747
      12/31/77   $126,955      $28,103       $155,058       $36,033       $162,988         $191,091
      12/31/78   $149,482      $35,006       $184,488       $43,311       $192,793         $227,799
      12/31/79   $184,071      $47,071       $231,142       $57,794       $241,865         $288,936
      12/31/80   $214,609      $61,327       $275,936       $87,798       $302,407         $363,734
      12/31/81   $210,086      $66,829       $276,915       $85,947       $296,033         $362,862
      12/31/82   $213,478      $80,038       $293,516       $108,561      $322,039         $402,077
      12/31/83   $278,228     $114,668       $392,896       $141,489      $419,717         $534,385
      12/31/84   $269,463     $122,307       $391,770       $154,204      $423,667         $545,974
      12/31/85   $321,206     $161,412       $482,618       $215,055      $536,261         $697,673
      12/31/86   $363,902     $208,249       $572,151       $273,680      $637,582         $845,831
      12/31/87   $331,668     $219,095       $550,763       $321,336      $653,004         $872,099
      12/31/88   $388,784     $293,580       $682,364       $395,521      $784,305        $1,077,885
      12/31/89   $445,618     $385,960       $831,578       $489,482      $935,100        $1,321,060
      12/31/90   $370,405     $367,034       $737,439       $463,998      $834,403        $1,201,437
      12/31/91   $436,286     $476,190       $912,476       $665,363     $1,101,649       $1,577,839
      12/31/92   $406,597     $482,422       $889,019       $755,314     $1,161,911       $1,644,333
      12/31/93   $498,209     $623,674      $1,121,883     $1,060,095    $1,558,304       $2,181,978
      12/31/94   $458,906     $610,067      $1,068,973     $1,130,853    $1,589,759       $2,199,826
      12/31/95   $490,575     $713,327      $1,203,902     $1,432,193    $1,922,768       $2,636,095
      12/31/96   $552,497     $881,788      $1,434,285     $1,743,583    $2,296,080       $3,177,868
      12/31/97   $548,540     $961,807      $1,510,347     $2,181,732    $2,730,272       $3,692,079
      12/31/98   $462,866     $892,107      $1,354,973     $2,245,565    $2,708,431       $3,600,538
       2/28/99   $456,082     $879,028      $1,335,110     $2,212,643    $2,668,725       $3,547,753


Total Value of Investment with Capital Gains and Dividends Reinvested

Value of Investment with Capital Gains Reinvested

Value of Investment with Dividends Reinvested




* Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.
Past performance is not predictive of future results.



TEMPLETON GROWTH FUND, INC.
Financial Highlights

                                                                               CLASS A
                                         ------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1999   ----------------------------------------------------------------
                                            (UNAUDITED)         1998          1997          1996         1995         1994
                                         ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period...          $16.78           $22.47        $18.75       $18.96       $18.95       $17.47
                                         ------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income.................             .15              .50           .54          .50          .39          .29
 Net realized and unrealized gains
   (losses)............................            1.64            (2.76)         4.48         1.34         1.20         2.58
                                         ------------------------------------------------------------------------------------
Total from investment operations.......            1.79            (2.26)         5.02         1.84         1.59         2.87
                                         ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income.................            (.41)            (.55)         (.49)        (.44)        (.29)        (.27)
 Net realized gains....................           (2.03)           (2.88)         (.81)       (1.61)       (1.29)       (1.12)
                                         ------------------------------------------------------------------------------------
Total distributions....................           (2.44)           (3.43)        (1.30)       (2.05)       (1.58)       (1.39)
                                         ------------------------------------------------------------------------------------
Net asset value, end of period.........          $16.13           $16.78        $22.47       $18.75       $18.96       $18.95
                                         ------------------------------------------------------------------------------------
                                         ------------------------------------------------------------------------------------
Total Return*..........................          11.09%         (12.61)%        28.28%       10.85%        9.51%       17.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......     $11,710,624      $11,116,564   $12,129,283   $8,450,737   $6,964,298   $5,611,560
Ratios to average net assets:
 Expenses..............................           1.12%**          1.08%         1.08%        1.09%        1.12%        1.10%
 Net investment income.................           1.77%**          2.53%         2.81%        2.87%        2.40%        1.76%
Portfolio turnover rate................          11.77%           48.23%        41.81%       19.63%       35.21%       27.35%

*Total return does not reflect sales commissions and is not annualized. **Annualized.


TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                       CLASS B
                                                                  -----------------
                                                                    PERIOD ENDED
                                                                  FEBRUARY 28, 1999
                                                                    (UNAUDITED)+
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................           $16.37
                                                                  -----------------
Income from investment operations:
 Net investment income......................................               --
 Net realized and unrealized losses.........................             (.25)
                                                                  -----------------
Total from investment operations............................             (.25)
                                                                  -----------------
Net asset value, end of period..............................           $16.12
                                                                  -----------------
                                                                  -----------------
Total Return*...............................................          (1.53)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $2,892
Ratios to average net assets:
 Expenses...................................................            1.94%**
 Net investment income......................................             .07%**
Portfolio turnover rate.....................................           11.77%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to February 28, 1999.



TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                                     CLASS C
                                                     ------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                                     FEBRUARY 28, 1999      -------------------------------------------------
                                                        (UNAUDITED)           1998          1997          1996         1995+
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...........            $16.49             $22.18        $18.57        $18.90       $17.48
                                                     ------------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................               .10                .38           .42           .49          .04
 Net realized and unrealized gains (losses)....              1.61              (2.77)         4.39          1.19         1.38
                                                     ------------------------------------------------------------------------
Total from investment operations...............              1.71              (2.39)         4.81          1.68         1.42
                                                     ------------------------------------------------------------------------
Less distributions from:
 Net investment income.........................              (.31)              (.42)         (.39)         (.40)          --
 Net realized gains............................             (2.03)             (2.88)         (.81)        (1.61)          --
                                                     ------------------------------------------------------------------------
Total distributions............................             (2.34)             (3.30)        (1.20)        (2.01)          --
                                                     ------------------------------------------------------------------------
Net asset value, end of period.................            $15.86             $16.49        $22.18        $18.57       $18.90
                                                     ------------------------------------------------------------------------
                                                     ------------------------------------------------------------------------
Total Return*..................................            10.79%           (13.32)%        27.30%         9.99%        8.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............          $879,765           $872,219      $755,184      $280,087      $42,548
Ratios to average net assets:
 Expenses......................................             1.87%**            1.83%         1.84%         1.87%        1.86%**
 Net investment income.........................             1.03%**            1.79%         2.14%         2.25%        1.61%**
Portfolio turnover rate........................            11.77%             48.23%        41.81%        19.63%       35.21%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.


TEMPLETON GROWTH FUND, INC.
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                  ---------------------------------------------
                                                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                                                  FEBRUARY 28, 1999      ----------------------
                                                                     (UNAUDITED)           1998          1997+
                                                                  ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................            $16.80             $22.49       $19.37
                                                                  ---------------------------------------------
Income from investment operations:
 Net investment income......................................               .16                .56          .37
 Net realized and unrealized gains (losses).................              1.66              (2.78)        2.75
                                                                  ---------------------------------------------
Total from investment operations............................              1.82              (2.22)        3.12
                                                                  ---------------------------------------------
Less distributions from:
 Net investment income......................................             (.44)               (.59)          --
 Net realized gains.........................................             (2.03)             (2.88)          --
                                                                  ---------------------------------------------
Total distributions.........................................             (2.47)             (3.47)          --
                                                                  ---------------------------------------------
Net asset value, end of period..............................            $16.15             $16.80       $22.49
                                                                  ---------------------------------------------
                                                                  ---------------------------------------------
Total Return*...............................................            11.31%           (12.41)%        16.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $41,208            $36,301       $29,531
Ratios to average net assets:
 Expenses...................................................              .87%**             .83%         .83%**
 Net investment income......................................             2.01%**            2.81%        3.68%**
Portfolio turnover rate.....................................            11.77%             48.23%       41.81%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.



TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS 89.5%
AEROSPACE & MILITARY TECHNOLOGY 4.1%
Boeing Co. .................................................  United States         6,411,000     $   227,991,188
*General Motors Corp., H....................................  United States         2,031,300          95,851,969
Raytheon Co., A.............................................  United States         2,147,015         113,523,418
Rolls-Royce PLC.............................................  United Kingdom       18,575,804          81,240,500
                                                                                                  ---------------
                                                                                                      518,607,075
                                                                                                  ---------------
APPLIANCES & HOUSEHOLD DURABLES 1.2%
Sony Corp...................................................      Japan             1,856,700         140,523,944
Toro Co. ...................................................  United States           550,000          16,431,250
                                                                                                  ---------------
                                                                                                      156,955,194
                                                                                                  ---------------
AUTOMOBILES 5.3%
Autoliv Inc., SDR...........................................      Sweden            1,201,152          45,379,138
Bayerische Motorenwerke AG BMW..............................     Germany               72,645          52,792,129
Fiat SpA, di Risp...........................................      Italy               390,260             632,761
Ford Motor Co. .............................................  United States         3,016,600         178,922,088
General Motors Corp. .......................................  United States         2,944,500         243,105,281
Volkswagen AG...............................................     Germany              368,350          24,119,960
Volvo AB, B.................................................      Sweden            4,741,000         123,176,733
                                                                                                  ---------------
                                                                                                      668,128,090
                                                                                                  ---------------
BANKING 5.9%
Australia & New Zealand Banking Group Ltd. .................    Australia          14,055,105          90,765,935
Banco Popular Espanol SA....................................      Spain               255,500          17,123,086
*Bangkok Bank Public Co. Ltd., fgn. ........................     Thailand           3,391,200           5,724,695
Deutsche Bank AG, Br. ......................................     Germany            1,469,399          76,458,107
Development Bank of Singapore Ltd., fgn. ...................    Singapore           1,795,500          13,033,537
Guoco Group Ltd. ...........................................    Hong Kong          19,237,000          29,794,973
HSBC Holdings PLC...........................................    Hong Kong          10,238,141         288,072,632
National Australia Bank Ltd. ...............................    Australia          10,723,122         178,780,846
National Australia Capital Securities PLC...................    Australia           1,215,253          36,837,357
Unibanco Uniao de Bancos Brasileiros SA, GDR................      Brazil              773,440          10,441,440
                                                                                                  ---------------
                                                                                                      747,032,608
                                                                                                  ---------------
BROADCASTING & PUBLISHING .2%
South China Morning Post Holdings, Ltd. ....................    Hong Kong          30,911,000          13,265,667
South China Morning Post Holdings, Ltd., 144A...............    Hong Kong           8,976,000           3,852,112
                                                                                                  ---------------
                                                                                                       17,117,779
                                                                                                  ---------------
BUILDING MATERIALS & COMPONENTS 1.4%
Caradon PLC.................................................  United Kingdom        5,154,667          12,716,970
Cemex SA....................................................      Mexico            4,814,087          13,806,347
Cemex SA, A, ADR............................................      Mexico               22,092             126,716
Cemex SA, B.................................................      Mexico            4,694,000          14,452,145
Cemex SA, B, ADR............................................      Mexico              777,000           4,784,540


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
+Hepworth PLC...............................................  United Kingdom       16,767,410     $    41,232,217
+Owens Corning..............................................  United States         2,893,300          92,043,106
                                                                                                  ---------------
                                                                                                      179,162,041
                                                                                                  ---------------
BUSINESS & PUBLIC SERVICES 1.2%
*Humana Inc. ...............................................  United States         8,335,200         145,866,000
                                                                                                  ---------------
CHEMICALS 4.7%
Akzo Nobel NV...............................................   Netherlands          2,622,200          99,453,329
BASF AG.....................................................     Germany            2,671,000          91,774,850
Bayer AG, Br. ..............................................     Germany              904,100          31,759,372
Cookson Group PLC...........................................  United Kingdom       24,025,284          62,158,908
DSM NV, Br. ................................................   Netherlands          1,273,290         110,423,086
Eastman Chemical Co. .......................................  United States         1,100,000          51,906,250
European Vinyls Corporation Evc International NV............   Netherlands            388,433           2,281,263
Imperial Chemical Industries PLC............................  United Kingdom        1,621,988          14,109,440
+Lyondell Chemical Co. .....................................  United States         5,068,600          67,792,525
Rhone-Poulenc SA, A.........................................      France            1,400,000          64,163,785
                                                                                                  ---------------
                                                                                                      595,822,808
                                                                                                  ---------------
CONSTRUCTION & HOUSING
Hollandsche Beton Groep NV..................................   Netherlands            544,171           5,197,088
                                                                                                  ---------------
ELECTRICAL & ELECTRONICS 6.4%
ABB AB, A...................................................      Sweden           12,973,000         147,510,576
Alcatel SA..................................................      France              900,000          96,821,999
Fuji Photo Film Co. Ltd. ...................................      Japan             1,267,000          46,558,112
General Electric Co. PLC....................................  United Kingdom       18,500,000         148,925,859
Koninklijke Philips Electronics NV..........................   Netherlands          3,371,830         235,041,665
Motorola Inc. ..............................................  United States         1,967,600         138,223,900
                                                                                                  ---------------
                                                                                                      813,082,111
                                                                                                  ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS .1%
BICC PLC....................................................  United Kingdom        8,340,220          11,958,119
                                                                                                  ---------------
ENERGY EQUIPMENT & SERVICES .2%
Baker Hughes Inc. ..........................................  United States         1,503,000          27,054,000
                                                                                                  ---------------
ENERGY SOURCES 8.3%
Amerada Hess Corp. .........................................  United States         2,108,000          95,650,500
*Barrett Resources Corp. ...................................  United States         1,100,000          18,081,250
Burlington Resources Inc. ..................................  United States         2,700,000          87,412,500
Norsk Hydro AS..............................................      Norway            3,551,577         120,457,074
Occidental Petroleum Corp. .................................  United States         6,000,000          90,375,000
Perez Companc SA, B.........................................    Argentina           6,863,400          27,945,216
*Ranger Oil Ltd. ...........................................      Canada            2,810,900           7,905,656
*Renaissance Energy Ltd. ...................................      Canada            5,250,000          46,257,039
Repsol SA...................................................      Spain             1,029,700          54,144,168



TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Saga Petroleum AS...........................................      Norway            3,754,160     $    31,535,608
Shell Transport & Trading Co. PLC...........................  United Kingdom       19,784,000         110,294,960
Shell Transport & Trading Co. PLC, Reg D....................  United Kingdom           36,000           1,208,250
Societe Elf Aquitaine SA....................................      France            1,030,000         107,415,336
+Valero Energy Corp., new...................................  United States         2,907,700          51,066,481
YPF Sociedad Anonima........................................    Argentina           1,400,000          40,756,303
YPF Sociedad Anonima, ADR...................................    Argentina           5,282,800         153,201,200
                                                                                                  ---------------
                                                                                                    1,043,706,541
                                                                                                  ---------------
FINANCIAL SERVICES 1.3%
Lend Lease Corp. Ltd. ......................................    Australia           3,029,190          37,619,408
Merrill Lynch & Co. Inc. ...................................  United States         1,580,300         121,288,025
                                                                                                  ---------------
                                                                                                      158,907,433
                                                                                                  ---------------
FOOD & HOUSEHOLD PRODUCTS 2.3%
Archer-Daniels Midland Co. .................................  United States         9,232,794         139,646,007
Hillsdown Holdings PLC......................................  United Kingdom       10,211,538          11,451,214
Panamerican Beverages Inc., A...............................      Mexico            1,216,400          19,234,325
Tate & Lyle PLC.............................................  United Kingdom       13,600,000          98,587,037
*Terranova Foods PLC........................................  United Kingdom        3,325,382           4,368,353
Vitro SA de CV, A...........................................      Mexico            6,090,720           9,201,851
Vitro SA de CV, ADR.........................................      Mexico              962,440           4,330,980
                                                                                                  ---------------
                                                                                                      286,819,767
                                                                                                  ---------------
FOREST PRODUCTS & PAPER 6.5%
Aracruz Celulose SA, ADR....................................      Brazil            2,338,900          30,113,338
Assidomaen AB...............................................      Sweden            1,198,100          21,826,250
+Boise Cascade Corp. .......................................  United States         3,082,600          95,753,263
Bowater Inc. ...............................................  United States         2,145,000          90,358,125
Carter Holt Harvey Ltd. ....................................   New Zealand         21,502,738          19,721,803
Champion International Corp. ...............................  United States         1,000,000          37,000,000
Fletcher Challenge Paper Ltd. ..............................   New Zealand         18,802,836          13,008,047
International Paper Co. ....................................  United States         3,400,000         142,800,000
Metsa Serla OY, B...........................................     Finland            2,611,000          18,085,965
Mitsubishi Paper Mills Ltd. ................................      Japan             3,946,000           6,584,981
Mo Och Domsjoe AB, B........................................      Sweden            2,950,000          77,365,815
Norske Skogindustrier AS, A.................................      Norway              994,000          29,569,507
Sappi Ltd. .................................................   South Africa         2,730,600           9,741,123
St. Joe Co. ................................................  United States           661,800          14,270,063
*Stora Enso OY, A...........................................     Finland               98,700             877,622
*Stora Enso OY, A, fgn. ....................................     Finland              718,823           6,108,106
Stora Enso OY, R............................................     Finland            4,973,575          44,224,115
*Stora Enso OY, R, fgn. ....................................     Finland            4,361,145          38,657,906
Svenska Cellulosa AB, B.....................................      Sweden              287,244           5,742,070
UPM-Kymmene Corp. ..........................................     Finland            4,801,840         124,664,928
                                                                                                  ---------------
                                                                                                      826,473,027
                                                                                                  ---------------


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
INDUSTRIAL COMPONENTS 1.9%
Goodyear Tire & Rubber Co. .................................  United States         1,722,600     $    79,670,250
Michelin SA, B..............................................      France              715,491          31,888,616
*RTI International Metals Inc. .............................  United States           462,700           4,916,188
Sandvik AB, A...............................................      Sweden              130,100           2,497,335
Sandvik AB, B...............................................      Sweden            3,656,000          70,178,750
SKF AB, A...................................................      Sweden            1,002,995          13,305,411
SKF AB, B...................................................      Sweden            2,480,374          34,268,525
                                                                                                  ---------------
                                                                                                      236,725,075
                                                                                                  ---------------
INSURANCE 2.3%
Ace Ltd. ...................................................     Bermuda            2,000,000          54,500,000
American General Corp. .....................................  United States         1,100,000          80,575,000
American International Group Inc. ..........................  United States           137,813          15,702,012
Partnerre Ltd. .............................................     Bermuda              739,400          31,979,050
+W R Berkeley Corp. ........................................  United States         1,690,650          48,394,856
XL Capital Ltd., A..........................................     Bermuda            1,000,000          61,250,000
                                                                                                  ---------------
                                                                                                      292,400,918
                                                                                                  ---------------
LEISURE & TOURISM .5%
Rank Group PLC..............................................  United Kingdom        6,565,891          24,981,563
Shangri-La Asia Ltd. .......................................    Hong Kong          48,233,000          34,551,083
                                                                                                  ---------------
                                                                                                       59,532,646
                                                                                                  ---------------
MACHINERY & ENGINEERING 1.6%
+Agco Corp. ................................................  United States         5,739,500          37,665,469
BTR Siebe PLC...............................................  United Kingdom       25,067,656         105,817,298
New Holland NV..............................................   Netherlands          1,600,000          15,900,000
Valmet (OY).................................................     Finland            2,000,000          20,857,347
Vickers Group PLC...........................................  United Kingdom        8,396,988          19,908,913
                                                                                                  ---------------
                                                                                                      200,149,027
                                                                                                  ---------------
MERCHANDISING 4.6%
American Stores Co. ........................................  United States         5,157,600         174,069,000
*CompUSA Inc. ..............................................  United States           189,200           1,986,600
Dairy Farm International Holdings Ltd. .....................    Hong Kong          36,629,531          39,193,598
Gucci Group NV, Reg D.......................................   Netherlands          1,366,900          95,683,000
Marks & Spencer PLC.........................................  United Kingdom        6,989,000          47,136,731
Safeway PLC.................................................  United Kingdom       14,432,027          62,424,262
Sears Roebuck & Co. ........................................  United States         2,600,000         105,625,000
W.H. Smith Group............................................  United Kingdom        5,740,290          50,347,774
                                                                                                  ---------------
                                                                                                      576,465,965
                                                                                                  ---------------
METALS & MINING 4.7%
AK Steel Holding Corp. .....................................  United States         1,629,900          35,552,194
Alcan Aluminum Ltd. ........................................      Canada            3,463,361          83,974,170
Alcan Aluminum Ltd., fgn. ..................................      Canada            1,500,000          36,468,750


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Anglo American Platinum Corp. Ltd. .........................   South Africa         3,000,000     $    49,297,821
Billiton PLC................................................  United Kingdom       19,141,800          41,627,941
British Steel PLC...........................................  United Kingdom       63,665,600         126,725,366
Companhia Siderurgica Nacional CSN, ADR.....................      Brazil            1,177,905           9,864,954
Cyprus Amax Minerals Co. Inc. ..............................  United States         1,142,500          12,853,125
Grupo Mexico SA de CV, B....................................      Mexico            6,004,300          16,495,992
Industrias Penoles SA.......................................      Mexico            3,223,400           9,649,153
Iscor Ltd. .................................................   South Africa        21,374,700           3,657,334
Minorco SA, ADR.............................................    Luxembourg          1,399,224          21,950,327
Outokumpu OY, A.............................................     Finland              660,300           5,791,533
Pechiney SA, A..............................................      France            1,356,639          44,826,647
*Pohang Iron & Steel Co. Ltd. ..............................   South Korea          1,093,160          57,815,075
+Titanium Metals............................................  United States         2,322,000          16,399,125
WMC Ltd. ...................................................    Australia           7,933,500          24,631,467
                                                                                                  ---------------
                                                                                                      597,580,974
                                                                                                  ---------------
MISC MATERIALS & COMMODITIES .9%
+Agrium Inc. ...............................................      Canada            6,182,100          49,456,800
De Beers/Centenary Linked Units, Reg........................   South Africa           870,850          15,013,201
De Beers/Centenary Linked Units, ADR........................   South Africa         2,950,000          50,518,750
                                                                                                  ---------------
                                                                                                      114,988,751
                                                                                                  ---------------
MULTI-INDUSTRY 6.4%
Alfa SA de CV, A............................................      Mexico            6,608,600          16,264,259
Amoy Properties Ltd. .......................................    Hong Kong          57,698,000          41,331,212
Broken Hill Proprietary Co. Ltd. ...........................    Australia          11,287,048          84,734,861
Cheung Kong Holdings Ltd. ..................................    Hong Kong          26,562,000         180,845,471
DESC SA de CV, B............................................      Mexico           10,295,000           9,803,777
DESC SA de CV, C, ADR.......................................      Mexico               25,800             495,038
Elementis PLC...............................................  United Kingdom       20,177,882          23,758,840
First Pacific Co. Ltd. .....................................    Hong Kong          37,473,000          22,611,245
*Hicom Holdings Bhd. .......................................     Malaysia           1,120,800             315,503
Hutchison Whampoa Ltd. .....................................    Hong Kong          12,000,000          83,249,976
Inchcape PLC................................................  United Kingdom       26,000,000          61,853,193
Jardine Matheson Holdings Ltd. .............................    Hong Kong          10,087,768          26,429,952
Jardine Strategic Holdings Ltd. ............................    Hong Kong          14,245,732          20,656,311
*Metra OY, B................................................     Finland              284,280           5,170,997
Pacific Dunlop Ltd. ........................................    Australia          14,221,277          24,814,205
Pilkington PLC..............................................  United Kingdom       40,000,000          40,370,382
*Saab AB, B.................................................      Sweden            1,254,300          11,041,643
Swire Pacific Ltd., A.......................................    Hong Kong          33,386,500         136,601,213
Swire Pacific Ltd., B.......................................    Hong Kong          24,783,300          15,114,206
Wheelock and Company Ltd. ..................................    Hong Kong          10,338,809           6,371,890
                                                                                                  ---------------
                                                                                                      811,834,174
                                                                                                  ---------------


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.3%
Boston Properties Inc. .....................................  United States           460,700     $    14,886,369
Hang Lung Development Co. Ltd. .............................    Hong Kong          24,309,000          23,374,793
Hong Kong Land Holdings Ltd. ...............................    Hong Kong          13,093,000          13,747,650
New World Development Co. Ltd. .............................    Hong Kong          17,699,244          32,553,222
Rouse Co. ..................................................  United States         2,532,500          59,197,188
*Wereldhave NV..............................................   Netherlands            313,594          16,902,646
                                                                                                  ---------------
                                                                                                      160,661,868
                                                                                                  ---------------
TELECOMMUNICATIONS 5.1%
Bell Atlantic Corp. ........................................  United States         2,100,000         120,618,750
Hong Kong Telecommunications Ltd. ..........................    Hong Kong          41,597,548          69,796,796
PT Indosat TBK, ADR.........................................    Indonesia              36,075             468,975
Rostelekom..................................................      Russia            3,872,000           3,058,880
SK Telecom Co. Ltd., ADR....................................   South Korea          7,403,850          74,963,981
Smartone Telecommunications Holdings Ltd. ..................    Hong Kong          16,023,500          43,327,718
Telecom Argentina Stet-France SA, ADR.......................    Argentina           2,974,700          80,502,819
Telefonica de Argentina SA, B, ADR..........................    Argentina             960,080          28,082,340
Telefonica del Peru SA, B...................................       Peru             8,459,874          10,171,696
Telefonica del Peru SA, B, ADR..............................       Peru             1,083,200          12,795,300
Telefonos de Mexico SA (Telmex), L..........................      Mexico           14,118,470          39,994,059
Telefonos de Mexico SA (Telmex), L, ADR.....................      Mexico            2,900,000         165,843,750
                                                                                                  ---------------
                                                                                                      649,625,064
                                                                                                  ---------------
TEXTILES & APPAREL .1%
*Adidas-Salomon AG..........................................     Germany              187,160          17,854,113
                                                                                                  ---------------
TRANSPORTATION 3.0%
British Airways PLC.........................................  United Kingdom       13,046,000          96,504,285
Cathay Pacific Airways Ltd. ................................    Hong Kong          33,892,000          37,838,831
Hitachi Zosen Corp. ........................................      Japan             3,725,000           4,552,255
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom        4,621,630          54,307,225
Singapore Airlines Ltd., fgn. ..............................    Singapore          23,586,900         173,956,812
Stolt Nielsen SA............................................      Norway              463,500           4,982,625
Stolt Nielsen SA, ADR.......................................      Norway              459,000           5,364,563
                                                                                                  ---------------
                                                                                                      377,506,596
                                                                                                  ---------------
UTILITIES ELECTRICAL & GAS 8.0%
*CEZ AS.....................................................  Czech Republic        2,047,771           2,668,369
CLP Holdings Ltd. ..........................................    Hong Kong          18,639,900          87,813,410
Electrabel SA...............................................     Belgium              154,273          64,354,509
Entergy Corp. ..............................................  United States         3,600,000         101,700,000
Gener SA, ADR...............................................      Chile             1,467,200          22,008,000
Hong Kong Electric Holdings Ltd. ...........................    Hong Kong          41,999,600         119,530,338
Iberdrola SA, Br. ..........................................      Spain             5,700,000          89,165,157
Illinova Corp. .............................................  United States         2,900,000          68,875,000
*Korea Electric Power Corp. ................................   South Korea          6,273,800         148,191,925
National Grid Group PLC.....................................  United Kingdom        2,504,100          18,112,222


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES              VALUE
                                                                 -------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
National Power PLC..........................................  United Kingdom        3,800,000     $    30,224,921
Potomac Electric Power Co. .................................  United States         5,187,734         126,451,016
Powergen PLC................................................  United Kingdom          907,444          11,091,919
Thames Water Group PLC......................................  United Kingdom        3,826,785          62,776,390
Transportadora de Gas del Sur SA, B, Reg S, ADR.............    Argentina           1,400,000          13,825,000
Veba AG.....................................................     Germany              900,000          47,521,817
                                                                                                  ---------------
                                                                                                    1,014,309,993
                                                                                                  ---------------
TOTAL COMMON STOCKS (COST $11,818,808,718)..................                                       11,311,524,845
                                                                                                  ---------------
PREFERRED STOCKS 2.9%
Ballast Nedam NV, ctf., cvt., pfd. .........................   Netherlands             86,182           2,440,854
Banco Bradesco SA BBD, pfd. ................................      Brazil        3,171,500,000          12,748,339
*Banco Bradesco SA BBD, rts., pfd. .........................      Brazil          131,455,953             525,064
Centrais Eletricas Brasileiras SA (Electrobras), B, pfd. ...      Brazil          120,400,000           1,650,693
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................      Brazil            3,986,800          27,329,662
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul), ADR,
  pfd. .....................................................      Brazil              350,790           1,060,128
Cia Vale do Rio Doce, A, pfd. ..............................      Brazil              949,560          12,155,301
Cia Vale do Rio Doce, A, ADR, pfd. .........................      Brazil            1,350,400          17,286,447
Embotelladora Andina SA, B, ADR, pfd. ......................      Chile               183,500           2,133,188
*Embratel Participacoes SA, ADR, pfd. ......................      Brazil            2,525,000          34,403,125
Fiat SpA, pfd. .............................................      Italy            18,931,350          28,907,742
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil          250,000,000          19,792,383
Tele Celular Sul Participacoes SA, ADR, pfd. ...............      Brazil              102,500           1,652,813
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......      Brazil              341,663             896,865
Tele Leste Celular Participacoes SA, ADR, pfd. .............      Brazil               20,500             429,219
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........      Brazil               51,250             781,563
Tele Norte Celular Participacoes SA, ADR, pfd. .............      Brazil               20,500             498,406
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........      Brazil              205,000           2,729,063
Telecomunicacoes Brasileiras SA (Telebras), unit, pfd. .....      Brazil          875,600,000          56,709,622
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......      Brazil            1,025,000             176,172
*Telecomunicacoes de Minas Gerais SA Telemig, C, pfd. ......      Brazil           38,363,000             344,984
Telecomunicacoes de Minas Gerais SA Telemig, B, pfd. .......      Brazil           38,363,000             631,529
Telecomunicacoes de Sao Paulo SA (Telesp), pfd. ............      Brazil          220,000,000          20,548,108
*Telemig Celular Participacoes SA, ADR, pfd. ...............      Brazil               51,250             948,125
Telesp Celular Participacoes SA, ADR, pfd. .................      Brazil              410,000           8,610,000
Telesp Participacoes SA, ADR, pfd. .........................      Brazil            1,025,000          16,912,500
Usinas Siderurgicas de Minas Gerais SA, pfd. ...............      Brazil            4,188,959           5,104,972
Volkswagen AG, pfd. ........................................     Germany            2,218,960          88,178,662
                                                                                                  ---------------
TOTAL PREFERRED STOCKS (COST $651,392,142)..................                                          365,585,529
                                                                                                  ---------------


TEMPLETON GROWTH FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY          AMOUNT**             VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS 6.0%
U.S. Treasury Bonds:
  14.00%, 11/15/11..........................................  United States    $   97,000,000     $   147,470,360
  7.875%, 2/15/21...........................................  United States       128,500,000         160,343,972
  6.25%, 8/15/23............................................  United States       155,303,000         163,990,339
U.S. Treasury Notes:
  6.375%, 7/15/99...........................................  United States        78,000,000          78,487,500
  6.00%, 10/15/99...........................................  United States       108,000,000         108,708,804
  6.375%, 1/15/00...........................................  United States        98,000,000          99,133,174
                                                                                                  ---------------
TOTAL BONDS (COST $727,148,534).............................                                          758,134,149
                                                                                                  ---------------
SHORT TERM INVESTMENTS 1.7% (COST $208,084,188)
U.S. Treasury Bills, 4.07% to 4.57%, with maturities to
  5/20/99...................................................  United States       209,431,000         208,055,426
                                                                                                  ---------------
TOTAL INVESTMENTS (COST $13,405,433,582) 100.1%.............                                       12,643,299,949
OTHER ASSETS, LESS LIABILITIES (.1%)........................                                           (8,811,357)
                                                                                                  ---------------
TOTAL NET ASSETS 100.0%.....................................                                      $12,634,488,592
                                                                                                  ---------------
                                                                                                  ---------------

*Non-income producing.
**Securities denominated in U.S. dollars.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at February 28, 1999 were $499,803,842.
                       See Notes to Financial Statements.



TEMPLETON GROWTH FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $13,405,433,582)..........................................    $12,643,299,949
 Cash.......................................................             57,698
 Receivables:
  Investment securities sold................................         58,629,515
  Capital shares sold.......................................         10,448,377
  Dividends and interest....................................         44,183,448
                                                                ---------------
      Total assets..........................................     12,756,618,987
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................         63,485,856
  Capital shares redeemed...................................         45,752,174
  To affiliates.............................................         11,504,097
 Distributions to shareholders..............................             21,609
 Accrued expenses...........................................          1,366,659
                                                                ---------------
      Total liabilities.....................................        122,130,395
                                                                ---------------
Net assets, at value........................................    $12,634,488,592
                                                                ---------------
                                                                ---------------
Net assets consist of:
 Undistributed net investment income........................    $    94,792,702
 Net unrealized depreciation................................       (762,133,633)
 Accumulated net realized gain..............................        109,721,150
 Capital shares.............................................     13,192,108,373
                                                                ---------------
Net assets, at value........................................    $12,634,488,592
                                                                ---------------
                                                                ---------------
CLASS A:
 Net asset value per share ($11,710,623,767 / 725,791,346
   shares outstanding)......................................             $16.13
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($16.13 / 94.25%).........             $17.11
                                                                ---------------
                                                                ---------------
CLASS B:
 Net asset value per share ($2,891,681 / 179,398 shares
   outstanding)*............................................             $16.12
                                                                ---------------
                                                                ---------------
CLASS C:
 Net asset value per share ($879,764,796 / 55,483,353 shares
   outstanding)*............................................             $15.86
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($15.86 / 99.00%).........             $16.02
                                                                ---------------
                                                                ---------------
ADVISOR CLASS:
 Net asset value per share ($41,208,348 / 2,550,858 shares
   outstanding).............................................             $16.15
                                                                ---------------
                                                                ---------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.



TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $8,093,024)
 Dividends..................................................    $138,647,848
 Interest...................................................      46,578,726
                                                                ------------
      Total investment income...............................                       $  185,226,574
Expenses:
 Management fees (Note 3)...................................      39,003,262
 Administrative fees (Note 3)...............................       5,090,810
 Distribution fees (Note 3)
  Class A...................................................      14,914,761
  Class B...................................................           2,288
  Class C...................................................       4,564,193
 Transfer agent fees (Note 3)...............................       7,709,000
 Custodian fees.............................................       2,029,000
 Reports to shareholders....................................       1,554,900
 Registration and filing fees...............................         216,000
 Professional fees..........................................          99,800
 Directors' fees and expenses...............................         105,000
 Other......................................................          84,592
                                                                ------------
      Total expenses........................................                           75,373,606
                                                                                   --------------
            Net investment income...........................                          109,852,968
                                                                                   --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     114,157,166
  Foreign currency transactions.............................      (2,578,866)
                                                                ------------
      Net realized gain.....................................                          111,578,300
      Net unrealized appreciation on investments............                        1,111,040,559
                                                                                   --------------
Net realized and unrealized gain............................                        1,222,618,859
                                                                                   --------------
Net increase in net assets resulting from operations........                       $1,332,471,827
                                                                                   --------------
                                                                                   --------------

                       See Notes to Financial Statements.



TEMPLETON GROWTH FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   109,852,968        $   352,041,372
  Net realized gain from investments and foreign currency
    transactions............................................         111,578,300          1,794,895,388
  Net unrealized appreciation (depreciation) on
   investments..............................................       1,111,040,559         (3,948,921,534)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       1,332,471,827         (1,801,984,774)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (266,935,436)          (309,635,887)
   Class C..................................................         (16,086,921)           (16,109,670)
   Advisor Class............................................            (974,245)              (846,245)
  Net realized gains:
   Class A..................................................      (1,337,704,921)        (1,624,126,003)
   Class C..................................................        (105,466,786)          (109,111,611)
   Advisor Class............................................          (4,507,946)            (4,067,274)
 Capital share transactions (Note 2):
   Class A..................................................         963,135,160          2,570,690,896
   Class B..................................................           2,939,477                     --
   Class C..................................................          36,284,563            389,245,855
   Advisor Class............................................           6,250,196             17,030,051
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................         609,404,968           (888,914,662)
Net assets:
 Beginning of period........................................      12,025,083,624         12,913,998,286
                                                                ---------------------------------------
 End of period..............................................     $12,634,488,592        $12,025,083,624
                                                                ---------------------------------------
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................     $    94,792,702        $   268,936,336
                                                                ---------------------------------------
                                                                ---------------------------------------

                       See Notes to Financial Statements.



TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as



TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1999, there were 1.8 billion shares authorized ($0.01 par value) of which 1.2 billion, 100 million, 400 million and 100 million were designated Class A shares, Class B shares, Class C shares and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                           YEAR ENDED
                                                           FEBRUARY 28, 1999                        AUGUST 31, 1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                    -----------------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   103,708,022    $ 1,710,182,026          162,377,765    $ 3,342,332,950
Shares issued on reinvestment of distributions....    91,923,668      1,440,479,862           84,313,094      1,737,946,375
Shares redeemed...................................  (132,372,027)    (2,187,526,728)        (123,878,907)    (2,509,588,429)
                                                    -----------------------------------------------------------------------
Net increase......................................    63,259,663    $   963,135,160          122,811,952    $ 2,570,690,896
                                                    -----------------------------------------------------------------------
                                                    -----------------------------------------------------------------------



TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)


                                                                  PERIOD ENDED
                                                               FEBRUARY 28, 1999*
                                                          ----------------------------
                                                            SHARES          AMOUNT
                                                          ----------------------------
CLASS B SHARES:
Shares sold.............................................      183,445    $   3,007,502
Shares redeemed.........................................       (4,047)         (68,025)
                                                          ----------------------------
Net increase............................................      179,398    $   2,939,477
                                                          ----------------------------
                                                          ----------------------------

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ----------------------------------------------------------------
CLASS C SHARES:
Shares sold.............................................   10,332,539    $ 167,498,758         21,887,098    $ 446,684,900
Shares issued on reinvestment of distributions..........    6,946,379      107,252,391          5,371,460      109,391,107
Shares redeemed.........................................  (14,673,780)    (238,466,586)        (8,429,791)    (166,830,152)
                                                          ----------------------------------------------------------------
Net increase............................................    2,605,138    $  36,284,563         18,828,767    $ 389,245,855
                                                          ----------------------------------------------------------------
                                                          ----------------------------------------------------------------

                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                               FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                          ----------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ----------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.............................................      610,022    $  10,150,838          1,306,769    $  26,289,488
Shares issued on reinvestment of distributions..........      334,891        5,247,737            235,380        4,848,120
Shares redeemed.........................................     (554,511)      (9,148,379)          (694,766)     (14,107,557)
                                                          ----------------------------------------------------------------
Net increase............................................      390,402    $   6,250,196            847,383    $  17,030,051
                                                          ----------------------------------------------------------------
                                                          ----------------------------------------------------------------

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.



TEMPLETON GROWTH FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's Class A, Class B and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $886,224 and $317,151, respectively.

Legal fees of $99,800 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At February 28, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes of $13,407,193,359 was as follows:

Unrealized appreciation...................................    $ 1,343,600,006
Unrealized depreciation...................................     (2,107,493,416)
                                                              ---------------
Net unrealized depreciation...............................    $  (763,893,410)
                                                              ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $2,157,634,682 and $1,394,396,395, respectively.




Templeton Growth Fund, Inc.
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777

SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Growth Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed.
These calls can be determined by the presence of a regular beeping tone.

101 S99 04/99                         [RECYCLE LOGO]  Printed on recycled paper






EVERY SHAREHOLDER'S VOTE IS IMPORTANT   PLEASE SIGN, DATE AND RETURN YOUR PROXY
                                        TODAY

 PROXY                                                                 PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
               TEMPLETON INSTITUTIONAL FUNDS, INC. - GROWTH SERIES
                                OCTOBER 12, 1999

The undersigned hereby revokes all previous proxies for his or her shares and appoints BARBARA J. GREEN, JAMES R. BAIO and BRUCE S. ROSENBERG, and each of them, proxies of the undersigned with full power of substitution to each of them, to vote all shares of Templeton Institutional Funds, Inc. - Growth Series ("Growth Series") that the undersigned is entitled to vote at Growth Series' Special Meeting to be held at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 at 10:00 a.m., Eastern time on October 12, 1999, including any adjournment(s) thereof, upon such business as may properly be brought before the meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                  Note: Please sign exactly as your name
                                  appears on the proxy. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.



                                  ------------------------------------------
                                  Signature



                                  ------------------------------------------
                                  Signature


                                  ------------------------------------------
                                   Date

                            (Please see reverse side)





EVERY SHAREHOLDER'S VOTE IS IMPORTANT       PLEASE SIGN, DATE AND RETURN YOUR
                                            PROXY TODAY


This proxy is solicited on behalf of the Board of Directors of Templeton Institutional Funds, Inc., on behalf of its series, Growth Series. It will be voted as specified. if no specification is made, this proxy shall be voted in favor of Proposal 1, regarding the reorganization of Growth Series pursuant to the Agreement and Plan of Reorganization with Templeton Growth Fund, Inc. If any other matters properly come before the Special Meeting about which the proxyholders were not aware prior to the time of the solicitation, authorization is given the proxyholders to vote in accordance with the views of management on such matters. Management is not aware of any such matters.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR PROPOSAL 1.

                                                  FOR     AGAINST    ABSTAIN

1. To approve an Agreement and Plan of            |_|       |_|       |_|
   Reorganization between Templeton
   Institutional   Funds, Inc., on behalf
   of its series, Growth Series ("Growth
   Series"), and Templeton Growth Fund,
   Inc. ("Growth Fund, Inc."), that provides for the acquisition of substantially all of the assets of Growth Series in exchange for Advisor Class shares of Growth Fund, Inc., the distribution of such shares to the shareholders of Growth Series, and the liquidation and termination of Growth Series.



                                                   GRANT       WITHHOLD

2. To grant the proxyholders the authority          |_|           |_|
   to vote upon any other business that may legally come before the Special Meeting or any adjournment(s) thereof.

            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY. . . TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.




                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GROWTH FUND, INC.
                            DATED SEPTEMEBER 20, 1999

                          Acquisition of the Assets of
                                 GROWTH SERIES,
                 A series of Templeton Institutional Funds, Inc.

               By and in exchange for Advisor Class shares of the
                           TEMPLETON GROWTH FUND, INC.

     This Statement of Additional Information (SAI) relates pecifically to the proposed delivery of substantially all of the assets of Templeton Institutional Funds, Inc. - Growth Series for Advisor Class shares of Templeton Growth Fund, Inc.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. Statement of Additional Information of Templeton Growth Fund, Inc. -Advisor Class Shares dated January 1, 1999.

          2. Annual Report of Templeton Institutional Funds, Inc.-Growth Series, containing financial information regarding Growth Series for the fiscal year ended December 31, 1998.

          3. SemiAnnual Report of Templeton Institutional Funds, Inc.-Growth Series, containing financial information regarding Growth Series for the six months ended June 30, 1999.

          4. SemiAnnual Report of Templeton Growth Fund, Inc. containing financial information for the six months ended February 28, 1999.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated September 20, 1999, relating to the above-referenced transaction. Audited financial information for Templeton Growth Fund, Inc. is contained in that fund's Annual Report to Shareholders dated August 31, 1998, which is enclosed with and considered a part of the Prospectus/Proxy Statement. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.








TEMPLETON
GROWTH FUND, INC. -

ADVISOR CLASS
STATEMENT OF
ADDITIONAL INFORMATION                                         [GRAPHIC OMITTED]
                                                        FRANKLIN(R) TEMPLETON(R)
JANUARY 1, 1999                             100 FOUNTAIN PARKWAY, P.O. BOX 33030
                                ST. PETERSBURG, FL 33733-8030 1-800/DIAL BEN /R/
--------------------------------------------------------------------------------
This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the fund's prospectus. The fund's prospectus, dated January 1, 1999, which we may amend from time to time, contains the basic information you should know before investing in the fund. You should read this SAI together with the fund's prospectus.


The audited financial statements and auditor's report in each fund's Annual Report to Shareholders, for the fiscal year ended August 31, 1998, are incorporated by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/DIAL BEN (1-800/342-5236).


CONTENTS


Goal and Strategies..........................................    2

Risks........................................................    6

Officers and Directors........................................   10

Management and Other Services.................................   15

Portfolio Transactions........................................   17

Distributions and Taxes.......................................   18

Organization, Voting Rights and
Principal Holders.............................................   19

Buying and Selling Shares.....................................   20

Pricing Shares................................................   22

The Underwriter...............................................   23

Performance...................................................   23

Miscellaneous Information.....................................   25

Description of Bond Ratings...................................   26


   MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

   /bullet/ ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
            CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

   /bullet/ ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
            ANY BANK;

   /bullet/ ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
            PRINCIPAL.

                                       1

                                                              101 SAIA 01/99




GOAL AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

The fund tries to achieve its goal by investing in the equity and debt securities of companies and governments located anywhere in the world, including emerging markets.

The fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities. It may invest up to 5% of its total assets in securities issued by any one company or foreign government. It may invest any amount of its assets in U.S. government securities. It may invest in any industry, although it will not concentrate (invest more than 25% of its total assets) in any one industry. It may invest up to 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange, including up to 10% of its total assets in securities with a limited trading market.

The fund's principal investments are in equity securities, including common and preferred stocks. It also invests in American, European and Global Depositary Receipts. Depending upon current market conditions, it generally invests up to 25% of its assets in rated and unrated debt securities.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; warrants or rights. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants or rights. Convertible securities typically are debt securities or preferred stocks that are convertible into common stock after certain time periods or under certain circumstances. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes, debentures and commercial paper differ in the length of the issuer's payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of debt securities generally declines. These changes in market value will be reflected in the fund's net asset value.

Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The fund may buy debt securities that are rated Caa by Moody's Investors Service, Inc. (Moody's) or CCC by Standard & Poor's Corporation (S&P) or better; or unrated debt that it determines to be of comparable quality. As an operating policy, the fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than Baa by Moody's or BBB by S&P).

STRUCTURED INVESTMENTS Included among the issuers of debt securities in which the fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms, which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although the fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (1940 Act). As a result, the fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the fund's restrictions on investments in illiquid securities.

DEPOSITARY RECEIPTS are certificates that give their holders the right to receive securities (i) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (ii) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs").

REPURCHASE AGREEMENTS The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian, securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the fund's board of directors, i.e., banks or broker-dealers that have been determined by the manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES The fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. These loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

STOCK INDEX FUTURES CONTRACTS Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. Although the fund has the authority to invest up to 20% of its total assets buying and selling stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the S&P 500 Stock Index (S&P 500 Index) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to BUY 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to SELL 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will lose $2,000 (500 units x loss of $4).

SECURITIES INDEX OPTIONS Although the fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities or quoted on NASDAQ, it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.

Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

At the time the fund buys a stock index futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the fund's custodian. When selling a stock index futures contract, the fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the fund to buy the same futures contract at a price no higher than the price of the contract written by the fund (or at a higher price if the difference is maintained in liquid assets with the fund's custodian).

The fund may write call options and put options only if they are "covered." A call option on an index is covered if the fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian. A put option on an index is covered if the fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the fund in cash or cash equivalents in a segregated account with its custodian.

If an option written by the fund expires, the fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the fund expires unexercised, the fund will realize a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the fund desires.

TEMPORARY INVESTMENTS When the manager believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in: (i) U.S. government securities; (ii) bank time deposits denominated in the currency of any major nation; (iii) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; and (iv) repurchase agreements with banks and broker-dealers.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS The fund has adopted the following investment policies and restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the fund's outstanding shares or (ii) 67% or more of the fund's shares present at a shareholder meeting if more than 50% of the fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under "Goal and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Goal and Strategies-Temporary Investments", and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest. The fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities. The fund may not invest more than 10% of its assets in securities with a limited trading market.

In addition, the fund may not:

   1. Invest in real estate or mortgages on real estate (although the fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts except stock index futures contracts; invest in other open-end investment companies or, as an operating policy approved by the board of directors, invest in closed-end investment companies.

   2. Purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.


   3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

   4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

   5. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the fund may buy U.S. government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

   6. Borrow money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure to an amount not exceeding 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets other than to secure such temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets as the board of directors may by resolution approve. (For the purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.)

   7. Invest more than 5% of the value of the fund's total assets in securities of issuers which have been in continuous operation less than three years.

   8. Invest more than 5% of the fund's total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

   9. Invest more than 15% of the fund's total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at the current market price.

   10.  Invest more than 25% of the fund's total assets in a single industry.

   11. Invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement.

   12. Participate on a joint or a joint and several basis in any trading account in securities. (See "Portfolio Transactions" as to transactions in the same securities for the fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

The fund may also be subject to investment limitations imposed by foreign jurisdictions in which the fund sells its shares.

If a bankruptcy or other extraordinary event occurs concerning a particular security the fund owns, the fund may receive stock, real estate, or other investments that the fund would not, or could not, buy. If this happens, the fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value of liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


None of the fund's investment policies or restrictions (except restrictions 9 and 10) shall be deemed to prohibit the fund from buying securities pursuant to subscription rights distributed to the fund by any issuer of securities held at the time in its portfolio, as long as such purchase is not contrary to the fund's status as a diversified investment company under the 1940 Act.

RISKS
--------------------------------------------------------------------------------

FOREIGN SECURITIES The fund has an unlimited right to buy securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to buy such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although the fund may invest up to 15% of its total assets in unlisted foreign securities, including up to 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market generally do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.

EMERGING MARKETS. Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some developing countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in developing countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain developing countries. Finally, even though the currencies of some developing countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to fund shareholders.

RUSSIAN SECURITIES. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. These risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:
(i) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (ii) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (iii) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (iv) currency exchange rate volatility and the lack of available currency hedging instruments; (v) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (vi) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the fund's ability to exchange local currencies for U.S. dollars; (vii) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed before the dissolution of the Soviet Union, or the nationalization of privatized enterprises; (viii) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets; (ix) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (x) the financial condition of Russian companies, including large amounts of inter-company debt that may create a payments crisis on a national scale; (xi) dependency on exports and the corresponding importance of international trade; (xii) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws; (xiii) possible difficulty in identifying a buyer of securities held by the fund due to the underdeveloped nature of the securities markets; (xiv) the possibility that pending legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia; (xv) the risk that pending legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and (xvi) the difficulty in obtaining information about the financial condition of Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the fund to lose its registration through fraud, negligence or even mere oversight. While the fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can buy and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the fund from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by the fund if a potential buyer is deemed unsuitable, which may expose the fund to potential loss on the investment.

CURRENCY The fund's management endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent the fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

The fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded.

Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the fund's portfolio securities are denominated may have a detrimental impact on the fund. Through the fund's flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the fund's investments.

The exercise of this flexible policy may include decisions to buy securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets.

Franklin Resources, Inc. has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While the implementation of the euro could have a negative effect on the fund, the fund's manager and its affiliated services providers are taking steps they believe are reasonably designed to address the euro issue.

INTEREST RATE To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and, consequently, its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to cause the face value of a debt security to decrease, having a negative effect on the value of the fund's shares.

Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

LOW RATED SECURITIES Bonds rated Caa by Moody's are of poor standing. These securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds rated CCC by S&P are regarded, on balance, as speculative. These securities will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. The fund may invest up to 10% of its total assets in defaulted debt securities. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders.

The markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the fund to obtain accurate market quotations for the purposes of valuing the fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the fund to achieve its investment goal may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the fund may incur additional expenses to seek recovery.

The fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, the fund must distribute substantially all of its income to shareholders. Thus, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

DERIVATIVE SECURITIES are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Stock index futures contracts and options on securities indices are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon the manger's ability to predict pertinent market movements.

Some of the risks involved in stock index futures transactions relate to the fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The fund intends to buy or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the fund for hedging purposes also depends upon the manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position. If the fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the fund, it would not be able to close out the option. If restrictions on exercise were imposed, the fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the fund is covered by an option on the same index purchased by the fund, movements in the index may result in a loss to the fund; however, such losses may be mitigated by changes in the value of the fund's securities during the period the option was outstanding.

OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

The fund has a board of directors. The board is responsible for the overall management of the fund, including general supervision and review of the fund's investment activities. The board, in turn, elects the officers of the fund who are responsible for administering the fund's day-to-day operations. The board also monitors the fund to ensure no material conflicts exist among share classes. While none is expected, the board will act appropriately to resolve any material conflict that may arise.

The affiliations of the officers and board members and their principal occupations for the past five years are shown below.




                                            POSITION(S) HELD
 NAME, AGE AND ADDRESS                      WITH THE FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
 Harris J. Ashton (66)                      Director             Director, RBC Holdings, Inc. (bank holding company)
 191 Clapboard Ridge Road                                        and Bar-S Foods (meat packing company); director
 Greenwich, CT 06830                                             or trustee, as the case may be, of 49 of the investment
                                                                 companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, President, Chief Executive Officer and Chairman
                                                                 of the Board, General Host Corporation (nursery and craft
                                                                 centers.)
-------------------------------------------------------------------------------------------------------------------------------
* Nicholas F. Brady (68)                   Director              Chairman, Templeton Emerging Markets Investment Trust
  The Bullitt House                                              PLC, Templeton Latin America Investment Trust PLC,
  102 East Dover Street                                          Darby Overseas Investments, Ltd. and Darby Emerging
  Easton, MD 21601                                               Markets Investments LDC (investment firms) (1994-present);
                                                                 Director, Templeton Global Strategy Funds, Amerada Hess
                                                                 Corporation (exploration and refining of natural gas),
                                                                 Christiana Companies, Inc. (operating and investment
                                                                 companies), and H.J. Heinz Company (processed foods and
                                                                 allied products); director or trustee, as the case may be, of 21 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Secretary of the United States
                                                                 Department of the Treasury (1988-1993) and Chairman of the
                                                                 Board, Dillon, Read & Co., Inc. (investment banking) prior to
                                                                 1988.
-------------------------------------------------------------------------------------------------------------------------------




                                          POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 S. Joseph Fortunato (66)                 Director               Member of the law firm of Pitney, Hardin, Kipp & Szuch;
 Park Avenue at Morris County                                    director or trustee, as the case may be, of 51 of
 P.O. Box 1945                                                   the investment companies in the Franklin Templeton Group
 Morristown, NJ 07962-1945                                       of Funds.
 ----------------------------------------------------------------------------------------------------------------------------------
 John Wm. Galbraith (77)                  Director               President, Galbraith Properties, Inc. (personal investment
 360 Central Avenue                                              company); Director Emeritus, Gulf West Banks, Inc. (bank holding
 Suite 1300                                                      company) (1995-present); director or trustee, as the case may be,
 St. Petersburg, FL 33701                                        of 20 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Director, Mercantile Bank
                                                                 (1991-1995), Vice Chairman, Templeton, Galbraith & Hansberger Ltd.
                                                                 (1986-1992), and Chairman, Templeton Funds Management, Inc.
                                                                 (1974-1991).
 ----------------------------------------------------------------------------------------------------------------------------------
 Andrew H. Hines, Jr. (75)                Director               Consultant for the Triangle Consulting Group;
 150 2nd Avenue N.                                               Executive-in-Residence of Eckerd College (1991-present); director
 St. Petersburg, FL 33701                                        or trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY,
                                                                 Chairman and Director, Precise Power Corporation (1990-1997),
                                                                 Director, Checkers Drive-In Restaurant, Inc. (1994-1997), and
                                                                 Chairman of the Board and Chief Executive Officer, Florida
                                                                 Progress Corporation (holding company in the energy area)
                                                                 (1982-1990) and director of various of its subsidiaries.
-----------------------------------------------------------------------------------------------------------------------------------
* Charles B. Johnson (65)                 Director and Vice      President, Chief Executive Officer and Director, Franklin
  777 Mariners Island Blvd.               President              Resources, Inc.; Chairman of the Board and Director, Franklin
  San Mateo, CA 94404                                            Advisers, Inc., Franklin Advisory Services, Inc., Franklin
                                                                 Investment Advisory Services, Inc. and Franklin Templeton
                                                                 Distributors, Inc.; Director, Franklin/Templeton Investor
                                                                 Services, Inc. and Franklin Templeton Services Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
  Betty P. Krahmer (69)                   Director               Director or trustee of various civic associations; director or
  2201 Kentmere Parkway                                          trustee, as the case may be, of 21 of the investment companies in
  Wilmington, DE 19806                                           the Franklin Templeton Group of Funds; and FORMERLY, Economic
                                                                 Analyst, U.S. Government.
-----------------------------------------------------------------------------------------------------------------------------------



                                          POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 Gordon S. Macklin (70)                   Director               Director, Fund American Enterprises Holdings, Inc., Martek
 8212 Burning Tree Road                                          Biosciences Corporation, MCI WorldCom (information services),
 Bethesda, MD 20817                                              MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the
                                                                 Franklin Templeton Group of Funds; and FORMERLY, Chairman, White
                                                                 River Corporation (financial services) and Hambrecht and Quist
                                                                 Group (investment banking), and President, National Association of
                                                                 Securities Dealers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 Fred R. Millsaps (69)                    Director               Manager of personal investments (1978-present); director of
 2665 NE 37th Drive                                              various business and nonprofit organizations; director or
 Fort Lauderdale, FL 33308                                       trustee, as the case may be, of 22 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman
                                                                 and Chief Executive Officer, Landmark Banking Corporation
                                                                 (1969-1978), Financial Vice President, Florida Power and Light
                                                                 (1965-1969), and Vice President, Federal Reserve Bank of Atlanta
                                                                 (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------
 Mark G. Holowesko (38)                  President               President, Templeton Global Advisors Limited; Chief Investment
 Lyford Cay                                                      Officer, Global Equity Group; Executive Vice President and
 Nassau, Bahamas                                                 Director, Templeton Worldwide, Inc.; officer of 21 of the
                                                                 investment companies in the Franklin Templeton Group of Funds; and
                                                                 FORMERLY, Investment Administrator, RoyWest Trust Corporation
                                                                 (Bahamas) Limited (1984-1985).
-----------------------------------------------------------------------------------------------------------------------------------
 Rupert H. Johnson, Jr. (58)             Vice President          Executive Vice President and Director, Franklin Resources, Inc.
 777 Mariners Island Blvd.                                       and Franklin Templeton Distributors, Inc.; President and Director,
 San Mateo, CA 94404                                             Franklin Advisers, Inc; Senior Vice President and Director,
                                                                 Franklin Advisory Services, Inc. and Franklin Investment Advisory
                                                                 Services, Inc.; Director, Franklin/Templeton Investor Services,
                                                                 Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Harmon E. Burns (53)                    Vice President          Executive Vice President and Director, Franklin Resources, Inc.,
 777 Mariners Island Blvd.                                       Franklin Templeton Distributors, Inc. and Franklin Templeton
 San Mateo, CA 94404                                             Services, Inc.; Executive Vice President, Franklin Advisers, Inc.;
                                                                 Director, Franklin/Templeton Investor Services, Inc; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------



                                         POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Johnson (42)                   Vice President         Senior Vice President and Director, Franklin Resources, Inc.;
500 East Broward Blvd.                                           Senior Vice President, Franklin Templeton Distributors, Inc.;
Fort Lauderdale, FL                                              President and Director, Templeton Worldwide, Inc.; Chairman and
33394-3091                                                       Director, Templeton Investment Counsel, Inc.; Vice
                                                                 President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and
                                                                 officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of
                                                                 Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Deborah R. Gatzek (50)                   Vice President         Senior Vice President and General Counsel, Franklin Resources,
 777 Mariners Island Blvd.                                       Inc.; Senior Vice President, Franklin Templeton Services, Inc. and
 San Mateo, CA 94404                                             Franklin Templeton Distributors, Inc.; Executive Vice President,
                                                                 Franklin Advisers, Inc.; Vice President, Franklin Advisory
                                                                 Services, Inc.; Vice President, Chief Legal Officer and Chief
                                                                 Operating Officer, Franklin Investment Advisory Services,
                                                                 Inc.; and officer of 53 of the investment companies in the
                                                                 Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
 Martin L. Flanagan (38)                  Vice President         Senior Vice President and Chief Financial Officer, Franklin
 777 Mariners Island Blvd.                                       Resources, Inc.; Executive Vice President and Director, Templeton
 San Mateo, CA 94404                                             Worldwide, Inc.; Executive Vice President, Chief Operating Officer
                                                                 and Director, Templeton Investment Counsel, Inc.; Executive Vice
                                                                 President and Chief Financial Officer, Franklin Advisers, Inc.;
                                                                 Chief Financial Officer, Franklin Advisory Services, Inc. and
                                                                 Franklin Investment Advisory Services, Inc.; President and
                                                                 Director, Franklin Templeton Services, Inc.; Senior Vice President
                                                                 and Chief Financial Officer, Franklin/Templeton Investor Services,
                                                                 Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.
-----------------------------------------------------------------------------------------------------------------------------------
John R. Kay (58)                         Vice President          Vice President and Treasurer, Templeton Worldwide, Inc.; Assistant
500 East Broward Blvd.                                           Vice President, Franklin Templeton Distributors, Inc.; officer
Fort Lauderdale, FL                                              of 25 of the investment companies in the Franklin Templeton
33394-3091                                                       Group of Funds; and FORMERLY, Vice President and Controller,
                                                                 Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------


                                        POSITION(S) HELD
 NAME, AGE AND ADDRESS                    WITH THE FUND          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
 Elizabeth M. Knoblock (43)             Vice President-          General Counsel, Secretary and Senior Vice President, Templeton
 500 East Broward Blvd.                 Compliance               Investment Counsel, Inc.; Senior Vice President, Templeton Global
 Fort Lauderdale, FL                                             Investors, Inc.; officer of 21 of the investment companies in the
 33394-3091                                                      Franklin Templeton Group of Funds; and FORMERLY, Vice President
                                                                 and Associate General Counsel, Kidder Peabody & Co. (1989-1990),
                                                                 Assistant General Counsel, Gruntal & Co., Inc. (1988), Vice
                                                                 President and Associate General Counsel, Shearson Lehman Hutton
                                                                 Inc. (1988), Vice President and Assistant General Counsel, E.F.
                                                                 Hutton & Co. Inc. (1986-1988), and Special Counsel of the Division
                                                                 of Investment Management, U.S. Securities and Exchange Commission
                                                                 (1984-1986).
-----------------------------------------------------------------------------------------------------------------------------------
 James R. Baio (44)                     Treasurer                Certified Public Accountant; Treasurer, Franklin Mutual Advisers,
 500 East Broward Blvd.                                          Inc.; Senior Vice President, Templeton Worldwide, Inc., Templeton
 Fort Lauderdale, FL                                             Global Investors, Inc. and Templeton Funds Trust Company; officer
 33394-3091                                                      of 22 of the investment companies in the Franklin Templeton
                                                                 Group of Funds; and FORMERLY, Senior Tax Manager, Ernst & Young
                                                                 (certified public accountants) (1977-1989).
-----------------------------------------------------------------------------------------------------------------------------------
Barbara J. Green (51)                  Secretary                 Senior Vice President, Templeton Worldwide, Inc. and Templeton
500 East Broward Blvd.                                           Global Investors, Inc.; officer of 21 of the investment companies
Fort Lauderdale, FL                                              in the Franklin Templeton Group of Funds; and FORMERLY, Deputy
33394-3091                                                       Director of the Division of Investment Management, Executive
                                                                 Assistant and Senior Advisor to the Chairman, Counselor to the
                                                                 Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
                                                                 Exchange Commission (1986-1995), Attorney, Rogers & Wells, and
                                                                 Judicial Clerk, U.S. District Court (District of Massachusetts).
-----------------------------------------------------------------------------------------------------------------------------------

* This board member is considered an "interested person" under federal securities laws. Mr. Brady's status as an interested person results from his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.


Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


The fund pays noninterested board members and Mr. Brady an annual retainer of $12,000 and a fee of $900 per board meeting attended. Board members who serve on the audit committee of the fund and other funds in the Franklin Templeton Group of Funds receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the fund. Members of a committee are not compensated for any committee meeting held on the day of a board meeting. Noninterested board members may also serve as directors or trustees of other funds in the Franklin Templeton Group of Funds and may receive fees from these funds for their services. The following table provides the total fees paid to noninterested board members and Mr. Brady by the fund and by the Franklin Templeton Group of Funds.



                                                                         NUMBER OF BOARDS
                                                     TOTAL FEES          IN THE FRANKLIN
                                 TOTAL FEES       RECEIVED FROM THE     TEMPLETON GROUP OF
                               RECEIVED FROM     FRANKLIN TEMPLETON       FUNDS ON WHICH
NAME                            THE FUND(1)      GROUP OF FUNDS(2)         EACH SERVES(3)
------------------------------ ---------------   --------------------   -------------------
Harris J. Ashton .............    $18,825             $361,157                   49
Nicholas F. Brady ............     18,825              140,975                   21
S. Joseph Fortunato ..........     18,825              367,835                   51
John Wm. Galbraith ...........     18,487              134,425                   20
Andrew H. Hines, Jr. .........     19,437              208,075                   22
Betty P. Krahmer .............     18,825              141,075                   21
Gordon S. Macklin ............     18,825              361,157                   49
Fred R. Millsaps .............     19,437              210,075                   22


1. For the fiscal year ended August 31, 1998. During the period from September 1, 1997, through February 27, 1998, an annual retainer of $12,500 and fees at the rate of $950 per board meeting attended were in effect.
2. For the calendar year ended December 31, 1998.
3. We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 168 U.S. based funds or series.


Noninterested board members and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the fund or other funds in the Franklin Templeton Group of Funds. Certain officers or board members who are shareholders of Franklin Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in the Franklin Templeton Group of Funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

MANAGER AND SERVICES PROVIDED The fund's manager is Templeton Global Advisors Limited. The manager is wholly owned by Franklin Resources, Inc. (Resources), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services, and selects the securities for the fund to buy, hold or sell. The manager also selects the brokers who execute the fund's portfolio transactions. The manager provides periodic reports to the board, which reviews and supervises the manager's investment activities. To protect the fund, the manager and its officers, directors and employees are covered by fidelity insurance. The manager renders its services to the fund from outside the U.S.


The Templeton organization has been investing globally since 1940. The manager and its affiliates have offices in Argentina, Australia, Bahamas, Brazil, the British Virgin Islands, Canada, China, Cyprus, France, Germany, Hong Kong, India, Italy, Japan, Korea, Luxembourg, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, United Kingdom and the U.S.


The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the fund. Similarly, with respect to the fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the fund or other funds it manages. Of course, any transactions for the accounts of the manager and other access persons will be made in compliance with the fund's code of ethics.

Under the fund's code of ethics, employees of the Franklin Templeton Group who are access persons may engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer;
(iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

MANAGEMENT FEES The fund pays the manager a fee equal to an annual rate of:


/bullet/ 0.75% of the value of average daily net assets up to and including $200 million;

/bullet/ 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and

/bullet/  0.60% of the value of average daily net assets over $1.3 billion.


The fee is computed monthly, based on the fund's average daily net assets during the month preceding each payment, according to the terms of the management agreement. Each class of the fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended August 31, the fund paid the following management fees:

                 MANAGEMENT
               FEES PAID ($)
-------------- --------------
1998 .........   86,332,815
1997 .........   65,767,491
1996 .........   48,379,594

ADMINISTRATOR AND SERVICES PROVIDED Franklin Templeton Services, Inc. (FT Services) has an agreement with the fund to provide certain administrative services and facilities for the fund. FT Services is wholly owned by Resources and is an affiliate of the fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

ADMINISTRATION FEES The fund pays FT Services a monthly fee equal to an annual rate of:

/bullet/  0.15% of the fund's average daily net assets up to $200 million;

/bullet/ 0.135% of average daily net assets over $200 million up to $700 million;

/bullet/ 0.10% of average daily net assets over $700 million up to $1.2 billion; and

/bullet/  0.075% of average daily net assets over $1.2 billion.

During the last three fiscal years ended August 31, the fund paid the following administration fees:



                ADMINISTRATION
                FEES PAID ($)
-------------- ---------------
1998 .........   11,225,977
1997 .........    8,655,311
1996 .........    6,481,909

For the periods prior to October 1, 1996, Templeton Global Investors, Inc. provided administrative services to the fund.


SHAREHOLDER SERVICING AND TRANSFER AGENT Franklin/Templeton Investor Services, Inc. (Investor Services) is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

For its services, Investor Services receives a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.


CUSTODIAN The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.


AUDITOR McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, is the fund's independent auditor. The auditor gives an opinion on the financial statements included in the fund's Annual Report to Shareholders and reviews the fund's registration statement filed with the U.S. Securities and Exchange Commission (SEC).

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

The manager selects brokers and dealers to execute the fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The manager may pay certain brokers commissions that are higher than those another broker may charge, if the manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the manager's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the fund. They must, however, be of value to the manager in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the fund's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the fund, any portfolio securities tendered by the fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the fund.


During the last three fiscal years ended August 31, the fund paid the following brokerage commissions:

                BROKERAGE
               COMMISSIONS ($)
-------------- ----------------
1998 .........   26,366,655
1997 .........   15,953,126
1996 .........    7,918,000


As of August 31, 1998, the fund owned securities issued by Merrill Lynch & Co. valued in the aggregate at $104,299,800. Except as noted, the fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund calculates dividends and capital gains the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in any distribution and service (Rule 12b-1) fees of each class. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

DISTRIBUTIONS OF NET INVESTMENT INCOME The fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the fund, constitutes the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net capital gains realized by the fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund.


EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the fund. Similarly, foreign exchange losses realized by the fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.


The fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through to you your pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement you receive from the fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS The fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, the fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS To avoid federal excise taxes, the Internal Revenue Code requires the fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different Franklin Templeton Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.


All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. GOVERNMENT OBLIGATIONS Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS If you are a corporate shareholder, you should note that 12.44% of the dividends paid by the fund for the most recent fiscal year qualified for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

INVESTMENT IN COMPLEX SECURITIES The fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the fund are treated as ordinary income or capital gain, accelerate the recognition of income to the fund and/or defer the fund's ability to recognize losses, and, in limited cases, subject the fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the fund.


ORGANIZATION, VOTING RIGHTS AND
PRINCIPAL HOLDERS
--------------------------------------------------------------------------------
The fund is a diversified, open-end management investment company, commonly called a mutual fund. The fund was organized as a Maryland corporation on November 10, 1986, from its predecessor entity, which commenced operations on November 29, 1954, and is registered with the SEC.

The fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. The fund may offer additional classes of shares in the future. The full title of each class is:

/bullet/  Templeton Growth Fund, Inc. - Class A

/bullet/  Templeton Growth Fund, Inc. - Class B

/bullet/  Templeton Growth Fund, Inc. - Class C

/bullet/  Templeton Growth Fund, Inc. - Advisor Class

Shares of each class represent proportionate interests in the fund's assets. On matters that affect the fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.

The fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.


The fund does not intend to hold annual shareholder meetings. The fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, the fund is required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

As of December 14, 1998, the principal shareholders of the fund, beneficial or or record, were:

NAME AND ADDRESS             SHARE CLASS     PERCENTAGE (%)
--------------------------   -----------     -------------
Jupiter & Co.
c/o Investor Bank &
 Trust Co.
P.O. Box 9130 FPG 90
Boston, MA 02117-9130.....      Advisor         10.95

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Templeton 401K
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........     Advisor          34.62

Franklin Templeton
 Trust Company/1/
Trustee for ValuSelect
Franklin Resources Profit
 Sharing Plans
P.O. Box 2438
Rancho Cordova,
 CA 95741-2438 ...........     Advisor         13.59

1. Franklin Templeton Trust Company is a California corporation and is wholly owned by Franklin Resources, Inc.

From time to time, the number of fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of December 14, 1998, the officers and board members, as a group, owned of record and beneficially 2.70% of the fund's Advisor Class shares and less than 1% of the outstanding shares of the fund's other classes. The board members may own shares in other funds in the Franklin Templeton Group of Funds.


BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

The fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the fund may be required by state law to register as securities dealers.


For investors outside the U.S., the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have his legal and investment advisors determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

DEALER COMPENSATION Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain securities dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Franklin Templeton Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.


EXCHANGE PRIVILEGE If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at net asset value when paid. Backup withholding and information reporting may apply.


If a substantial number of shareholders should, within a short period, sell their fund shares under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the fund's general policy to initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities consistent with the fund's investment goal exist immediately. This money will then be withdrawn from the short-term, interest-bearing money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.


SYSTEMATIC WITHDRAWAL PLAN Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the fund receives notification of the shareholder's death or incapacity.


REDEMPTIONS IN KIND The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission (SEC). In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash. The fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Franklin/Templeton Investor Services, Inc. (Investor Services) may pay certain financial institutions that maintain omnibus accounts with the fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional accounts, there may be additional methods of buying or selling fund shares than those described in this SAI or in the prospectus.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES
--------------------------------------------------------------------------------

When you buy and sell shares, you pay the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


The fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


When determining its NAV, the fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the fund values them according to the broadest and most representative market as determined by the manager.

The fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the fund holds is its last sale price on the relevant exchange before the fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the fund values options within the range of the current closing bid and ask prices if the fund believes the valuation fairly reflects the contract's market value.


Trading in securities on European, Far Eastern and some other securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the fund's NAV is not calculated. Thus, the calculation of the fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the board.


Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the board. With the approval of the board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

THE UNDERWRITER
--------------------------------------------------------------------------------

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the fund's shares. Distributors is located at 777 Mariners Island Blvd., San Mateo, CA 94404.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors does not receive compensation from the fund for acting as underwriter of the fund's Advisor Class shares.

PERFORMANCE
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every nonstandardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC.

For periods before January 2, 1997, Advisor Class standardized performance quotations are calculated by substituting Class A performance for the relevant time period, excluding the effect of Class A's maximum initial sales charge, and including the effect of the distribution and service (Rule 12b-1) fees applicable to the fund's Class A shares. For periods after January 2, 1997, Advisor Class standardized performance quotations are calculated as described below.

An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

AVERAGE ANNUAL TOTAL RETURN Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The average annual total returns for the indicated periods ended August 31, 1998, were:

                          1 YEAR         5 YEARS       10 YEARS
-----------------------   -------        ------        --------
Advisor Class .........   -12.41%        9.92%          12.18%

These figures were calculated according to the SEC formula:

P (1+T)/n/=ERV

where:

P =    a hypothetical initial payment of $1,000
T =    average annual total return
n =    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

CUMULATIVE TOTAL RETURN Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total returns for the indicated periods ended August 31, 1998, were:

                          1 YEAR          5 YEARS       10 YEARS
-----------------------   ------          -------       --------
Advisor Class .........   -12.41%         60.47%         215.70%


VOLATILITY Occasionally statistics may be used to show the fund's volatility or risk. Measures of volatility or risk are generally used to compare the fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Franklin Resources, Inc. is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

(i) unmanaged indices so that you may compare the fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment goals and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

From time to time, the fund and the manager may also refer to the following information:

/bullet/ The manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

/bullet/ The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International /registered trademark/ or a similar financial organization.

/bullet/ The geographic and industry distribution of the fund's portfolio and the fund's top ten holdings.

/bullet/ The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

/bullet/ To assist investors in understanding the different returns and risk characteristics of various investments, the fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

/bullet/ The major industries located in various jurisdictions as published by the Morgan Stanley Index.

/bullet/ Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

/bullet/ Allegorical stories illustrating the importance of persistent long-term investing.

/bullet/ The fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

/bullet/ A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

/bullet/ Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.


/bullet/ Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing.

-------------------------
* Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October 1992 and resigned from the board on April 16, 1995. He is no longer involved with the investment management process.


From time to time, advertisements or information for the fund may include a discussion of certain attributes or benefits to be derived from an investment in the fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.


The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $216 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 117 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.


Currently, there are more mutual funds than there are stocks listed on the New York Stock Exchange. While many of them have similar investment goals, no two are exactly alike. Shares of the fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.


The Information Services & Technology division of Franklin Resources, Inc. (Resources) established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


DESCRIPTION OF BOND RATINGS
--------------------------------------------------------------------------------
CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION (S&P)

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                       27









                       TEMPLETON INSTITUTIONAL FUNDS, INC.


                                      TIFI

                                  Growth Series
                                  ANNUAL REPORT



                                DECEMBER 31, 1998

[TEMPLETON LOGO]


Mutual funds, annuities, and other investment products:

   - are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

   - are not deposits or obligations of, or guaranteed or endorsed by, any bank;

   -  are subject to investment risks, including the possible loss of principal.



                               December 31, 1998



[Dear Logo] Shareholder:

                 Global stock market volatility in recent months has challenged the resolve of many investors. With continued turmoil in Asia spreading to Russia and Latin America, many investors sought refuge in the developed markets, and in particular large, liquid growth stocks. For value investors like Templeton, 1998 was a difficult year. We positioned the portfolio for the longer term with the opportunities created, but found our short-term performance negatively impacted by the changes. When confronted with such circumstances, we believe it is important to remind ourselves we have a distinct style, one which will not always be in favor. At the same time, we wish to reassure you that we have maintained the same discipline and followed the same patient stock-picking methodologies in this period that we have relied on in the past.

                          TOTAL RETURNS AS OF 12/31/98
                                                                                              CUMULATIVE
                               ONE-YEAR            THREE-YEAR            FIVE-YEAR              SINCE
                                AVERAGE             AVERAGE               AVERAGE           INCEPTION(1),(3)
                              ANNUAL(1),(2)       ANNUAL(1),(2)         ANNUAL(1),(2)          (05/03/93)
TIFI Growth Series                 2.98%               12.32%               10.46%               97.37%
MSCI AC World
  Free Index(4)                   21.97%               16.66%               14.78%              118.58%
MSCI World Index(4)               24.80%               18.24%               16.20%              129.19%

(1)The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to an annual rate of 0.90% of average net assets through April 30, 1999. If these fee waivers are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1999, these agreements may end at any time upon notice to the Board. These voluntary agreements did not result in any fee waivers or reimbursements for the Fund for the fiscal year ended December 31, 1998.

(2)Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3)Cumulative total return represents the change in value of an investment over the indicated periods.

(4)The index is unmanaged, does not contain cash, and does not include management or operating expenses. The index includes reinvested dividends. One cannot invest directly in an index.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.

                                                                    continued...

[PHOTO GARY MOTYL  APPEARS HERE]

GARY MOTYL HAS BEEN A PORTFOLIO MANAGER AND RESEARCH ANALYST WITH TEMPLETON INVESTMENT COUNSEL, INC. SINCE 1981. HE CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, AND IS RESPONSIBLE FOR MANAGING MANY OF OUR SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY AND U.S.-BASED UTILITIES AS WELL AS COUNTRY COVERAGE OF GERMANY.

PRIOR TO JOINING THE TEMPLETON ORGANIZATION, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE IN FINANCE DEGREE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK, AND IS A CHARTERED FINANCIAL ANALYST.





TEMPLETON INSTITUTIONAL FUNDS, INC. GROWTH SERIES letter continued

                       GEOGRAPHIC DISTRIBUTION ON 12/31/98
               (Equity Assets as a Percentage of Total Net Assets)

                                  [PIE CHART]


Europe                      52.0%
Asia                        14.7%
Latin America/Caribbean      9.0%
Australia/New Zealand        6.8%
North America                8.5%


                        FUND ASSET ALLOCATION ON 12/31/98

                                  [PIE CHART]


Equity*                       91.0%
Short-Term Investments &
  Other Net Assets             9.0%



              *Equity includes convertible and preferred securities



                 For the quarter and one year periods ended December 31, 1998, Templeton Institutional Funds, Inc. Growth Series (the "Fund") reported cumulative total returns of 18.07% and 2.98%, respectively, compared to the unmanaged Morgan Stanley Capital International ("MSCI") World Index, which reported cumulative total returns of 21.23% and 24.80% for these periods. The MSCI All Country World Free Index reported cumulative total returns of 21.13% and 21.97% for the quarter and one year periods ended December 31, 1998. Please remember that the Fund's performance differs from that of an index because, among other things, an index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy, and includes no management or other operating expenses. Of course, one cannot invest directly in an index.

                 The Fund's performance, and indeed that of many other value investors, substantially lagged the benchmark indices in 1998. "Value" investing is currently out of favor. In some ways this period may resemble that of the late 1980s, when limited exposure to Japan caused value funds to underperform benchmark indices and their peers. Like the Japanese market of the late 1980s, securities markets in the U.S. and other developed countries in 1998 reached all time highs and stock valuations that were not necessarily representative of their long-term potential. As such, there were limited value investment opportunities, and our low weighting in these highly valued markets caused our funds to underperform. A good example is seen in the performance of our holdings in the United Kingdom over the last quarter. During the year, industrial stocks in the United Kingdom substantially underperformed the market. The market is focused on the near term outlook for these companies, and included in their pricing poor short-term earnings prospects. The valuations of these companies are now at levels not seen in decades, presenting in our opinion good long-term opportunities for the patient value manager. Not surprisingly, we have been adding these stocks to the Fund's portfolio and they have provided volatile short-term results, but we believe these stocks have the potential to provide attractive returns as market expectations adjust over time.

                 Performance shortfalls may be explained in part by the early timing of our purchases and our stock selection. As is customary at our organization, we bought securities as they declined in price and offered what we believed to be good long-term potential. By the same token, our lower performance can be explained by what we did not buy. Internet stocks, for example, soared to move some indices ahead, yet they are not value stocks. By not participating in Internet or other growth stocks, the performance of our portfolio came up short.

Looking back on the world markets, 1998 was another turbulent year in Asia. Progress is being made in the search for new capital, restructuring, and the opening of economies. In our view, the region appears to have passed the 'point of maximum pessimism.' Templeton's analysts are trained to search for bargains that often present themselves where gloom appears to be deep-seated. Many bargains have been found throughout the region in companies where we believe the problems are temporary and are not a reflection of their future value. Hong Kong in particular is an area where we have found good value as it is trading at roughly 18 times earnings, an extremely low figure when compared to Japan. Japan remains a highly valued market, trading at 185 times earnings. In the fourth quarter, the MSCI Japan Index was up 26.9%, and as such, finding bargains there has been difficult. Our analysts have made a great effort to identify long-term values in Japanese stocks throughout the year, and have laid the groundwork for adding Japanese stocks to the Fund's portfolio in the future as we see bargains arise. Generally speaking, throughout Asia our purchases of stocks have been limited to companies that, in our opinion, are cheap, large, well diversified, have solid balance sheets, and have strong earnings potential.

                 Throughout 1998, stocks in Latin America declined significantly. The devaluation of the real has improved Brazil's export potential and has made stocks there cheaper. Given this climate, we have been able to identify many opportunities throughout Latin America, and are proceeding with a cautious accumulation of stocks in Brazil, Argentina, and Chile. Our analysts are carefully researching new opportunities in Latin America under these conditions and we believe we are well positioned to find companies that are trading at a fraction of what we consider to be their future earnings potential.

                 In Europe, markets recovered from the sharp decline in late August and early September, and with the help of low interest rates, the markets there remained buoyant throughout the last quarter of 1998. On a country to country basis, it has become more difficult to find value in Europe. One of the opportunities, however, has been the stock market in the United Kingdom, which has recently been trading at 18 times earnings as compared with the World Index at 26 times earnings. Another area where we are searching for value is in Scandinavia, which is relatively inexpensive with multiples of 15 to 20 times earnings, depending on the country.

                 Sharp declines in the U.S. market brought new opportunities to the surface, however the sharp recovery and re-emergence of record highs have once again made the U.S. securities market an expensive market. Until we believe the U.S. market can offer more than speculative fever and merger-related hype, we will continue to focus on bargains in other areas. At Templeton, we stand by the principles of discipline, value, and patience. It is important to know that we are not willing to buy the "flavor of the year" in order to conform to the general trend but rather we look where others are not. As was the case in 1998 with our underexposure to the U.S. market, this may adversely impact performance from time to time.

                 In a volatile year like 1998, at times bargain stocks were in abundance, and we were able to take advantage of some of these opportunities around the globe. We reduced our holdings in expensive stocks, such as certain banks and telecommunications, and purchased


                      INDUSTRY DIVERSIFICATION ON 12/31/98
                          (Percent of Total Net Assets)

   Finance                            23.1%
   Services                           21.7%
   Energy                             15.3%
   Capital Equipment                  10.0%
   Materials                           8.8%
   Consumer Goods                      8.2%
   Multi-Industry                      3.9%


                        10 LARGEST POSITIONS ON 12/31/98
                          (Percent of Total Net Assets)

   Merita AS                           2.8%
   ING Groep NV                        2.7%
   Telefonos de Mexico SA
   (Telmex), L, ADR                    2.7%
   Repsol SA                           2.6%
   Nokia Corp., A                      2.6%
   AXA-UAP                             2.5%
   Korea Electric Power Corp.          2.3%
   Societe Elf Aquitaine SA, br.       2.2%
   Banco Itau SA, pfd.                 2.1%
   Astra AB, A                         2.1%

TEMPLETON INSTITUTIONAL FUNDS, INC. GROWTH SERIES letter continued



Total Return Index Comparison
$5,000,000 Investment:  05/03/93-12/31/98

[LINE GRAPH]

                  TIFI               MSCI World           MSCI All Country             CPI
               Growth Series                                 World Free
5/3/93         $5,000,000.00         $5,000,000.00         $5,000,000.00          $5,000,000.00
5/31/93        $5,100,000.00         $5,116,064.50         $5,106,091.14          $5,006,322.58
6/30/93        $5,040,000.00         $5,074,112.77         $5,072,960.82          $5,013,331.43
7/31/93        $5,115,000.00         $5,179,654.32         $5,178,161.75          $5,013,331.43
8/31/93        $5,445,000.00         $5,417,918.42         $5,423,704.59          $5,027,368.76
9/30/93        $5,455,000.00         $5,318,770.51         $5,332,760.61          $5,037,926.23
10/31/93       $5,725,000.00         $5,466,100.45         $5,490,687.80          $5,058,581.73
11/30/93       $5,595,000.00         $5,157,812.39         $5,205,263.08          $5,062,122.74
12/31/93       $6,002,076.00         $5,411,060.97         $5,486,794.06          $5,062,122.74
1/31/94        $6,393,737.00         $5,768,732.10         $5,850,664.90          $5,075,790.47
2/28/94        $6,175,017.00         $5,694,892.33         $5,766,095.42          $5,093,048.16
3/31/94        $5,898,010.00         $5,450,581.45         $5,507,017.76          $5,110,364.52
4/30/94        $5,995,711.00         $5,620,094.54         $5,656,780.29          $5,117,519.03
5/31/94        $6,057,416.00         $5,635,268.79         $5,690,131.02          $5,121,101.30
6/30/94        $5,882,584.00         $5,620,617.09         $5,662,495.93          $5,138,513.04
7/31/94        $6,124,263.00         $5,728,532.94         $5,787,826.62          $5,152,387.03
8/31/94        $6,386,512.00         $5,902,107.49         $5,993,989.70          $5,172,996.57
9/30/94        $6,201,395.00         $5,748,062.48         $5,853,240.03          $5,186,963.66
10/31/94       $6,257,959.00         $5,912,457.07         $6,003,253.66          $5,190,594.54
11/30/94       $5,949,431.00         $5,657,038.92         $5,742,542.97          $5,197,342.31
12/31/94       $5,922,780.00         $5,713,043.61         $5,762,578.31          $5,197,342.31
1/31/95        $5,814,503.00         $5,628,490.56         $5,645,318.36          $5,218,131.68
2/28/95        $5,957,971.00         $5,711,792.22         $5,705,612.73          $5,239,004.21
3/31/95        $6,050,638.00         $5,988,242.97         $5,966,951.12          $5,256,292.92
4/30/95        $6,301,385.00         $6,197,831.47         $6,183,980.05          $5,273,638.69
5/31/95        $6,503,073.00         $6,251,752.61         $6,252,250.82          $5,284,185.97
6/30/95        $6,579,387.00         $6,251,127.43         $6,253,632.76          $5,294,754.34
7/31/95        $6,884,645.00         $6,564,934.03         $6,556,203.89          $5,294,754.34
8/31/95        $6,748,369.00         $6,419,848.99         $6,412,659.21          $5,308,520.70
9/30/95        $6,868,292.00         $6,607,950.56         $6,589,083.14          $5,319,137.74
10/31/95       $6,661,153.00         $6,504,866.53         $6,478,951.42          $5,336,690.89
11/30/95       $6,764,722.00         $6,731,886.37         $6,682,759.35          $5,332,955.21
12/31/95       $6,964,376.00         $6,929,803.83         $6,883,992.20          $5,329,222.14
1/31/96        $7,187,517.00         $7,056,619.24         $7,037,020.81          $5,360,664.55
2/29/96        $7,242,851.00         $7,101,075.95         $7,066,320.08          $5,377,818.68
3/31/96        $7,373,459.00         $7,220,374.02         $7,175,100.99          $5,405,783.34
4/30/96        $7,622,803.00         $7,391,496.89         $7,350,300.60          $5,426,865.89
5/31/96        $7,694,045.00         $7,398,888.38         $7,357,899.86          $5,437,176.94
6/30/96        $7,688,108.00         $7,437,362.60         $7,398,253.30          $5,440,439.24
7/31/96        $7,409,080.00         $7,175,567.44         $7,121,935.34          $5,450,776.08
8/31/96        $7,646,550.00         $7,259,521.58         $7,209,770.45          $5,461,132.55
9/30/96        $7,800,906.00         $7,544,820.78         $7,476,008.03          $5,478,608.18
10/31/96       $7,937,452.00         $7,599,143.48         $7,505,904.36          $5,496,139.72
11/30/96       $8,358,962.00         $8,026,215.35         $7,907,176.40          $5,506,582.39
12/31/96       $8,536,004.00         $7,899,401.15         $7,792,648.29          $5,506,582.39
1/31/97        $8,746,062.00         $7,995,773.84         $7,923,380.25          $5,524,203.45
2/28/97        $8,847,496.00         $8,089,324.39         $8,031,407.85          $5,541,328.48
3/31/97        $8,853,903.00         $7,930,773.64         $7,870,748.37          $5,555,181.80
4/30/97        $8,821,870.00         $8,191,696.09         $8,123,545.00          $5,561,848.02
5/31/97        $9,238,298.00         $8,698,762.08         $8,608,255.74          $5,558,510.91
6/30/97        $9,705,979.00         $9,133,700.18         $9,048,750.86          $5,565,181.13
7/31/97       $10,116,001.00         $9,555,677.13         $9,457,904.90          $5,571,859.34
8/31/97        $9,558,628.00         $8,918,313.46         $8,794,321.17          $5,582,445.88
9/30/97       $10,314,605.00         $9,404,361.55         $9,263,330.22          $5,596,401.99
10/31/97       $9,552,221.00         $8,910,632.57         $8,711,761.81          $5,610,393.00
11/30/97       $9,494,562.00         $9,070,132.89         $8,845,037.31          $5,607,026.76
12/31/97       $9,583,405.00         $9,181,695.52         $8,961,166.82          $5,600,298.33
1/31/98        $9,513,042.00         $9,438,783.00         $9,158,443.05          $5,610,938.89
2/28/98       $10,061,871.00        $10,078,732.49         $9,784,971.06          $5,621,599.68
3/31/98       $10,686,558.00        $10,506,070.74        $10,202,479.04          $5,632,280.72
4/30/98       $10,826,801.00        $10,610,080.84        $10,298,101.67          $5,642,418.82
5/31/98       $10,448,144.00        $10,478,515.84        $10,102,710.44          $5,652,575.18
6/30/98       $10,223,754.00        $10,728,952.37        $10,284,724.00          $5,659,358.27
7/31/98       $10,265,827.00        $10,712,858.94        $10,288,084.02          $5,666,149.50
8/31/98        $8,442,661.00         $9,285,906.13         $8,846,701.84          $5,672,948.88
9/30/98        $8,358,515.00         $9,452,123.85         $9,022,686.36          $5,679,756.42
10/31/98       $9,129,854.00        $10,308,486.27         $9,846,710.10          $5,693,387.83
11/30/98       $9,760,950.00        $10,922,872.05        $10,444,504.67          $5,693,387.83
12/31/98       $9,868,500.00        $11,458,092.78        $10,929,560.42          $5,689,971.80



Periods ended December 31, 1998
                                                SINCE
                                               INCEPTION
                         ONE-YEAR  FIVE-YEAR   (05/03/93)
 Average Annual
Total Return(1),(2)        2.98%    10.46%      12.76%
 Cumulative Total
Return(1),(3)              2.98%    64.42%      97.37%

(1) The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees in order to limit the total expenses of the Fund to an annual rate of 0.90% of average net assets through April 30, 1999. If these fee waivers are insufficient to so limit the Fund's expenses, the Fund Administrator has agreed to make certain payments to reduce the Fund's expenses. After April 30, 1999, these agreements may end at any time upon notice to the Board. These voluntary agreements did not result in any fee waivers or reimbursements for the Fund for the fiscal year ended December 31, 1998.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

(5) Source: U.S. Bureau of Labor Statistics (1/13/99).

    All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


companies we consider world class that met our valuation criteria without paying lofty premiums. Examples of purchases would include utility and telecommunication firms in Latin America.

                 This discussion reflects our views, opinions, and portfolio holdings as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

                 There are, of course, special risks involved in global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. For example, the Hong Kong equity market has increased 1049% in the last 15 years, but has suffered five declines of more than 50% during that time.(1) These special risks and other considerations are discussed in the Fund's prospectus.

                 We believe that going forward, we are well positioned for the long term, regardless of what short-term market movements lie ahead. We also believe that no one style, whether value or growth, can outperform the market all the time. We will therefore continue to follow our value style and disciplined approach that has worked for us throughout the years, and that we believe will achieve the Fund's goal of long-term growth of capital. Thank you for allowing us to serve your investment management needs.

Best regards,

/s/ Donald F. Reed

Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.



/s/ Gary P. Motyl

Gary P. Motyl, CFA
Executive Vice President
Templeton Investment Counsel, Inc.


(1) Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in Hong Kong dollars.

For the most current portfolio information, please call 1-800-362-6243.


TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Highlights

                                                                                YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------------
                                                                 1998        1997        1996        1995        1994
                                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $13.62      $13.41      $11.86      $10.94      $11.80
                                                                -------------------------------------------------------
Income from investment operations:
 Net investment income......................................        .19         .73         .30         .27         .20
 Net realized and unrealized gains (losses).................        .46         .89        2.32        1.62        (.36)
                                                                -------------------------------------------------------
Total from investment operations............................        .65        1.62        2.62        1.89        (.16)
                                                                -------------------------------------------------------
Less distributions from:
 Net investment income......................................       (.19)       (.87)       (.29)       (.27)       (.20)
 Net realized gains.........................................      (7.47)       (.54)       (.74)       (.70)       (.50)
 In excess of net realized gains............................         --          --        (.04)         --          --
                                                                -------------------------------------------------------
Total distributions.........................................      (7.66)      (1.41)      (1.07)       (.97)       (.70)
                                                                -------------------------------------------------------
Net asset value, end of year................................      $6.61      $13.62      $13.41      $11.86      $10.94
                                                                -------------------------------------------------------
                                                                -------------------------------------------------------
Total Return................................................      2.98%      12.27%      22.57%      17.59%     (1.32)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $55,779    $120,370    $268,158    $226,963    $194,059
Ratios to average net assets:
 Expenses...................................................       .89%        .86%        .87%        .88%        .95%
 Net investment income......................................      2.27%       2.15%       2.34%       2.28%       1.69%
Portfolio turnover rate.....................................     13.00%      16.73%      15.61%      30.20%      17.23%

                       See Notes to Financial Statements.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998

                                                                   COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS 85.6%
AUTOMOBILES 3.5%
*Circuit City Stores Inc., Carmax Group.....................    United States          69,000    $   375,188
Fiat SpA....................................................        Italy             128,500        446,220
Volvo AB, B.................................................        Sweden             49,000      1,124,380
                                                                                                 -----------
                                                                                                   1,945,788
                                                                                                 -----------
BANKING 11.3%
*Banca Nazionale del Lavoro SpA.............................        Italy              65,200        194,895
Banque Nationale de Paris, ADR, 144A........................        France             10,000        823,816
Deutsche Bank AG, br........................................       Germany             15,200        896,888
Development Bank of Singapore Ltd., fgn.....................      Singapore           125,000      1,128,788
HSBC Holdings Plc. .........................................      Hong Kong            31,069        773,993
*Komercni Banka AS, GDR, 144A...............................    Czech Republic         27,000        112,050
Merita AS...................................................       Finland            242,000      1,538,953
PT Bank Pan Indonesia TBK...................................      Indonesia         2,952,600        148,558
*Thai Farmers Bank Public Co. Ltd., fgn.....................       Thailand           400,000        704,555
                                                                                                 -----------
                                                                                                   6,322,496
                                                                                                 -----------
BUILDING MATERIALS & COMPONENTS 1.2%
Pioneer International Ltd. .................................      Australia           320,000        677,139
                                                                                                 -----------
BUSINESS & PUBLIC SERVICES 1.2%
Esselte AB, A...............................................        Sweden             42,000        673,592
                                                                                                 -----------
CHEMICALS 4.0%
Akzo Nobel NV...............................................     Netherlands           20,000        911,174
Beijing Yanhua Petrochemical Company Ltd., ADR..............        China              34,000        136,000
Imperial Chemical Industries Plc............................    United Kingdom         52,000        449,014
Rhone-Poulenc SA, A.........................................        France             13,963        718,872
                                                                                                 -----------
                                                                                                   2,215,060
                                                                                                 -----------
CONSTRUCTION & HOUSING .2%
*Fairview Holdings Plc......................................    United Kingdom         64,884         94,997
                                                                                                 -----------
DATA PROCESSING & REPRODUCTION 1.0%
*3Com Corp..................................................    United States          12,500        560,156
                                                                                                 -----------
ELECTRICAL & ELECTRONICS 4.3%
ABB AB, A...................................................        Sweden             70,250        749,664
Alcatel SA..................................................        France              5,416        663,160
General Electric Co. Plc. ..................................    United Kingdom        112,084      1,006,994
                                                                                                 -----------
                                                                                                   2,419,818
                                                                                                 -----------
ELECTRONIC COMPONENTS & INSTRUMENTS .4%
BICC Plc. ..................................................    United Kingdom        193,861        227,389
                                                                                                 -----------
ENERGY SOURCES 5.5%
Repsol SA...................................................        Spain              27,600      1,474,509
Saga Petroleum AS, A........................................        Norway             44,000        401,365
Societe Elf Aquitaine SA, br................................        France             10,628      1,229,044
                                                                                                 -----------
                                                                                                   3,104,918
                                                                                                 -----------
FINANCIAL SERVICES 6.5%
AXA-UAP.....................................................        France              9,600      1,392,002
Housing Development Finance Corp. Ltd. .....................        India               5,895        302,197
Industrial Credit & Inv. Corp. of India (ICICI) Ltd., GDR,
  144A......................................................        India              60,100        399,665
ING Groep NV................................................     Netherlands           25,055      1,528,639
                                                                                                 -----------
                                                                                                   3,622,503
                                                                                                 -----------



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOOD & HOUSEHOLD PRODUCTS 2.6%
Albert Fisher Group Plc. ...................................    United Kingdom        914,593    $    83,691
Archer-Daniels Midland Co. .................................    United States          32,025        550,430
Hillsdown Holdings Plc. ....................................    United Kingdom        129,769        164,088
IBP Inc. ...................................................    United States          17,800        518,425
*Terranova Foods Plc........................................    United Kingdom         64,884        119,826
                                                                                                 -----------
                                                                                                   1,436,460
                                                                                                 -----------
FOREST PRODUCTS & PAPER 1.9%
Carter Holt Harvey Ltd. ....................................     New Zealand          166,000        149,072
Fletcher Challenge Ltd. Forestry Division...................     New Zealand          625,000        207,999
Metsa Serla OY, B...........................................       Finland             45,000        359,933
Stora Kopparbergs Bergslags AB, B...........................        Sweden             31,000        344,198
                                                                                                 -----------
                                                                                                   1,061,202
                                                                                                 -----------
HEALTH & PERSONAL CARE 2.1%
Astra AB, A.................................................        Sweden             57,600      1,176,047
                                                                                                 -----------
INDUSTRIAL COMPONENTS 2.2%
BTR Plc. ...................................................    United Kingdom        221,000        452,259
Exide Corp .................................................    United States          46,600        757,250
                                                                                                 -----------
                                                                                                   1,209,509
                                                                                                 -----------
INSURANCE 1.8%
Presidential Life Corp......................................    United States          32,400        643,950
Zurich Allied AG............................................     Switzerland              520        385,031
                                                                                                 -----------
                                                                                                   1,028,981
                                                                                                 -----------
MACHINERY & ENGINEERING 1.9%
New Holland NV..............................................     Netherlands           48,000        657,000
VA Technologie AG...........................................       Austria              4,600        398,826
                                                                                                 -----------
                                                                                                   1,055,826
                                                                                                 -----------
MERCHANDISING 1.9%
Safeway Plc. ...............................................    United Kingdom         66,000        329,149
Storehouse..................................................    United Kingdom        312,100        711,383
                                                                                                 -----------
                                                                                                   1,040,532
                                                                                                 -----------
METALS & MINING 1.7%
WMC Ltd. ...................................................      Australia           308,560        931,136
                                                                                                 -----------
MULTI-INDUSTRY 3.9%
Brierley Investments Ltd....................................     New Zealand          765,889        173,970
Foster Wheeler Corp. .......................................    United States           9,200        121,325
Hicom Holdings Bhd. ........................................       Malaysia           440,000        146,043
Hutchison Whampoa Ltd. .....................................      Hong Kong           123,000        869,244
Jardine Matheson Holdings Ltd. .............................      Hong Kong            97,531        251,630
Swire Pacific Ltd., A ......................................      Hong Kong           132,000        591,229
                                                                                                 -----------
                                                                                                   2,153,441
                                                                                                 -----------
REAL ESTATE 1.3%
*Catellus Development Corp .................................    United States          50,000        715,625
                                                                                                 -----------
TELECOMMUNICATIONS 14.8%
*Cable & Wireless Optus Ltd. ...............................      Australia           156,452        329,142
Compania de Telecomunicaciones de Chile SA, ADR ............        Chile              50,900      1,052,994
*Digital Telecommunications Philippines Inc. ...............     Philippines        5,015,000        122,474
Nokia Corp., A..............................................       Finland             11,700      1,432,622
Northern Telecom, Ltd. .....................................        Canada             10,080        505,260
Philippine Long Distance Telephone Co., ADR ................     Philippines           23,211        602,035
PT Indosat TBK, ADR ........................................      Indonesia               500          6,094
Rostelecom, ADR ............................................        Russia             21,500         90,031
Telecom Italia SpA, di Risp.................................        Italy             167,400      1,052,048
Telefonica del Peru SA, B ..................................         Peru             115,000        144,661
Telefonica SA ..............................................        Spain              19,000        846,107



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                   COUNTRY          SHARES          VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS (CONT.)
*Telefonica SA, rts. .......................................        Spain              19,000    $    16,944
Telefonos de Mexico SA (Telmex), L, ADR ....................        Mexico             30,900      1,504,444
Videsh Sanchar Nigam Ltd., GDR, 144A .......................        India              42,700        523,075
                                                                                                 -----------
                                                                                                   8,227,931
                                                                                                 -----------
TRANSPORTATION .6%
Mayne Nickless Ltd., A......................................      Australia            97,783        362,850
                                                                                                 -----------
UTILITIES ELECTRICAL & GAS 9.8%
Centrais Eletricas Brasileiras SA (Electrobras).............        Brazil         14,000,000        241,010
*Centrais Geradoras Do Sul Do Brasil SA.....................        Brazil          7,000,000          9,154
*Centrica Plc. .............................................    United Kingdom        244,000        490,192
*CEZ AS.....................................................    Czech Republic         17,315        382,670
Endesa SA, br. .............................................        Spain              33,600        891,602
*Evn AG.....................................................       Austria              6,200        878,277
Guangdong Electric Power Development Co Ltd., B, 144A.......        China             728,000        198,274
Iberdrola SA, br. ..........................................        Spain              57,600      1,079,272
Korea Electric Power Corp...................................     South Korea           51,220      1,269,319
                                                                                                 -----------
                                                                                                   5,439,770
                                                                                                 -----------
TOTAL COMMON STOCKS (COST $42,792,688)......................                                      47,703,166
                                                                                                 -----------
PREFERRED STOCKS 5.4%
Banco Itau SA, pfd. ........................................        Brazil          2,450,000      1,196,338
*Embratel Participacoes SA, ADR, pfd. ......................        Brazil             11,700        163,069
News Corp. Ltd., pfd. ......................................      Australia           158,353        964,460
*Tele Celular Sul Participacoes SA, ADR, pfd................        Brazil              1,170         20,402
*Tele Centro Oeste Celular Participacoes SA, ADR, pfd.......        Brazil              3,900         11,456
*Tele Centro Sul Participacoes SA, ADR, pfd. ...............        Brazil              2,340         97,841
*Tele Leste Celular Participacoes SA, ADR, pfd. ............        Brazil                234          6,640
*Tele Nordeste Celular Participacoes SA, ADR, pfd. .........        Brazil                585         10,823
*Tele Norte Celular Participacoes SA, ADR, pfd. ............        Brazil                234          5,280
*Tele Norte Leste Participacoes SA, ADR, pfd. ..............        Brazil             11,700        145,519
*Tele Sudeste Celular Participacoes SA, ADR, pfd............        Brazil              2,340         48,409
*Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. .....        Brazil             11,700          1,280
*Telemig Celular Participacoes SA, ADR, pfd.................        Brazil                585         12,431
*Telesp Celular Participacoes SA, ADR, pfd..................        Brazil              4,680         81,900
*Telesp Participacoes SA, ADR, pfd..........................        Brazil             11,700        258,863
                                                                                                 -----------
TOTAL PREFERRED STOCKS (COST $2,774,821)....................                                       3,024,711
                                                                                                 -----------

                                                                                   PRINCIPAL
                                                                                   AMOUNT**
                                                                                   ---------
SHORT TERM INVESTMENTS (COST $4,808,513) 8.6%
U.S. Treasury Bills, 4.34% to 4.46%, with maturities to
  5/20/99...................................................    United States     $ 4,860,000      4,812,095
                                                                                                 -----------
TOTAL INVESTMENTS (COST $50,376,022) 99.6%..................                                      55,539,972
OTHER ASSETS, LESS LIABILITIES .4%..........................                                         239,461
                                                                                                 -----------
TOTAL NET ASSETS 100.0%.....................................                                     $55,779,433
                                                                                                 -----------
                                                                                                 -----------

*Non-income producing.
**Securities traded in U.S. dollars.
                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in securities, at value (cost $50,376,022).....  $55,539,972
 Cash.......................................................       50,046
 Receivables:
  Investment securities sold................................      209,843
  Capital shares sold.......................................       11,256
  Dividends.................................................      197,160
                                                              -----------
     Total assets...........................................   56,008,277
                                                              -----------
Liabilities:
 Payables:
  Investment securities purchased...........................       85,719
  Capital shares redeemed...................................       42,226
  Custodian fees............................................       38,892
  To affiliates.............................................       35,190
 Accrued expenses...........................................       26,817
                                                              -----------
     Total liabilities......................................      228,844
                                                              -----------
Net assets, at value........................................  $55,779,433
                                                              -----------
                                                              -----------
Net assets consist of:
 Undistributed net investment income........................  $    34,134
 Net unrealized appreciation................................    5,163,950
 Distributions in excess of net realized gain...............     (455,797)
 Capital shares.............................................   51,037,146
                                                              -----------
Net assets, at value........................................  $55,779,433
                                                              -----------
                                                              -----------
Net asset value per share ($55,779,433 / 8,444,751 shares
  outstanding)..............................................        $6.61
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment Income:
 (net of foreign taxes of $168,619)
 Dividends..................................................    $1,686,929
 Interest...................................................       273,883
                                                                ----------
      Total investment income...............................                     $ 1,960,812
Expenses:
 Management fees (Note 3)...................................       434,268
 Administrative fees (Note 3)...............................        52,170
 Transfer agent fees (Note 3)...............................           200
 Custodian fees.............................................        23,466
 Reports to shareholders....................................         2,000
 Registration and filing fees...............................        16,000
 Professional fees..........................................        18,500
 Directors' fees and expenses...............................         1,050
 Amortization of organization costs.........................           501
 Other......................................................         1,408
                                                                ----------
      Total expenses........................................                         549,563
                                                                                 -----------
            Net investment income...........................                       1,411,249
                                                                                 -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,813,092
  Foreign currency transactions.............................       (30,148)
                                                                ----------
      Net realized gain.....................................                       1,782,944
      Net unrealized depreciation...........................                      (1,330,371)
                                                                                 -----------
Net realized and unrealized gain............................                         452,573
                                                                                 -----------
Net increase in net assets resulting from operations........                     $ 1,863,822
                                                                                 -----------
                                                                                 -----------

                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                    1998               1997
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  1,411,249       $   5,989,235
  Net realized gain from investments and foreign currency
    transactions............................................       1,782,944          75,507,706
  Net unrealized depreciation on investments................      (1,330,371)        (49,401,146)
                                                                --------------------------------
    Net increase in net assets resulting from operations....       1,863,822          32,095,795
 Distributions to shareholders from:
  Net investment income.....................................      (1,406,840)         (7,267,170)
  Net realized gains........................................     (37,469,952)         (5,222,663)
  In excess of net realized gains...........................        (455,797)                 --
 Capital share transactions (Note 2)........................     (27,121,467)       (167,394,086)
                                                                --------------------------------
    Net decrease in net assets..............................     (64,590,234)       (147,788,124)
Net assets:
 Beginning of year..........................................     120,369,667         268,157,791
                                                                --------------------------------
 End of year................................................    $ 55,779,433       $ 120,369,667
                                                                --------------------------------
                                                                --------------------------------
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of year................................................    $     34,134       $     (16,933)
                                                                --------------------------------
                                                                --------------------------------

                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation including developing nations. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Notes to Financial Statements (continued)

2. CAPITAL STOCK

At December 31, 1998, there were 940 million shares authorized ($0.01 par value), of which 120 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                         1998                               1997
                                                              --------------------------        -----------------------------
                                                                SHARES         AMOUNT              SHARES          AMOUNT
                                                                ---------------------------------------------------------
Shares sold.................................................   1,936,045    $ 15,134,178           2,784,905    $  40,329,111
Shares issued on reinvestment of distributions..............   5,406,284      38,984,371             914,805       12,348,992
Shares redeemed.............................................  (7,737,881)    (81,240,016)        (14,852,462)    (220,072,189)
                                                              ---------------------------------------------------------------
Net decrease................................................    (395,552)   $(27,121,467)        (11,152,752)   $(167,394,086)
                                                              ---------------------------------------------------------------
                                                              ---------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
 --------     ------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to limit total expenses of the Fund to an annual rate of 0.90% of average daily net assets through April 30, 1999. For the year ended December 31, 1998, no fee waiver or reimbursement was necessary under the agreement.

Legal fees of $4,104 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At December 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $50,671,008 was as follows:

Unrealized appreciation.....................................  $ 15,901,825
Unrealized depreciation.....................................   (11,032,861)
                                                              ------------
Net unrealized appreciation.................................  $  4,868,964
                                                              ============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses on the sale of securities and foreign currencies subsequent to October 31.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 aggregated $7,438,285 and $21,368,317, respectively.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
INDEPENDENT AUDITOR'S REPORT
The Board of Directors and Shareholders
Templeton Institutional Funds, Inc. - Growth Series

We have audited the accompanying statement of assets and liabilities, including the Statement of Investments, of the Growth Series of Templeton Institutional Funds, Inc. as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Series of Templeton Institutional Funds, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                      McGladrey & Pullen, LLP

New York, New York
January 28, 1999


TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Templeton Growth Series Fund hereby designates $1,746,586 as a capital gain dividend for the fiscal year ended December 31, 1998.

Under Section 854(b)(2) of the Internal Revenue Code, the Templeton Growth Series Fund hereby designates 3.03% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 1998.

At December 31, 1998, more than 50% of the Templeton Growth Series Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1999, shareholders will receive Form 1099-DIV, which will include their share of taxes withheld and foreign source income distributed during the calendar year 1998.

The following table provides a breakdown by country of foreign source income and foreign taxes paid to shareholders in December 1998.

                                                                  FOREIGN TAXES        FOREIGN SOURCE
                          COUNTRY                               WITHHELD PER SHARE    INCOME PER SHARE
------------------------------------------------------------------------------------------------------
Australia...................................................         $ 0.0021             $0.0085
Austria.....................................................           0.0005              0.0027
Brazil......................................................           0.0022              0.0110
Canada......................................................           0.0001              0.0005
Chile.......................................................           0.0003              0.0006
China.......................................................           0.0000              0.0007
Czech Republic..............................................          -0.0004              0.0000
Finland.....................................................           0.0014              0.0069
France......................................................           0.0018              0.0211
Germany.....................................................           0.0002              0.0015
Hong Kong...................................................           0.0000              0.0189
India.......................................................           0.0000              0.0043
Indonesia...................................................           0.0001              0.0006
Italy.......................................................           0.0005              0.0028
Malaysia....................................................           0.0001              0.0004
Mexico......................................................           0.0000              0.0074
Netherlands.................................................           0.0016              0.0080
New Zealand.................................................           0.0006              0.0028
Norway......................................................           0.0004              0.0020
Peru........................................................           0.0000              0.0006
Philippines.................................................           0.0000              0.0003
Russia......................................................           0.0000              0.0001
Singapore...................................................           0.0008              0.0022
South Korea.................................................           0.0003              0.0013
Spain.......................................................           0.0011              0.0105
Sweden......................................................           0.0021              0.0107
Switzerland.................................................           0.0003              0.0014
United Kingdom..............................................           0.0059              0.0444
                                                                --------------------------------------
TOTAL.......................................................         $ 0.0220             $0.1722
                                                                --------------------------------------
                                                                --------------------------------------


This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Funds.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243



[RECYCLE LOGO]

ZT455 A 12/98







                      TEMPLETON INSTITUTIONAL FUNDS, INC.


                              [TEMPLETON GRAPHIC]


TIFI                             GROWTH SERIES

                               SEMIANNUAL REPORT

[LOGO] TEMPLETON                JUNE 30, 1999




MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

         - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

         - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

         - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



June 30, 1999


Dear Shareholder:

         During the middle of 1998, investors were clearly worried about the health of the global economy and the potential for substantial earnings shortfalls. The Asian crisis appeared to be highly contagious and investor sentiment plummeted until the Federal Reserve Board (the "Fed") was apparently able to identify and prescribe corrective measures. Three interest rate reductions and an ample injection of liquidity seemed to reverse the course of the Asian crisis and stabilize the global economy. Fortunately, the Templeton Institutional Funds, Inc. Growth Series (the "Fund") was well-placed to take advantage of the revitalized health of the global economy. The Fund's holdings of emerging market and cyclical stocks rebounded forcefully in the first half of 1999 as earnings prospects improved and investors' fears abated. Moreover, the Fund's underweighting of European shares was helpful to its performance relative to its benchmarks as the euro's weakness, sluggish European economic growth, and high equity valuations conspired to produce weak U.S. dollar returns. For the quarter and year-to-date periods ended June 30, 1999, the Fund reported cumulative total returns


                           TOTAL RETURNS AS OF 6/30/99

                                                                                       CUMULATIVE
                              ONE-YEAR          THREE-YEAR         FIVE-YEAR              SINCE
                              AVERAGE             AVERAGE           AVERAGE        INCEPTION (1), (3)
                           ANNUAL (1), (2)    ANNUAL (1), (2)   ANNUAL (1), (2)         (05/03/93)
   TIFI Growth Series          11.71%             14.11%             14.19%              128.42%
   MSCI AC World
   Free Index (4)              16.71%             17.52%             16.22%              140.05%
   MSCI World Index (4)        16.08%             18.76%             17.25%              149.11%

(1) The Fund's manager and administrator have agreed in advance to reduce their respective fees in order to limit the total expenses of the Fund to an annual rate of 0.90% of average net assets. If these fee reductions are insufficient to so limit the Fund's expenses, the administrator has agreed to assume as its own expense certain expenses otherwise payable by the Fund. These voluntary agreements did not result in any fee reductions for the Fund for the period ended June 30, 1999. After May 1, 2000, the manager and administrator may end this arrangement at any time.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World Free Index measures the performance of securities located in 47 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. The MSCI World Index tracks the performance of approximately 1500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 6 of this report.

                                                                    continued...


                             [PHOTO OF GARY MOTYL]

GARY MOTYL HAS BEEN A PORTFOLIO MANAGER AND RESEARCH ANALYST WITH TEMPLETON INVESTMENT COUNSEL, INC. SINCE 1981. HE CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, AND IS RESPONSIBLE FOR MANAGING MANY OF OUR SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY AND U.S.-BASED UTILITIES AS WELL AS COUNTRY COVERAGE OF GERMANY.

PRIOR TO JOINING THE TEMPLETON ORGANIZATION, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE IN FINANCE DEGREE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK, AND IS A CHARTERED FINANCIAL ANALYST.




TEMPLETON INSTITUTIONAL FUNDS, INC. GROWTH SERIES
letter continued................................................................


                       GEOGRAPHIC DISTRIBUTION ON 6/30/99
               (Equity Assets as a Percentage of Total Net Assets)

[PIE CHART]


Europe                    44.5%
North America             20.2%
Australia/New Zealand      5.4%
Latin America/Caribbean    9.0%
Asia                      14.2%



                        FUND ASSET ALLOCATION ON 6/30/99

[PIE CHART]


Equity*                                     93.3%
Short-Term Investments & Other Net Assets    6.7%


*Equity includes convertible and preferred securities


of 14.86% and 15.73%, compared to the unmanaged Morgan Stanley Capital International ("MSCI") All Country World Free Index returns of 5.64% and 9.82%, respectively. The MSCI World Index reported cumulative total returns of 4.86% and 8.69% for these periods. Please remember that the Fund's performance differs from that of an index because, among other things, an index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy, and includes no management or other operating expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

         Given the economy's rapid progress, the Fed apparently determined that a reduction in inflation fighting measures was warranted. The Fed's 25 basis point rate hike on June 30, and recent statistics that indicate a slowing in the very rapid growth rate of money supply in the near future, suggest that the Fed believed the risk of a global economic crisis had diminished. Presumably, with global economic stabilization in sight, the Fed could allow the world's various central banks and finance ministries to focus on more localized problems.

         In Europe, policymakers struggled with the need to stimulate sluggish growth through lower interest rates while simultaneously defending the value of the beleaguered euro. The weaker currency played a role in encouraging greater exports and reduced imports, but we believe Europe will also need to address structural impediments in the labor market to make the euro a long-term success. Meanwhile, many European companies showed initiative by restructuring and/or acquiring other companies to gain critical mass and reduce costs, and the Fund benefited from these trends. Overall, we lightened our positions in European stocks, as valuations for some stocks were beginning to look rather full to us. This aided our performance relative to the indices in 1999's first half as European stocks, particularly the most expensive shares in which we had little exposure, performed poorly. During the period, we added Marks & Spencer Plc., a well-known UK retailer which has experienced some operating problems of late. The stock declined significantly and we believe it holds solid appreciation potential over the next few years. We liquidated our position in Saga Petroleum AS, the Norwegian energy company, which was the subject of a takeover bid. We preferred to take cash rather than stock in the acquiring company. Also, following strong share price performance, we reduced our position in Nokia Corp., the Finnish telecommunications equipment maker.

In Latin America, we identified many stocks we believed to be bargain priced. These markets were some of the primary beneficiaries of the receding atmosphere of economic crisis during the second quarter of 1999, with Mexican stocks advancing and even Brazilian stocks managing a double-digit U.S. dollar gain despite the devaluation of the real. In our opinion, if inflation remains under control, interest rates fall further, fiscal and trade imbalances are addressed, and privatizations move forward, the potential for further gains on our holdings may be significant. During the period, we added to our position in the Chilean telecom company, Compania de Telecomunicaciones de Chile SA.

         Southeast Asian stock markets were also major beneficiaries of the improved health of the global economies and, again, the Fund was well exposed to this trend. The Korean, Thai, and Singaporean stock markets each rose more than 50% in U.S. dollar terms, and the Hong Kong equities market, the Fund's greatest exposure in Asia, advanced over 30% during the first six months of 1999. Government-led bailouts to end the regional banking crisis, some progress on debt restructuring, improved current account positions, and sharply falling interest rates all appear to have signaled to the financial markets that the "point of maximum pessimism" that Templeton's research analysts are always searching for had passed. We are hopeful to take advantage of attractively-priced new issues of equity, as we believe that many Asian companies still need to sell shares in order to rebuild balance sheets weakened by the economic crisis in 1997-98.

         Japanese stocks also posted a strong advance in the second quarter. While many challenges remain for the Japanese economy, investors' fears that the nation was entering into a more rapid downward economic spiral never fully materialized. Should Japan's policymakers find a way to inject liquidity into its economy, dispose of excess manufacturing capacity, and remove some of the structural impediments to free competition, we believe that better economic growth might also be achieved. While many Japanese stocks are still not inexpensive enough to meet our strict Templeton long-term value criteria, we were able to identify several shares that could. For example, Nippon Telegraph & Telephone Corp. has been added to the Fund. This Japanese telecommunications giant is beginning a long-term restructuring program that we believe may improve profitability. However, our holdings in these shares still represent an underweighted position relative to the MSCI World Index and the MSCI AC World Free Index, and this detracted from our returns versus the indices in the second quarter.

         We believe the Fed's highly successful measures for dealing with the Asian crisis did have some unfortunate side effects for the U.S. economy. Rate cuts and liquidity stimulated an already strong domestic economy to a growth rate we believe to be in excess of its long run potential. While inflation remained dormant, this growth trend reduced the available labor pool dramatically, thereby threatening wage gains in excess of productivity growth. Meanwhile, earnings growth was very strong, enabling the U.S. stock market to shrug off rising interest rates and move to new record highs. Given these considerations, as well as the high level of valuations in the U.S. stock market, our holdings in U.S. stocks remain substantially below that of the MSCI World Index and the MSCI AC World Free Index. This has impaired results in our global portfolios thus far in 1999, but we believe that our long-standing approach of focusing exclusively on bargain-priced shares should ultimately yield attractive long-term results.


                       INDUSTRY DIVERSIFICATION ON 6/30/99
               (Equity Assets as a Percentage of Total Net Assets)

Finance                            23.9%
Services                           22.2%
Capital Equipment                  13.8%
Energy                             13.0%
Consumer Goods                      9.1%
Materials                           7.7%
Multi-Industry                      3.6%



                         10 LARGEST POSITIONS ON 6/30/99
                          (Percent of Total Net Assets)


Volvo AB, B                         2.3%
ING Groep NV                        2.2%
Compania de Telecomunicaciones
de Chile SA, ADR                    2.1%
Banco Itau SA, pfd.                 2.0%
AXA SA                              1.9%
General Electric Co. Plc.           1.8%
Astrazeneca Plc.                    1.8%
Merita AS                           1.7%
ABB Ltd.                            1.7%
Development Bank of
Singapore Ltd., fgn.                1.6%




TEMPLETON INSTITUTIONAL FUNDS, INC. GROWTH SERIES
letter continued................................................................

Total Return Index Comparison
$5,000,000 Investment: 05/03/93-6/30/99



              Templeton Inst-Growth       MSCI World        MSCI All Country         CPI
                                                                World Free
  5/3/93         $5,000,000.00          $5,000,000.00         $5,000,000.00     $5,000,000.00
 5/31/93         $5,100,000.00          $5,116,064.50         $5,106,091.14     $5,006,322.58
 6/30/93         $5,040,000.00          $5,074,112.77         $5,072,960.82     $5,013,331.43
 7/31/93         $5,115,000.00          $5,179,654.32         $5,178,161.75     $5,013,331.43
 8/31/93         $5,445,000.00          $5,417,918.42         $5,423,704.59     $5,027,368.76
 9/30/93         $5,455,000.00          $5,318,770.51         $5,332,760.61     $5,037,926.23
10/31/93         $5,725,000.00          $5,466,100.45         $5,490,687.80     $5,058,581.73
11/30/93         $5,595,000.00          $5,157,812.39         $5,205,263.08     $5,062,122.74
12/31/93         $6,002,076.00          $5,411,060.97         $5,486,794.06     $5,062,122.74
 1/31/94         $6,393,737.00          $5,768,732.10         $5,850,664.90     $5,075,790.47
 2/28/94         $6,175,017.00          $5,694,892.33         $5,766,095.42     $5,093,048.16
 3/31/94         $5,898,010.00          $5,450,581.45         $5,507,017.76     $5,110,364.52
 4/30/94         $5,995,711.00          $5,620,094.54         $5,656,780.29     $5,117,519.03
 5/31/94         $6,057,416.00          $5,635,268.79         $5,690,131.02     $5,121,101.30
 6/30/94         $5,882,584.00          $5,620,617.09         $5,662,495.93     $5,138,513.04
 7/31/94         $6,124,263.00          $5,728,532.94         $5,787,826.62     $5,152,387.03
 8/31/94         $6,386,512.00          $5,902,107.49         $5,993,989.70     $5,172,996.57
 9/30/94         $6,201,395.00          $5,748,062.48         $5,853,240.03     $5,186,963.66
10/31/94         $6,257,959.00          $5,912,457.07         $6,003,253.66     $5,190,594.54
11/30/94         $5,949,431.00          $5,657,038.92         $5,742,542.97     $5,197,342.31
12/31/94         $5,922,780.00          $5,713,043.61         $5,762,578.31     $5,197,342.31
 1/31/95         $5,814,503.00          $5,628,490.56         $5,645,318.36     $5,218,131.68
 2/28/95         $5,957,971.00          $5,711,792.22         $5,705,612.73     $5,239,004.21
 3/31/95         $6,050,638.00          $5,988,242.97         $5,966,951.12     $5,256,292.92
 4/30/95         $6,301,385.00          $6,197,831.47         $6,183,980.05     $5,273,638.69
 5/31/95         $6,503,073.00          $6,251,752.61         $6,252,250.82     $5,284,185.97
 6/30/95         $6,579,387.00          $6,251,127.43         $6,253,632.76     $5,294,754.34
 7/31/95         $6,884,645.00          $6,564,934.03         $6,556,203.89     $5,294,754.34
 8/31/95         $6,748,369.00          $6,419,848.99         $6,412,659.21     $5,308,520.70
 9/30/95         $6,868,292.00          $6,607,950.56         $6,589,083.14     $5,319,137.74
10/31/95         $6,661,153.00          $6,504,866.53         $6,478,951.42     $5,336,690.89
11/30/95         $6,764,722.00          $6,731,886.37         $6,682,759.35     $5,332,955.21
12/31/95         $6,964,376.00          $6,929,803.83         $6,883,992.20     $5,329,222.14
 1/31/96         $7,187,517.00          $7,056,619.24         $7,037,020.81     $5,360,664.55
 2/29/96         $7,242,851.00          $7,101,075.95         $7,066,320.08     $5,377,818.68
 3/31/96         $7,373,459.00          $7,220,374.02         $7,175,100.99     $5,405,783.34
 4/30/96         $7,622,803.00          $7,391,496.89         $7,350,300.60     $5,426,865.89
 5/31/96         $7,694,045.00          $7,398,888.38         $7,357,899.86     $5,437,176.94
 6/30/96         $7,688,108.00          $7,437,362.60         $7,398,253.30     $5,440,439.24
 7/31/96         $7,409,080.00          $7,175,567.44         $7,121,935.34     $5,450,776.08
 8/31/96         $7,646,550.00          $7,259,521.58         $7,209,770.45     $5,461,132.55
 9/30/96         $7,800,906.00          $7,544,820.78         $7,476,008.03     $5,478,608.18
10/31/96         $7,937,452.00          $7,599,143.48         $7,505,904.36     $5,496,139.72
11/30/96         $8,358,962.00          $8,026,215.35         $7,907,176.40     $5,506,582.39
12/31/96         $8,536,004.00          $7,899,401.15         $7,792,648.29     $5,506,582.39
 1/31/97         $8,746,062.00          $7,995,773.84         $7,923,380.25     $5,524,203.45
 2/28/97         $8,847,496.00          $8,089,324.39         $8,031,407.85     $5,541,328.48
 3/31/97         $8,853,903.00          $7,930,773.64         $7,870,748.37     $5,555,181.80
 4/30/97         $8,821,870.00          $8,191,696.09         $8,123,545.00     $5,561,848.02
 5/31/97         $9,238,298.00          $8,698,762.08         $8,608,255.74     $5,558,510.91
 6/30/97         $9,705,979.00          $9,133,700.18         $9,048,750.86     $5,565,181.13
 7/31/97        $10,116,001.00          $9,555,677.13         $9,457,904.90     $5,571,859.34
 8/31/97         $9,558,628.00          $8,918,313.46         $8,794,321.17     $5,582,445.88
 9/30/97        $10,314,605.00          $9,404,361.55         $9,263,330.22     $5,596,401.99
10/31/97         $9,552,221.00          $8,910,632.57         $8,711,761.81     $5,610,393.00
11/30/97         $9,494,562.00          $9,070,132.89         $8,845,037.31     $5,607,026.76
12/31/97         $9,583,405.00          $9,181,695.52         $8,961,166.82     $5,600,298.33
 1/31/98         $9,513,042.00          $9,438,783.00         $9,158,443.05     $5,610,938.89
 2/28/98        $10,061,871.00         $10,078,732.49         $9,784,971.06     $5,621,599.68
 3/31/98        $10,686,558.00         $10,506,070.74        $10,202,479.04     $5,632,280.72
 4/30/98        $10,826,801.00         $10,610,080.84        $10,298,101.67     $5,642,418.82
 5/31/98        $10,448,144.00         $10,478,515.84        $10,102,710.44     $5,652,575.18
 6/30/98        $10,223,754.00         $10,728,952.37        $10,284,724.00     $5,659,358.27
 7/31/98        $10,265,827.00         $10,712,858.94        $10,288,084.02     $5,666,149.50
 8/31/98         $8,442,661.00          $9,285,906.13         $8,846,701.84     $5,672,948.88
 9/30/98         $8,358,515.00          $9,452,123.85         $9,022,686.36     $5,679,756.42
10/31/98         $9,129,854.00         $10,308,486.27         $9,846,710.10     $5,693,387.83
11/30/98         $9,760,950.00         $10,922,872.05        $10,444,504.67     $5,693,387.83
12/31/98         $9,868,320.45         $11,458,092.78        $10,929,560.42     $5,689,971.80
 1/31/99         $9,808,778.66         $11,710,577.47        $11,152,932.66     $5,703,858.17
 2/28/99         $9,495,452.16         $11,400,682.10        $10,872,626.45     $5,710,800.91
 3/31/99         $9,943,479.77         $11,877,040.11        $11,361,670.88     $5,728,158.95
 4/30/99        $10,899,076.77         $12,346,905.43        $11,852,536.19     $5,769,818.30
 5/31/99        $10,734,116.72         $11,897,396.09        $11,433,710.47     $5,769,818.30
 6/30/99        $11,421,100.18         $12,456,573.71        $12,002,958.55     $5,769,818.30

Periods ended June 30, 1999


                                                    Since
                                                  Inception
                           One-Year   Five-Year   (05/03/93)
--------------------------------------------------------------
Average Annual
Total Return (1), (2)       11.71%     14.19%       14.36%
Cumulative Total
Return (1), (3)             11.71%     94.15%      128.42%


(1) The Fund's manager and administrator have agreed in advance to reduce their respective fees in order to limit the total expenses of the Fund to an annual rate of 0.90% of average net assets. If these fee reductions are insufficient to so limit the Fund's expenses, the administrator has agreed to assume as its own expense certain expenses otherwise payable by the Fund. These voluntary agreements did not result in any fee reductions for the Fund for the period ended June 30, 1999. After May 1, 2000, the manager and administrator may end this arrangement at any time.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI World Index tracks the performance of approximately 1500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. The MSCI AC World Free Index measures the performance of securities located in 47 countries, including emerging markets in Latin America, Asia and Eastern Europe. It includes reinvested dividends. Indices are unmanaged, do not contain cash and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(5) Source: U.S. Bureau of Labor Statistics (7/15/99).

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


         While the current elevated valuations attached to equities in many parts of the world make the identification of bargains more challenging, worthwhile opportunities present themselves as nations, industries, or individual companies fall temporarily out of favor with investors. As other investors scramble to pay high prices for those stocks with the most appealing trend, Templeton's analysts diligently search for those shares selling at the lowest prices in relation to long-term earnings potential. At Templeton, we remain committed to implementing our disciplined investment process and we are confident that, in so doing, we will build upon the strong relationship we enjoy with you now.

         This discussion reflects our views, opinions, and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

         There are, of course, special risks involved in global investing related to market, currency, economic, social, political and other factors. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the Mexican Bolsa Index has increased 3,760% in the last 15 years, but has suffered 8 declines of more than 15% during that time.(1) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for allowing us to serve your investment management needs.

Best regards,


/s/DONALD F. REED
Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.


/s/GARY P. MOTYL
Gary P. Motyl, CFA
Executive Vice President
Templeton Investment Counsel, Inc.


(1) Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends.

For the most current portfolio information, please call 1-800-362-6243.





TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Highlights

                                                          SIX MONTHS
                                                             ENDED                        YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 1999    -------------------------------------------------------
                                                         (UNAUDITED)+      1998        1997        1996        1995        1994
                                                         ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.................         $6.61        $13.62      $13.41      $11.86      $10.94      $11.80
                                                         ------------------------------------------------------------------------
Income from investment operations:
 Net investment income...............................           .08           .19         .73         .30         .27         .20
 Net realized and unrealized gains (losses)..........           .96           .46         .89        2.32        1.62        (.36)
                                                         ------------------------------------------------------------------------
Total from investment operations.....................          1.04           .65        1.62        2.62        1.89        (.16)
                                                         ------------------------------------------------------------------------
Less distributions from:
 Net investment income...............................            --          (.19)       (.87)       (.29)       (.27)       (.20)
 Net realized gains..................................            --         (7.47)       (.54)       (.74)       (.70)       (.50)
 In excess of net realized gains.....................            --            --          --        (.04)         --          --
                                                         ------------------------------------------------------------------------
Total distributions..................................            --         (7.66)      (1.41)      (1.07)       (.97)       (.70)
                                                         ------------------------------------------------------------------------
Net asset value, end of period.......................         $7.65         $6.61      $13.62      $13.41      $11.86      $10.94
                                                         ========================================================================
Total Return*........................................        15.73%         2.98%      12.27%      22.57%      17.59%     (1.32)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)....................       $62,425       $55,779    $120,370    $268,158    $226,963    $194,059
Ratios to average net assets:
 Expenses............................................          .90%**        .89%        .86%        .87%        .88%        .95%
 Net investment income...............................         2.36%**       2.27%       2.15%       2.34%       2.28%       1.69%
Portfolio turnover rate..............................        22.90%        13.00%      16.73%      15.61%      30.20%      17.23%

 * Total return is not annualized.
** Annualized.
 + Based on weighted average shares outstanding.
                       See Notes to Financial Statements.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 88.6%
APPLIANCES & HOUSEHOLD DURABLES .8%
Sony Corp. .................................................        Japan                4,700        $   506,733
                                                                                                      -----------
AUTOMOBILES 3.5%
*Circuit City Stores Inc. - CarMax Group....................    United States           69,000            366,563
Fiat SpA....................................................        Italy              128,500            408,412
Volvo AB, B.................................................        Sweden              49,000          1,420,665
                                                                                                      -----------
                                                                                                        2,195,640
                                                                                                      -----------
BANKING 10.0%
*Banca Nazionale Del Lavoro SpA.............................        Italy              119,200            375,903
Bank of America Corp. ......................................    United States            8,700            637,819
Banque Nationale de Paris, ADR, 144A........................        France              10,000            833,247
Deutsche Bank AG, Br. ......................................       Germany              15,200            926,390
Development Bank of Singapore Ltd., fgn. ...................      Singapore             80,000            977,386
HSBC Holdings Plc. .........................................      Hong Kong             21,069            768,481
Merita AS...................................................       Finland             192,000          1,090,977
*Thai Farmers Bank Public Co. Ltd., fgn. ...................       Thailand            200,000            618,305
                                                                                                      -----------
                                                                                                        6,228,508
                                                                                                      -----------
BUILDING MATERIALS & COMPONENTS 1.3%
Pioneer International Ltd. .................................      Australia            320,000            815,462
                                                                                                      -----------
BUSINESS & PUBLIC SERVICES .7%
Esselte AB, A...............................................        Sweden              42,000            419,901
                                                                                                      -----------
CHEMICALS 3.4%
Akzo Nobel NV...............................................     Netherlands            20,000            841,497
Bayer AG, Br. ..............................................       Germany               8,600            357,853
Beijing Yanhua Petrochemical Company Ltd., ADR..............        China               34,000            386,750
Imperial Chemical Industries Plc. ..........................    United Kingdom          52,000            517,197
                                                                                                      -----------
                                                                                                        2,103,297
                                                                                                      -----------
CONSTRUCTION & HOUSING .2%
Fairview Holdings Plc. .....................................    United Kingdom          64,884            137,557
                                                                                                      -----------
DATA PROCESSING & REPRODUCTION 1.1%
*3Com Corp. ................................................    United States           24,500            653,844
                                                                                                      -----------
ELECTRICAL & ELECTRONICS 5.1%
*ABB Ltd. ..................................................        Sweden              11,235          1,050,569
Alcatel SA..................................................        France               5,416            762,384
General Electric Co. Plc. ..................................    United Kingdom         112,084          1,139,532
*Meto AG....................................................        Sweden              42,000            207,975
                                                                                                      -----------
                                                                                                        3,160,460
                                                                                                      -----------
ELECTRONIC COMPONENTS & INSTRUMENTS .4%
BICC Plc. ..................................................    United Kingdom         193,861            276,543
                                                                                                      -----------
ENERGY EQUIPMENT & SERVICES 3.0%
Sunoco Inc. ................................................    United States           20,000            603,750
TransCanada PipeLines Ltd. .................................        Canada              43,500            609,000
Transocean Offshore Inc. ...................................    Cayman Islands          24,400            640,500
                                                                                                      -----------
                                                                                                        1,853,250
                                                                                                      -----------
ENERGY SOURCES 3.7%
Occidental Petroleum Corp. .................................    United States           29,000            612,625
Repsol SA...................................................        Spain               42,800            873,920
Societe Elf Aquitane SA, Br. ...............................        France               5,628            825,889
                                                                                                      -----------
                                                                                                        2,312,434
                                                                                                      -----------

TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES 5.5%
AXA SA......................................................        France               9,600        $ 1,171,166
Housing Development Finance Corp. Ltd. .....................        India                5,895            302,083
ICICI Ltd., GDR, 144A.......................................        India               60,100            619,030
ING Groep NV................................................     Netherlands            25,055          1,356,489
                                                                                                      -----------
                                                                                                        3,448,768
                                                                                                      -----------
FOOD & HOUSEHOLD PRODUCTS 1.0%
Archer-Daniels Midland Co. .................................    United States           42,025            648,762
                                                                                                      -----------
FOREST PRODUCTS & PAPER 2.3%
Carter Holt Harvey Ltd. ....................................     New Zealand           166,000            198,797
Fletcher Challenge Ltd. Forestry Division...................     New Zealand           625,000            351,058
Metsa Serla OY, B...........................................       Finland              45,000            382,386
Stora Enso OYJ, R...........................................       Finland              44,994            486,879
                                                                                                      -----------
                                                                                                        1,419,120
                                                                                                      -----------
HEALTH & PERSONAL CARE 3.8%
Astrazeneca Plc. ...........................................    United Kingdom          29,059          1,131,333
Pharmacia & Upjohn Inc. ....................................    United States           11,100            630,619
Rhone-Poulenc SA, A.........................................        France              13,963            638,033
                                                                                                      -----------
                                                                                                        2,399,985
                                                                                                      -----------
INDUSTRIAL COMPONENTS 1.1%
Exide Corp. ................................................    United States           46,600            687,350
                                                                                                      -----------
INSURANCE 5.2%
Ace Ltd. ...................................................       Bermuda              21,800            615,850
Allstate Corp. .............................................    United States           12,300            441,263
Presidential Life Corp. ....................................    United States           32,400            635,850
Torchmark Corp. ............................................    United States           18,500            631,313
XL Capital Ltd., A..........................................       Bermuda              10,700            604,550
Zurich Allied AG............................................     Switzerland               520            295,690
                                                                                                      -----------
                                                                                                        3,224,516
                                                                                                      -----------
MACHINERY & ENGINEERING 2.9%
Invensys Plc. ..............................................    United Kingdom         117,793            557,939
New Holland NV..............................................     Netherlands            48,000            822,000
VA Technologie AG, Br. .....................................       Austria               4,600            416,737
                                                                                                      -----------
                                                                                                        1,796,676
                                                                                                      -----------
MERCHANDISING 2.7%
Hudsons Bay Co. ............................................        Canada              34,000            383,328
Marks & Spencer Plc. .......................................    United Kingdom          60,000            346,143
Safeway Plc. ...............................................    United Kingdom          66,000            263,981
Storehouse..................................................    United Kingdom         312,100            671,505
                                                                                                      -----------
                                                                                                        1,664,957
                                                                                                      -----------
METALS & MINING .7%
WMC Ltd. ...................................................      Australia            108,560            466,345
                                                                                                      -----------
MULTI-INDUSTRY 3.6%
Brierley Investments Ltd. ..................................     New Zealand           765,889            215,097
Foster Wheeler Corp. .......................................    United States           24,200            341,825
Hutchison Whampoa Ltd. .....................................      Hong Kong             62,000            561,359
Jardine Matheson Holdings Ltd. .............................      Hong Kong             97,531            487,655
Swire Pacific Ltd., A.......................................      Hong Kong            132,000            653,293
                                                                                                      -----------
                                                                                                        2,259,229
                                                                                                      -----------



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 1.2%
*Catellus Development Corp. ................................    United States           50,000        $   775,000
                                                                                                      -----------
TELECOMMUNICATIONS 12.1%
*Cable & Wireless Optus Ltd., 144A..........................      Australia            156,452            356,232
Compania de Telecomunicaciones de Chile SA, ADR.............        Chile               53,300          1,319,175
Nippon Telegraph & Telephone Corp. .........................        Japan                   43            500,909
Nokia Corp., A..............................................       Finland               7,300            639,889
Nortel Networks Corp. ......................................        Canada              10,080            875,070
Philippine Long Distance Telephone Co., ADR.................     Philippines            23,211            699,231
PT Indosat, ADR.............................................      Indonesia                500              9,750
*Rostelecom, ADR............................................        Russia              21,500            210,969
*Telecom Italia SpA, di Risp................................        Italy               75,700            411,795
Telefonica del Peru SA, B...................................         Peru              115,000            172,733
*Telefonica SA..............................................        Spain               19,000            915,221
Telefonos de Mexico SA (Telmex), ADR........................        Mexico              10,900            880,856
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India               42,700            547,094
                                                                                                      -----------
                                                                                                        7,538,924
                                                                                                      -----------
TRANSPORTATION 4.0%
Airborne Freight Corp. .....................................    United States           22,100            611,894
British Airways Plc. .......................................    United Kingdom          51,000            352,503
Burlington Northern Santa Fe Corp. .........................    United States           19,400            601,400
Canadian National Railway Co. ..............................        Canada               9,200            621,715
Mayne Nickless Ltd., A......................................      Australia             97,783            334,616
                                                                                                      -----------
                                                                                                        2,522,128
                                                                                                      -----------
UTILITIES ELECTRICAL & GAS 9.3%
Centrais Eletricas Brasileiras SA (Electrobras).............        Brazil          14,000,000            266,819
*Centrais Geradoras Do Sul Do Brasil SA.....................        Brazil           7,000,000              5,592
Centrica Plc. ..............................................    United Kingdom         219,600            516,618
*CEZ AS.....................................................    Czech Republic         190,465            392,003
Endesa SA...................................................        Spain               33,600            716,560
Evn AG......................................................       Austria               6,200            906,631
Guangdong Electric Power Development Co Ltd., B. ...........        China              728,000            501,043
Iberdrola SA, Br. ..........................................        Spain               57,600            877,335
Korea Electric Power Corp. .................................     South Korea            19,720            819,466
Veba AG.....................................................       Germany              13,400            790,430
                                                                                                      -----------
                                                                                                        5,792,497
                                                                                                      -----------
TOTAL COMMON STOCKS (COST $44,159,764)......................                                           55,307,886
                                                                                                      -----------
PREFERRED STOCKS 4.7%
Banco Itau SA, pfd. ........................................        Brazil           2,450,000          1,272,183
Embratel Participacoes SA, ADR, pfd. .......................        Brazil              11,700            162,338
News Corp. Ltd., pfd. ......................................      Australia             83,353            635,023
Tele Celular Sul Participacoes SA, ADR, pfd. ...............        Brazil               1,170             25,374
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......        Brazil               3,900             15,356
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil               2,340            129,870
Tele Leste Celular Participacoes SA, ADR, pfd. .............        Brazil                 234              6,962
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........        Brazil                 585             15,795
Tele Norte Celular Participacoes SA, ADR, pfd. .............        Brazil                 234              6,333
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil              11,700            217,181
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........        Brazil               2,340             67,860
*Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. .....        Brazil              11,700                731
Telemig Celular Participacoes SA, ADR, pfd. ................        Brazil                 585             14,406


TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONT.)
Telesp Celular Participacoes SA, ADR, pfd. .................        Brazil               4,680        $   125,190
Telesp Participacoes SA, ADR, pfd. .........................        Brazil              11,700            267,638
                                                                                                      -----------
TOTAL PREFERRED STOCKS (COST $2,474,720)....................                                            2,962,240
                                                                                                      -----------

                                                                                     PRINCIPAL
                                                                                      AMOUNT**
                                                                                      --------
SHORT TERM INVESTMENTS (COST $4,117,123) 6.6%
U.S. Treasury Bills, 4.355% to 4.85%, with maturities to
  12/09/99..................................................    United States        $4,170,000         4,118,500
                                                                                                      -----------
TOTAL INVESTMENTS (COST $50,751,607) 99.9%..................                                           62,388,626
OTHER ASSETS, LESS LIABILITIES .1%..........................                                               36,362
                                                                                                      -----------
TOTAL NET ASSETS 100.0%.....................................                                          $62,424,988
                                                                                                      ===========

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $50,751,607).....  $62,388,626
 Cash.......................................................      214,305
 Receivables:
  Capital shares sold.......................................      135,701
  Dividends and interest....................................      335,407
                                                              -----------
      Total assets..........................................   63,074,039
                                                              -----------
Liabilities:
 Payables:
  Investment securities purchased...........................      464,483
  Capital shares redeemed...................................       76,893
  To affiliates.............................................       45,817
 Deferred tax liability (Note 1e)...........................        7,063
 Accrued expenses...........................................       54,795
                                                              -----------
      Total liabilities.....................................      649,051
                                                              -----------
Net assets, at value........................................  $62,424,988
                                                              ===========
Net assets consist of:
 Undistributed net investment income........................  $   697,793
 Net unrealized appreciation................................   11,629,956
 Accumulated net realized gain..............................      800,760
 Capital shares.............................................   49,296,479
                                                              -----------
Net assets, at value........................................  $62,424,988
                                                              ===========
Net asset value per share ($62,424,988 / 8,164,260 shares
  outstanding)..............................................        $7.65
                                                              ===========

                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $96,440)
 Dividends..................................................    $  788,742
 Interest...................................................       127,415
                                                                ----------
      Total investment income...............................                  $  916,157
Expenses:
 Management fees (Note 3)...................................       196,579
 Administrative fees (Note 3)...............................        23,523
 Transfer agent fees (Note 3)...............................           296
 Reports to shareholders....................................         8,200
 Registration and filing fees...............................         5,300
 Professional fees..........................................        17,000
 Directors' fees and expenses...............................         1,600
                                                                ----------
      Total expenses........................................                     252,498
                                                                              ----------
            Net investment income...........................                     663,659
                                                                              ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     1,282,779
  Foreign currency transactions.............................       (26,222)
                                                                ----------
      Net realized gain.....................................                   1,256,557
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     6,473,069
  Deferred taxes (Note 1e)..................................        (7,063)
                                                                ----------
      Net unrealized appreciation...........................                   6,466,006
                                                                              ----------
Net realized and unrealized gain............................                   7,722,563
                                                                              ----------
Net increase in net assets resulting from operations........                  $8,386,222
                                                                              ==========

                       See Notes to Financial Statements.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 1999       YEAR ENDED
                                                                 (UNAUDITED)     DECEMBER 31, 1998
                                                                 ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   663,659       $  1,411,249
  Net realized gain from investments and foreign currency
    transactions............................................       1,256,557          1,782,944
  Net unrealized appreciation (depreciation) on investments
   and deferred taxes.......................................       6,466,006         (1,330,371)
                                                                ----------------------------------
    Net increase in net assets resulting from operations....       8,386,222          1,863,822
 Distributions to shareholders from:
  Net investment income.....................................              --         (1,406,840)
  Net realized gains........................................              --        (37,469,952)
  In excess of net realized gains...........................              --           (455,797)
 Capital share transactions (Note 2)........................      (1,740,667)       (27,121,467)
                                                                ----------------------------------
    Net increase (decrease) in net assets...................       6,645,555        (64,590,234)
Net assets:
 Beginning of period........................................      55,779,433        120,369,667
                                                                ----------------------------------
 End of period..............................................     $62,424,988       $ 55,779,433
                                                                ==================================
Undistributed net investment income included in net assets:
 End of period..............................................     $   697,793       $     34,134
                                                                ==================================

                       See Notes to Financial Statements.



TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

At June 30, 1999, there were 1.14 billion shares authorized ($0.01 par value), of which 120 million have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                    JUNE 30, 1999                   DECEMBER 31, 1998
                                                              ------------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
Shares sold.................................................   1,157,028    $ 8,150,157          1,936,045    $ 15,134,178
Shares issued on reinvestment of distributions..............          --             --          5,406,284      38,984,371
Shares redeemed.............................................  (1,437,519)    (9,890,824)        (7,737,881)    (81,240,016)
                                                              ------------------------------------------------------------
Net decrease................................................    (280,491)   $(1,740,667)          (395,552)   $(27,121,467)
                                                              ============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to limit total expenses of the Fund to an annual rate of 0.90% of average daily net assets through April 30, 2000. For the six months ended June 30, 1999, no fee waiver or reimbursement was necessary under the agreement.




TEMPLETON INSTITUTIONAL FUNDS, INC.
GROWTH SERIES
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $51,003,662 was as follows:

Unrealized appreciation.....................................  $16,550,124
Unrealized depreciation.....................................   (5,165,161)
                                                              -----------
Net unrealized appreciation.................................  $11,384,963
                                                              ===========

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses on the sale of securities and foreign currencies subsequent to October 31.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 aggregated $11,746,270 and $11,965,463, respectively.


This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc. Growth Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.









                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
[RECYCLED LOGO]                                 Fund Information: 1-800-362-6243

ZT455 S 6/99